UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
June 30, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Securities – 0.12%
Navient Student Loan Trust
Series 2016-5A A 144A
3.341% (LIBOR01M +
1.25%) 6/25/65 #●	156,709	$160,827
SLM Student Loan Trust
Series 2003-11 A6 144A
2.891% (LIBOR03M +
0.55%, Floor 0.29%)
12/15/25 #●	346,219	347,910
Series 2008-9 A 3.86%
(LIBOR03M + 1.50%)
4/25/23 ●	1,796,851	1,831,171
Total Agency Asset-Backed
Securities (cost $2,312,968)		2,339,908

Agency Collateralized Mortgage Obligations – 7.68%
Fannie Mae Connecticut
Avenue Securities
Series 2016-C03 1M1
4.091% (LIBOR01M +
2.00%) 10/25/28 ●	53,093	53,817
Series 2016-C04 1M1
3.541% (LIBOR01M +
1.45%) 1/25/29 ●	30,020	30,252
Series 2017-C01 1M1
3.391% (LIBOR01M +
1.30%) 7/25/29 ●	24,252	24,432
Series 2017-C04 2M2
4.941% (LIBOR01M +
2.85%) 11/25/29 ●	420,000	437,168
Series 2018-C01 1M2
4.341% (LIBOR01M +
2.25%, Floor 2.25%)
7/25/30 ●	690,000	694,376
Series 2018-C02 2M2
4.291% (LIBOR01M +
2.20%, Floor 2.20%)
8/25/30 ●	630,000	627,706
Series 2018-C03 1M2
4.241% (LIBOR01M +
2.15%, Floor 2.15%)
10/25/30 ●	555,000	551,579
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	7,595	8,198
Series 2002-T4 A3
7.50% 12/25/41	27,050	29,772
Series 2004-T1 1A2
6.50% 1/25/44	8,995	10,006
Fannie Mae Interest Strip
Series 409 C3
3.00% 5/25/27 Σ	608,041	52,828
Series 418 C12
3.00% 8/25/33 Σ	2,303,481	302,018
Series 419 C3
3.00% 11/25/43 Σ	389,712	77,728
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	310,917	315,891
Series 2004-W11 1A2
6.50% 5/25/44	46,909	51,991
Series 2004-W15 1A1
6.00% 8/25/44	39,498	42,878
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	5,256	5,788
Series 1999-19 PH
6.00% 5/25/29	89,931	96,931
Series 2001-14 Z
6.00% 5/25/31	5,589	5,945
Series 2002-90 A1
6.50% 6/25/42	7,916	8,875
Series 2002-90 A2
6.50% 11/25/42	26,670	29,576
Series 2005-70 PA
5.50% 8/25/35	51,328	56,102
Series 2005-110 MB
5.50% 9/25/35	33,598	34,410
Series 2007-30 OE
1.879% 4/25/37 Ω	2,638,929	2,207,235
Series 2008-15 SB
4.509% (6.60% minus
LIBOR01M, Cap 6.60%)
8/25/36 Σ●	117,015	19,169
Series 2008-24 ZA
5.00% 4/25/38	11,152,871	11,805,307
Series 2009-2 AS
3.609% (5.70% minus
LIBOR01M, Cap 5.70%)
2/25/39 Σ●	809,874	68,939
Series 2009-68 SA
4.659% (6.75% minus
LIBOR01M, Cap 6.75%)
9/25/39 Σ●	227,990	33,013
Series 2009-94 AC
5.00% 11/25/39	143,427	153,996
Series 2010-41 PN
4.50% 4/25/40	475,000	493,778
Series 2010-43 HJ
5.50% 5/25/40	81,773	89,231

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2010-96 DC
4.00% 9/25/25	314,139	$332,171
Series 2010-123 FE
2.571% (LIBOR01M +
0.48%, Cap 6.50%, Floor
0.48%) 11/25/40 ●	1,797,549	1,810,022
Series 2011-118 DC
4.00% 11/25/41	1,029,145	1,044,946
Series 2012-98 DI
3.50% 9/25/27 Σ	1,258,943	130,223
Series 2012-98 IY
3.00% 9/25/27 Σ	587,402	53,635
Series 2012-98 MI
3.00% 8/25/31 Σ	1,270,081	143,153
Series 2012-99 AI
3.50% 5/25/39 Σ	422,561	43,980
Series 2012-115 MI
3.50% 3/25/42 Σ	236,722	29,265
Series 2012-120 WI
3.00% 11/25/27 Σ	1,014,033	98,003
Series 2012-122 SD
4.009% (6.10% minus
LIBOR01M, Cap 6.10%)
11/25/42 Σ●	1,256,509	225,170
Series 2012-128 IC
3.00% 11/25/32 Σ	1,994,886	261,393
Series 2012-132 AI
3.00% 12/25/27 Σ	1,394,134	127,348
Series 2012-137 AI
3.00% 12/25/27 Σ	472,899	42,899
Series 2012-139 NS
4.609% (6.70% minus
LIBOR01M, Cap 6.70%)
12/25/42 Σ●	2,345,178	523,689
Series 2012-144 EI
3.00% 1/25/28 Σ	648,463	56,598
Series 2012-144 PI
3.50% 6/25/42 Σ	383,648	51,538
Series 2012-146 IO
3.50% 1/25/43 Σ	1,751,187	353,959
Series 2012-149 IC
3.50% 1/25/28 Σ	1,275,319	135,144
Series 2012-150 DI
3.00% 1/25/28 Σ	1,519,619	142,754
Series 2013-1 YI
3.00% 2/25/33 Σ	1,596,541	213,952
Series 2013-7 EI
3.00% 10/25/40 Σ	716,433	96,943
Series 2013-26 ID
3.00% 4/25/33 Σ	703,764	100,160
Series 2013-35 IB
3.00% 4/25/33 Σ	1,155,503	152,385
Series 2013-35 IG
3.00% 4/25/28 Σ	850,144	77,705
Series 2013-38 AI
3.00% 4/25/33 Σ	680,622	90,477
Series 2013-41 HI
3.00% 2/25/33 Σ	1,310,254	145,197
Series 2013-43 IX
4.00% 5/25/43 Σ	3,901,024	955,272
Series 2013-44 DI
3.00% 5/25/33 Σ	2,117,342	303,256
Series 2013-45 PI
3.00% 5/25/33 Σ	137,955	19,631
Series 2013-55 AI
3.00% 6/25/33 Σ	1,649,640	237,880
Series 2013-59 PY
2.50% 6/25/43	110,000	97,299
Series 2013-69 IJ
3.00% 7/25/33 Σ	307,610	43,388
Series 2013-87 IW
2.50% 6/25/28 Σ	3,688,582	284,026
Series 2013-92 SA
3.859% (5.95% minus
LIBOR01M, Cap 5.95%)
9/25/43 Σ●	1,951,807	363,988
Series 2013-101 HS
4.409% (6.50% minus
LIBOR01M, Cap 6.50%)
10/25/43 Σ●	626,412	141,804
Series 2013-103 SK
3.829% (5.92% minus
LIBOR01M, Cap 5.92%)
10/25/43 Σ●	1,693,037	318,118
Series 2014-36 ZE
3.00% 6/25/44	685,999	621,866
Series 2014-68 BS
4.059% (6.15% minus
LIBOR01M, Cap 6.15%)
11/25/44 Σ●	1,262,996	237,935
Series 2014-90 SA
4.059% (6.15% minus
LIBOR01M, Cap 6.15%)
1/25/45 Σ●	6,568,745	1,199,629
Series 2015-27 SA
4.359% (6.45% minus
LIBOR01M, Cap 6.45%)
5/25/45 Σ●	481,452	95,438
Series 2015-40 GZ
3.50% 5/25/45	446,626	433,779

2 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-43 PZ
3.50% 6/25/45	467,788	$453,223
Series 2015-44 Z
3.00% 9/25/43	1,646,454	1,562,907
Series 2015-57 LI
3.50% 8/25/35 Σ	1,700,034	272,753
Series 2015-59 CI
3.50% 8/25/30 Σ	587,336	56,930
Series 2015-89 AZ
3.50% 12/25/45	159,795	156,111
Series 2015-95 SH
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/46 Σ●	1,243,628	224,162
Series 2016-6 AI
3.50% 4/25/34 Σ	1,000,704	126,868
Series 2016-30 CI
3.00% 5/25/36 Σ	813,311	114,671
Series 2016-33 DI
3.50% 6/25/36 Σ	2,008,229	301,639
Series 2016-36 SB
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
3/25/43 Σ●	670,307	88,715
Series 2016-40 IO
3.50% 7/25/36 Σ	268,132	44,468
Series 2016-40 ZC
3.00% 7/25/46	353,565	321,371
Series 2016-50 IB
3.00% 2/25/46 Σ	125,811	19,583
Series 2016-51 LI
3.00% 8/25/46 Σ	2,594,879	412,418
Series 2016-55 SK
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
8/25/46 Σ●	1,037,814	202,474
Series 2016-62 SA
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
9/25/46 Σ●	2,060,590	416,015
Series 2016-64 CI
3.50% 7/25/43 Σ	975,808	133,944
Series 2016-71 PI
3.00% 10/25/46 Σ	1,273,858	194,096
Series 2016-74 GS
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
10/25/46 Σ●	1,386,012	305,864
Series 2016-79 JS
3.959% (6.05% minus
LIBOR01M, Cap 6.05%)
11/25/46 Σ●	2,557,494	527,144
Series 2016-85 SA
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
11/25/46 Σ●	2,162,592	443,626
Series 2016-99 DI
3.50% 1/25/46 Σ	607,839	113,883
Series 2016-105 SA
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/47 Σ●	1,332,048	257,315
Series 2017-1 EI
3.50% 9/25/35 Σ	438,206	71,338
Series 2017-4 AI
3.50% 5/25/41 Σ	1,019,050	124,722
Series 2017-4 BI
3.50% 5/25/41 Σ	595,910	93,379
Series 2017-6 NI
3.50% 3/25/46 Σ	121,907	22,701
Series 2017-8 BZ
3.00% 2/25/47	1,121,613	991,921
Series 2017-8 SG
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
2/25/47 Σ●	1,739,558	336,278
Series 2017-11 EI
3.00% 3/25/42 Σ	1,773,816	264,720
Series 2017-12 JI
3.50% 5/25/40 Σ	540,846	79,559
Series 2017-15 NZ
3.50% 3/25/47	130,963	127,910
Series 2017-16 SM
3.959% (6.05% minus
LIBOR01M, Cap 6.05%)
3/25/47 Σ●	2,092,900	405,798
Series 2017-16 WI
3.00% 1/25/45 Σ	379,782	58,244
Series 2017-16 YT
3.00% 7/25/46	403,000	392,870
Series 2017-16 YW
3.00% 3/25/47	420,000	392,123
Series 2017-21 ZD
3.50% 4/25/47	400,103	387,014
Series 2017-25 BL
3.00% 4/25/47	157,000	147,824
Series 2017-26 VZ
3.00% 4/25/47	925,004	835,434

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-39 CY
3.50% 5/25/47	904,000	$893,588
Series 2017-40 GZ
3.50% 5/25/47	344,775	339,468
Series 2017-45 JZ
3.00% 6/25/47	118,794	104,331
Series 2017-45 ZK
3.50% 6/25/47	254,454	246,680
Series 2017-46 VG
3.50% 4/25/38	201,000	198,738
Series 2017-61 SB
4.059% (6.15% minus
LIBOR01M, Cap 6.15%)
8/25/47 Σ●	2,837,355	569,026
Series 2017-69 SG
4.059% (6.15% minus
LIBOR01M, Cap 6.15%)
9/25/47 Σ●	1,447,826	286,131
Series 2017-77 HZ
3.50% 10/25/47	489,668	480,149
Series 2017-88 EI
3.00% 11/25/47 Σ	1,214,629	235,301
Series 2017-94 CZ
3.50% 11/25/47	307,072	298,462
Series 2017-95 FA
2.257% (LIBOR01M +
0.35%, Floor 0.35%)
11/25/47 ●	831,083	832,247
Series 2017-96 EZ
3.50% 12/25/47	544,998	531,991
Series 2017-99 IE
3.00% 12/25/47 Σ	934,821	191,884
Series 2018-8 MU
3.00% 2/25/48	885,000	826,701
Series 2018-21 IO
3.00% 4/25/48 Σ	2,285,245	452,087
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	23,422	25,353
Series 2165 PE
6.00% 6/15/29	73,014	78,994
Series 2326 ZQ
6.50% 6/15/31	41,040	45,967
Series 3143 BC
5.50% 2/15/36	1,740,822	1,863,361
Series 3289 SA
4.677% (6.75% minus
LIBOR01M, Cap 6.75%)
3/15/37 Σ●	820,306	118,018
Series 3656 PM
5.00% 4/15/40	543,742	581,911
Series 4050 EI
4.00% 2/15/39 Σ	1,001,408	105,423
Series 4065 DE
3.00% 6/15/32	120,000	116,896
Series 4096 EI
3.00% 8/15/27 Σ	1,347,752	126,156
Series 4101 WI
3.50% 8/15/32 Σ	550,971	96,228
Series 4109 AI
3.00% 7/15/31 Σ	2,399,691	297,619
Series 4120 IK
3.00% 10/15/32 Σ	2,009,206	288,924
Series 4135 AI
3.50% 11/15/42 Σ	992,244	209,914
Series 4139 IP
3.50% 4/15/42 Σ	380,679	49,786
Series 4142 IO
3.00% 12/15/27 Σ	680,910	61,735
Series 4146 AI
3.00% 12/15/27 Σ	795,316	69,166
Series 4146 IA
3.50% 12/15/32 Σ	1,019,712	160,524
Series 4150 UI
3.50% 8/15/32 Σ	1,606,118	177,808
Series 4159 KS
4.077% (6.15% minus
LIBOR01M, Cap 6.15%)
1/15/43 Σ●	934,057	186,721
Series 4161 IM
3.50% 2/15/43 Σ	312,137	71,335
Series 4181 DI
2.50% 3/15/33 Σ	665,529	82,433
Series 4184 GS
4.047% (6.12% minus
LIBOR01M, Cap 6.12%)
3/15/43 Σ●	1,095,477	213,523
Series 4185 LI
3.00% 3/15/33 Σ	533,579	77,772
Series 4186 IB
3.00% 3/15/33 Σ	942,186	123,566
Series 4188 JI
3.00% 4/15/33 Σ	1,320,970	154,140
Series 4191 CI
3.00% 4/15/33 Σ	220,424	31,481
Series 4216 KI
3.50% 6/15/28 Σ	1,232,795	124,340
Series 4342 CI
3.00% 11/15/33 Σ	389,636	48,099
Series 4435 DY
3.00% 2/15/35	1,305,000	1,272,645

4 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4448 TS
1.521% 5/15/40 Σ•	3,605,042	$272,764
Series 4453 DI
3.50% 11/15/33 Σ	475,345	64,924
Series 4464 DA
2.50% 1/15/43	474,078	430,985
Series 4494 SA
4.107% (6.18% minus
LIBOR01M, Cap 6.18%)
7/15/45 Σ●	277,624	52,865
Series 4504 IO
3.50% 5/15/42 Σ	468,063	54,827
Series 4527 CI
3.50% 2/15/44 Σ	1,322,907	235,355
Series 4531 PZ
3.50% 11/15/45	204,669	202,126
Series 4543 HI
3.00% 4/15/44 Σ	550,736	88,066
Series 4581 LI
3.00% 5/15/36 Σ	493,257	68,720
Series 4592 WT
5.50% 6/15/46	1,905,552	2,084,574
Series 4594 SG
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
6/15/46 Σ●	3,044,360	655,305
Series 4600 WI
3.50% 5/15/36 Σ	907,004	159,709
Series 4601 IN
3.50% 7/15/46 Σ	4,999,287	1,116,521
Series 4610 IB
3.00% 6/15/41 Σ	4,364,301	543,865
Series 4614 HB
2.50% 9/15/46	605,000	538,210
Series 4618 SA
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
9/15/46 Σ●	636,014	142,548
Series 4623 LZ
2.50% 10/15/46	537,931	447,100
Series 4623 MW
2.50% 10/15/46	610,000	546,214
Series 4625 BI
3.50% 6/15/46 Σ	1,970,299	418,665
Series 4625 PZ
3.00% 6/15/46	281,723	255,110
Series 4627 PI
3.50% 5/15/44 Σ	1,770,835	258,414
Series 4631 GS
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
11/15/46 Σ●	2,118,201	382,996
Series 4631 LJ
3.00% 3/15/41	168,000	161,224
Series 4636 NZ
3.00% 12/15/46	692,432	626,097
Series 4644 GI
3.50% 5/15/40 Σ	757,008	107,811
Series 4648 MZ
3.00% 6/15/46	119,986	109,560
Series 4648 SA
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
1/15/47 Σ●	1,486,451	313,388
Series 4650 JE
3.00% 7/15/46	112,000	106,475
Series 4655 WI
3.50% 8/15/43 Σ	595,455	102,024
Series 4657 JZ
3.50% 2/15/47	135,154	130,652
Series 4657 NW
3.00% 4/15/45	146,000	140,030
Series 4657 PS
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
2/15/47 Σ●	1,542,255	299,634
Series 4660 GI
3.00% 8/15/43 Σ	455,899	74,044
Series 4663 AI
3.00% 3/15/42 Σ	1,088,883	154,292
Series 4663 HZ
3.50% 3/15/47	159,832	155,768
Series 4664 ZC
3.00% 9/15/45	117,312	102,964
Series 4665 NI
3.50% 7/15/41 Σ	3,112,716	409,287
Series 4673 WI
3.50% 9/15/43 Σ	772,593	121,194
Series 4675 KS
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
4/15/47 Σ●	1,225,078	231,770
Series 4676 KZ
2.50% 7/15/45	344,904	288,453
Series 4681 WI
1.306% 8/15/33 Σ●	3,729,261	220,935
Series 4690 WI
3.50% 12/15/43 Σ	1,015,677	163,618

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4691 LI
3.50% 1/15/41 Σ	769,584	$113,747
Series 4693 EI
3.50% 8/15/42 Σ	532,667	81,690
Series 4700 WI
3.50% 1/15/44 Σ	1,384,286	228,368
Series 4703 CI
3.50% 7/15/42 Σ	1,586,488	217,265
Freddie Mac Strips
Series 267 S5
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
8/15/42 Σ●	1,335,524	236,084
Series 299 S1
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
1/15/43 Σ●	1,038,230	172,492
Series 304 C38
3.50% 12/15/27 Σ	746,414	68,328
Series 319 S2
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
11/15/43 Σ●	412,514	76,904
Series 350 S5
1.281% 9/15/40 Σ●	1,779,995	103,200
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
5.341% (LIBOR01M +
3.25%, Floor 3.25%)
7/25/29 ●	750,000	808,253
Series 2017-DNA3 M2
4.591% (LIBOR01M +
2.50%) 3/25/30 ●	315,000	324,500
Series 2017-HQA3 M2
4.441% (LIBOR01M +
2.35%) 4/25/30 ●	790,000	807,803
Series 2018-DNA1 M2
3.891% (LIBOR01M +
1.80%) 7/25/30 ●	1,040,000	1,022,750
Series 2018-HQA1 M2
4.391% (LIBOR01M +
2.30%) 9/25/30 ●	1,040,000	1,036,828
Freddie Mac Structured Pass
Through Certificates
Series T-54 2A
6.50% 2/25/43 ◆	14,180	16,038
Series T-58 2A
6.50% 9/25/43 ◆	7,137	8,065
GNMA
Series 2008-65 SB
3.916% (6.00% minus
LIBOR01M, Cap 6.00%)
8/20/38 Σ●	684,139	75,851
Series 2009-2 SE
3.736% (5.82% minus
LIBOR01M, Cap 5.82%)
1/20/39 Σ●	2,053,941	209,431
Series 2010-113 KE
4.50% 9/20/40	1,140,935	1,208,219
Series 2011-157 SG
4.516% (6.60% minus
LIBOR01M, Cap 6.60%)
12/20/41 Σ●	973,118	193,311
Series 2011-H21 FT
2.908% (H15T1Y +
0.70%, Cap 15.25%, Floor
0.70%) 10/20/61 ●	8,795,105	8,853,340
Series 2011-H23 FA
2.617% (LIBOR01M +
0.70%, Cap 11.00%, Floor
0.70%) 10/20/61 ●	5,872,652	5,918,491
Series 2012-108 KI
4.00% 8/16/42 Σ	1,773,972	334,613
Series 2012-136 MX
2.00% 11/20/42	240,000	207,232
Series 2012-H08 FB
2.517% (LIBOR01M +
0.60%, Cap 11.00%, Floor
0.60%) 3/20/62 ●	990,878	996,024
Series 2012-H18 NA
2.437% (LIBOR01M +
0.52%, Cap 10.50%, Floor
0.52%) 8/20/62 ●	574,848	577,214
Series 2012-H29 SA
2.432% (LIBOR01M +
0.52%, Cap 12.00%, Floor
0.52%) 10/20/62 ●	4,564,437	4,587,882
Series 2013-113 AZ
3.00% 8/20/43	2,071,248	1,983,977
Series 2013-113 LY
3.00% 5/20/43	173,000	168,699
Series 2015-64 GZ
2.00% 5/20/45	650,895	501,488
Series 2015-74 CI
3.00% 10/16/39 Σ	1,082,145	129,571
Series 2015-76 MZ
3.00% 5/20/45	450,779	431,450
Series 2015-111 IH
3.50% 8/20/45 Σ	1,600,916	225,117

6 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-127 LM
3.00% 9/20/45	122,000	$112,919
Series 2015-133 AL
3.00% 5/20/45	1,725,000	1,637,794
Series 2015-142 AI
4.00% 2/20/44 Σ	314,788	41,405
Series 2015-H10 FA
2.517% (LIBOR01M +
0.60%, Cap 7.50%)
4/20/65 ●	13,884,709	13,957,722
Series 2015-H11 FC
2.467% (LIBOR01M +
0.55%, Cap 7.50%, Floor
0.55%) 5/20/65 ●	1,795,681	1,801,583
Series 2015-H12 FB
2.517% (LIBOR01M +
0.60%, Cap 7.50%, Floor
0.60%) 5/20/65 ●	7,264,152	7,300,577
Series 2015-H20 FB
2.517% (LIBOR01M +
0.60%, Cap 7.50%, Floor
0.60%) 8/20/65 ●	1,855,483	1,865,518
Series 2015-H30 FD
2.517% (LIBOR01M +
0.60%, Cap 11.00%, Floor
0.60%) 10/20/65 ●	150,226	151,141
Series 2016-75 JI
3.00% 9/20/43 Σ	3,733,248	548,422
Series 2016-89 QS
3.966% (6.05% minus
LIBOR01M, Cap 6.05%)
7/20/46 Σ●	969,765	202,848
Series 2016-108 SK
3.966% (6.05% minus
LIBOR01M, Cap 6.05%)
8/20/46 Σ●	1,641,275	326,291
Series 2016-111 PB
2.50% 8/20/46	579,000	510,448
Series 2016-115 SA
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
8/20/46 Σ●	2,862,247	549,928
Series 2016-116 GI
3.50% 11/20/44 Σ	1,978,695	348,840
Series 2016-118 DI
3.50% 3/20/43 Σ	2,215,699	312,681
Series 2016-118 ES
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	1,004,157	208,779
Series 2016-120 NS
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	2,342,026	476,434
Series 2016-121 JS
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	1,722,522	347,737
Series 2016-126 NS
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	1,132,567	232,262
Series 2016-134 MW
3.00% 10/20/46	98,000	95,683
Series 2016-147 ST
3.966% (6.05% minus
LIBOR01M, Cap 6.05%)
10/20/46 Σ●	1,086,269	219,277
Series 2016-149 GI
4.00% 11/20/46 Σ	1,034,153	236,476
Series 2016-156 PB
2.00% 11/20/46	362,000	287,329
Series 2016-160 GI
3.50% 11/20/46 Σ	1,376,612	325,188
Series 2016-160 GS
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
11/20/46 Σ●	3,158,173	654,353
Series 2016-160 VZ
2.50% 11/20/46	181,018	147,127
Series 2016-163 MI
3.50% 11/20/46 Σ	985,442	127,512
Series 2016-163 PI
3.50% 5/20/43 Σ	2,837,698	471,524
Series 2016-163 XI
3.00% 10/20/46 Σ	1,546,392	215,826
Series 2016-171 IO
3.00% 7/20/44 Σ	2,409,657	327,320
Series 2016-171 IP
3.00% 3/20/46 Σ	1,414,879	224,534
Series 2016-H06 FD
2.837% (LIBOR01M +
0.92%, Cap 7.50%, Floor
0.92%) 7/20/65 ●	1,862,053	1,895,796
Series 2017-4 BW
3.00% 1/20/47	106,000	101,450
Series 2017-10 IB
4.00% 1/20/47 Σ	1,274,411	284,186
Series 2017-10 KZ
3.00% 1/20/47	125,203	114,858

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-11 IM
3.00% 5/20/42 Σ	3,145,006	$372,735
Series 2017-18 QI
4.00% 3/16/41 Σ	1,080,275	202,533
Series 2017-18 QS
4.015% (6.10% minus
LIBOR01M, Cap 6.10%)
2/16/47 Σ●	1,311,062	249,654
Series 2017-25 CZ
3.50% 2/20/47	474,609	469,882
Series 2017-25 WZ
3.00% 2/20/47	259,149	243,892
Series 2017-26 SA
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
2/20/47 Σ●	1,280,032	241,968
Series 2017-34 DY
3.50% 3/20/47	230,000	230,046
Series 2017-56 JZ
3.00% 4/20/47	279,605	252,609
Series 2017-56 QS
4.066% (6.15% minus
LIBOR01M, Cap 6.15%)
4/20/47 Σ●	1,729,987	322,546
Series 2017-68 SB
4.066% (6.15% minus
LIBOR01M, Cap 6.15%)
5/20/47 Σ●	2,626,089	450,756
Series 2017-80 AS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
5/20/47 Σ●	3,374,724	643,695
Series 2017-91 SM
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
6/20/47 Σ●	95,807	18,756
Series 2017-101 AI
4.00% 7/20/47 Σ	829,984	163,708
Series 2017-101 KS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
7/20/47 Σ●	1,351,555	254,932
Series 2017-101 SK
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
7/20/47 Σ●	3,370,880	635,680
Series 2017-101 TI
4.00% 3/20/44 Σ	1,271,718	207,687
Series 2017-107 QZ
3.00% 8/20/45	223,043	195,880
Series 2017-107 T
3.00% 1/20/47	614,000	596,146
Series 2017-113 LB
3.00% 7/20/47	595,000	556,311
Series 2017-114 IK
4.00% 10/20/44 Σ	1,823,804	393,480
Series 2017-117 SD
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
8/20/47 Σ●	95,030	18,653
Series 2017-120 QS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
8/20/47 Σ●	1,472,768	295,700
Series 2017-130 YJ
2.50% 8/20/47	270,000	242,354
Series 2017-134 ES
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	821,117	152,040
Series 2017-134 KI
4.00% 5/20/44 Σ	1,058,048	185,328
Series 2017-134 SD
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	4,823,580	972,990
Series 2017-137 CZ
3.00% 9/20/47	1,656,817	1,590,900
Series 2017-137 IO
3.00% 6/20/45 Σ	1,945,994	314,171
Series 2017-141 JS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	1,273,059	257,392
Series 2017-144 EI
3.00% 12/20/44 Σ	1,821,835	283,903
Series 2017-156 LP
2.50% 10/20/47	159,000	137,918
Series 2017-163 HS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
11/20/47 Σ●	5,759,387	1,048,109
Series 2017-163 ZK
3.50% 11/20/47	3,370,614	3,256,400
Series 2017-170 SQ
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
11/20/47 Σ●	4,506,279	703,396
Series 2017-174 HI
3.00% 7/20/45 Σ	1,638,575	266,994

8 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-184 AL
3.00% 6/20/47	340,000	$332,762
Series 2018-1 ST
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
1/20/48 Σ●	2,684,900	544,194
Series 2018-8 VZ
3.00% 3/20/47	445,528	436,609
Series 2018-11 AI
3.00% 1/20/46 Σ	1,102,101	190,822
Series 2018-13 PZ
3.00% 1/20/48	222,764	206,626
Series 2018-22 LZ
3.00% 2/20/48	146,455	128,394
Series 2018-24 HZ
3.00% 2/20/48	113,124	102,112
Series 2018-34 TY
3.50% 3/20/48	196,000	188,711
Series 2018-37 SA
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
3/20/48 Σ●	910,508	175,138
Series 2018-46 AS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
3/20/48 Σ●	3,196,477	659,994
Series 2018-63 BZ
3.00% 4/20/48	482,403	430,982
Total Agency Collateralized
Mortgage Obligations
(cost $159,252,196)		156,534,154

Agency Commercial Mortgage-Backed Securities – 0.91%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K058 A2 2.653%
8/25/26 ◆	685,000	652,688
Series K061 A2 3.347%
11/25/26 ◆●	2,000,000	1,998,916
Series X3FX A2FX 3.00%
6/25/27 ◆	1,070,000	1,036,145
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	550,000	564,830
Series 2011-K15 B 144A
5.116% 8/25/44 #●	75,000	78,209
Series 2011-K704 B 144A
4.634% 10/25/30 #●	370,000	369,683
Series 2012-K22 B 144A
3.811% 8/25/45 #●	665,000	669,146
Series 2012-K23 B 144A
3.782% 10/25/45 #●	1,500,000	1,506,510
Series 2013-K24 B 144A
3.622% 11/25/45 #●	3,675,000	3,661,925
Series 2013-K28 C 144A
3.61% 6/25/46 #●	300,000	295,913
Series 2013-K33 B 144A
3.616% 8/25/46 #●	505,000	499,698
Series 2013-K33 C 144A
3.616% 8/25/46 #●	300,000	294,823
Series 2013-K712 B 144A
3.477% 5/25/45 #●	470,000	471,079
Series 2013-K713 B 144A
3.262% 4/25/46 #●	285,000	284,790
Series 2013-K713 C 144A
3.262% 4/25/46 #●	945,000	940,162
Series 2014-K716 B 144A
4.081% 8/25/47 #●	500,000	507,377
Series 2014-K717 B 144A
3.752% 11/25/47 #●	1,225,000	1,231,330
Series 2014-K717 C 144A
3.752% 11/25/47 #●	415,000	412,487
Series 2015-K49 B 144A
3.849% 10/25/48 #●	840,000	823,047
Series 2015-K721 C 144A
3.681% 11/25/47 #●	475,000	455,666
Series 2016-K53 B 144A
4.156% 3/25/49 #●	280,000	278,860
Series 2016-K722 B 144A
3.966% 7/25/49 #●	425,000	421,271
Series 2016-K723 B 144A
3.703% 11/25/23 #●	620,000	605,996
Series 2017-K71 B 144A
3.882% 11/25/50 #●	470,000	449,195
Total Agency Commercial
Mortgage-Backed Securities
(cost $18,650,632)		18,509,746

Agency Mortgage-Backed Securities – 15.78%
Fannie Mae
5.50% 3/1/37	8,397	8,715
5.50% 7/1/37	25,420	26,350
Fannie Mae ARM
2.903% (LIBOR12M +
1.60%, Cap 7.903%)
7/1/45 ●	224,160	223,235

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
3.046% (LIBOR12M +
1.56%, Cap 8.041%)
4/1/44 ●	922,743	$925,017
3.45% (LIBOR12M +
1.70%, Cap 11.097%)
8/1/37 ●	34,276	34,122
3.489% (LIBOR12M +
1.739%, Cap 11.239%)
7/1/37 ●	17,684	18,397
3.607% (LIBOR12M +
1.83%, Cap 10.178%)
8/1/35 ●	10,106	10,626
Fannie Mae FHAVA
4.50% 7/1/40	441,935	461,012
Fannie Mae S.F. 15 yr
4.50% 8/1/18	690	694
4.50% 7/1/20	20,038	20,179
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,276,136	1,246,422
4.00% 10/1/40	22,085	22,679
4.00% 11/1/40	125,221	128,595
4.50% 5/1/35	77,473	81,139
4.50% 8/1/35	147,362	154,180
4.50% 9/1/35	135,014	141,284
4.50% 5/1/39	524,133	551,006
4.50% 11/1/39	391,120	412,175
4.50% 6/1/40	434,465	456,730
4.50% 8/1/40	107,828	112,793
4.50% 4/1/41	71,006	74,675
4.50% 10/1/43	556,655	585,576
4.50% 10/1/44	304,361	319,365
4.50% 3/1/46	665,327	696,949
4.50% 5/1/46	1,572,782	1,645,994
4.50% 7/1/46	1,026,952	1,072,141
5.00% 3/1/34	2,249	2,413
5.00% 4/1/34	14,155	15,156
5.00% 8/1/34	21,504	23,027
5.00% 4/1/35	6,508	6,970
5.00% 12/1/37	1,655	1,755
5.00% 3/1/38	136,363	144,918
5.00% 6/1/38	6,568	6,976
5.00% 2/1/39	4,138	4,387
5.00% 5/1/40	95,569	102,510
5.00% 6/1/44	1,018,663	1,097,652
5.50% 12/1/33	14,668	15,760
5.50% 2/1/35	321,022	350,883
5.50% 3/1/38	91,741	99,446
5.50% 6/1/39	276,467	301,175
5.50% 9/1/41	465,568	515,837
5.50% 5/1/44	12,211,793	13,265,868
6.00% 9/1/36	149,445	167,231
6.00% 12/1/36	20,643	22,751
6.00% 6/1/37	10,941	12,082
6.00% 7/1/37	8,390	9,234
6.00% 8/1/38	47,872	52,316
6.00% 9/1/38	426,329	469,724
6.00% 10/1/38	95,924	105,788
6.00% 11/1/38	48,764	53,986
6.00% 12/1/38	130,245	143,836
6.00% 10/1/39	950,887	1,051,709
6.00% 11/1/40	31,819	35,199
6.00% 5/1/41	201,055	221,102
6.00% 7/1/41	336,806	372,891
6.50% 11/1/33	2,991	3,297
6.50% 2/1/36	39,526	43,843
6.50% 3/1/36	58,600	64,589
6.50% 6/1/36	122,490	135,747
6.50% 2/1/38	26,737	29,470
6.50% 11/1/38	7,558	8,456
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/48	28,600,000	27,697,313
3.00% 8/1/48	20,000,000	19,350,000
3.50% 7/1/48	86,290,000	85,857,937
3.50% 8/1/48	44,000,000	43,724,688
4.00% 7/1/48	13,000,000	13,252,383
4.00% 8/1/48	65,100,000	66,269,769
4.50% 7/1/48	1,575,000	1,639,876
4.50% 8/1/48	6,100,000	6,340,240
6.00% 7/1/41	2,938,198	3,240,038
Freddie Mac ARM
2.57% (LIBOR12M +
1.63%, Cap 7.571%)
10/1/46 ●	590,511	578,319
2.918% (LIBOR12M +
1.63%, Cap 7.918%)
10/1/45 ●	404,515	402,644
3.50% (LIBOR12M +
1.63%, Cap 10.50%)
2/1/38 ●	15,383	16,014
4.563% (LIBOR12M +
2.18%, Cap 10.604%)
5/1/37 ●	194,834	207,241
Freddie Mac S.F. 20 yr
5.50% 10/1/23	22,817	24,367
5.50% 8/1/24	9,398	10,037
Freddie Mac S.F. 30 yr
4.50% 4/1/39	62,618	65,534
4.50% 7/1/42	584,865	615,066

10 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 12/1/43	127,211	$133,080
4.50% 8/1/44	767,700	803,752
4.50% 11/1/45	201,869	210,352
5.00% 5/1/41	409,726	438,722
5.00% 12/1/41	371,742	398,658
5.00% 4/1/44	436,840	467,772
5.00% 12/1/44	567,752	608,314
5.50% 3/1/34	24,645	26,696
5.50% 12/1/34	22,022	23,869
5.50% 12/1/35	20,899	22,618
5.50% 11/1/36	27,993	30,341
5.50% 12/1/36	5,681	6,149
5.50% 4/1/38	113,962	123,151
5.50% 6/1/38	15,934	17,182
5.50% 1/1/39	116,230	125,365
5.50% 6/1/39	141,093	152,457
5.50% 3/1/40	65,532	70,851
5.50% 4/1/40	222,066	240,165
5.50% 8/1/40	250,782	271,022
5.50% 1/1/41	71,778	77,573
5.50% 6/1/41	2,170,122	2,352,901
5.50% 9/1/41	744,065	796,000
6.00% 2/1/36	141,556	156,184
6.00% 3/1/36	78,368	86,755
6.00% 9/1/37	69,637	76,839
6.00% 6/1/38	71,791	79,169
6.00% 8/1/38	117,344	129,986
6.00% 5/1/40	958,377	1,057,068
6.00% 7/1/40	445,141	491,042
6.50% 11/1/33	24,046	26,779
6.50% 1/1/35	87,096	97,829
6.50% 8/1/38	7,613	8,478
7.00% 1/1/38	18,580	20,502
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/48	6,000,000	5,966,551
GNMA I S.F. 30 yr
5.50% 2/15/41	233,461	252,405
7.00% 12/15/34	134,936	153,382
GNMA II S.F. 30 yr
5.00% 9/20/46	71,700	76,328
5.50% 5/20/37	150,296	160,018
6.00% 4/20/34	4,683	5,017
6.00% 2/20/39	157,222	169,832
6.00% 10/20/39	287,090	309,925
6.00% 2/20/40	673,663	730,536
6.00% 4/20/46	204,223	221,483
GNMA II S.F. 30 yr TBA
4.00% 7/1/48	6,000,000	6,148,008
Total Agency Mortgage-Backed
Securities (cost $321,102,917)		321,500,606

Agency Obligation – 0.11%
Federal Home Loan Mortgage
2.25% 11/24/20	2,300,000	2,285,701
Total Agency Obligation
(cost $2,300,000)		2,285,701

Collateralized Debt Obligations – 5.19%
Allegro CLO VI
Series 2017-2A A 144A
2.861% (LIBOR03M +
1.13%, Floor 1.13%)
1/17/31 #●	400,000	400,278
AMMC CLO 16
Series 2015-16A AR 144A
3.608% (LIBOR03M +
1.26%) 4/14/29 #●	145,000	145,277
AMMC CLO 21
Series 2017-21A A 144A
3.613% (LIBOR03M +
1.25%) 11/2/30 #●	2,400,000	2,417,429
AMMC CLO 22
Series 2018-22A A 144A
3.37% (LIBOR03M +
1.03%, Floor 1.03%)
4/25/31 #●	1,300,000	1,292,300
AMMC CLO XII
Series 2013-12A AR 144A
3.553% (LIBOR03M +
1.20%, Floor 1.20%)
11/10/30 #●	2,000,000	2,009,712
AMMC CLO XIII
Series 2013-13A A1LR
144A 3.619% (LIBOR03M
+ 1.26%) 7/24/29 #●	1,500,000	1,511,694
Apex Credit CLO
Series 2017-1A A1 144A
3.829% (LIBOR03M +
1.47%, Floor 1.47%)
4/24/29 #●	1,275,000	1,279,686
Series 2018-1A A2 144A
3.325% (LIBOR03M +
1.03%) 4/25/31 #●	2,400,000	2,385,792
Arbor Realty CLO
Series 2017-FL3 A 144A
3.063% (LIBOR01M +
0.99%) 12/15/27 #●	250,000	250,375

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Atlas Senior Loan Fund X
Series 2018-10A A 144A
3.438% (LIBOR03M +
1.09%) 1/15/31 #●	1,500,000	$1,497,879
Atrium XII
Series 12A AR 144A
3.192% (LIBOR03M +
0.83%) 4/22/27 #●	2,500,000	2,498,913
Atrium XIII
Series 13A A1 144A
3.542% (LIBOR03M +
1.18%) 11/21/30 #●	250,000	250,560
Avery Point VI CLO
Series 2015-6A A 144A
3.813% (LIBOR03M +
1.45%, Floor 1.45%)
8/5/27 #●	250,000	249,953
Battalion CLO
Series 2018-12A A1 144A
3.40% (LIBOR03M +
1.07%, Floor 1.07%)
5/17/31 #●	1,000,000	999,931
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
3.849% (LIBOR03M +
1.49%) 1/20/29 #●	2,400,000	2,406,785
BlueMountain CLO
Series 2015-1A A1R 144A
3.672% (LIBOR03M +
1.33%) 4/13/27 #●	400,000	399,878
Series 2015-2A A1 144A
3.785% (LIBOR03M +
1.43%, Floor 1.43%)
7/18/27 #●	710,000	710,000
Carlyle Global Market
Strategies CLO
Series 2014-5A A1R 144A
3.488% (LIBOR03M +
1.14%) 10/16/25 #●	400,000	399,814
Catamaran CLO
Series 2013-1A AR 144A
3.216% (LIBOR03M +
0.85%) 1/27/28 #●	3,500,000	3,481,321
Cedar Funding V CLO
Series 2016-5A A1 144A
3.963% (LIBOR03M +
1.61%) 7/17/28 #●	530,000	529,952
Cedar Funding VI CLO
Series 2016-6A A1 144A
3.829% (LIBOR03M +
1.47%) 10/20/28 #●	1,230,000	1,232,079
CFIP CLO
Series 2017-1A A 144A
3.575% (LIBOR03M +
1.22%) 1/18/30 #●	2,300,000	2,298,475
CIFC Funding
Series 2015-2A AR 144A
3.128% (LIBOR03M +
0.78%, Floor 0.78%)
4/15/27 #●	2,050,000	2,041,568
Crown Point CLO 5
Series 2018-5A A 144A
3.276% (LIBOR03M +
0.94%) 7/17/28 #●	400,000	400,000
CVP CLO 2017-2
Series 2017-2A A 144A
3.116% (LIBOR03M +
1.19%, Floor 1.19%)
1/20/31 #●	400,000	399,366
ECP CLO
Series 2015-7A A1R 144A
3.499% (LIBOR03M +
1.14%) 4/22/30 #●	3,000,000	2,995,830
Emerson Park CLO
Series 2013-1A A1AR
144A 3.328% (LIBOR03M
+ 0.98%) 7/15/25 #●	138,935	138,888
Galaxy XXI CLO
Series 2015-21A AR 144A
3.379% (LIBOR03M +
1.02%) 4/20/31 #●	1,650,000	1,647,707
GoldenTree Loan
Management US CLO 1
Series 2017-1A A 144A
3.579% (LIBOR03M +
1.22%) 4/20/29 #●	1,190,000	1,194,633
Halcyon Loan Advisors
Funding
Series 2012-1A A1 144A
3.843% (LIBOR03M +
1.50%) 8/15/23 #●	68,987	68,979
Hull Street CLO
Series 2014-1A AR 144A
3.575% (LIBOR03M +
1.22%) 10/18/26 #●	500,000	499,813
Jamestown CLO IV
Series 2014-4A A1CR
144A 3.038% (LIBOR03M
+ 0.69%) 7/15/26 #●	1,140,805	1,140,492
Jamestown CLO VII
Series 2015-7A A1R 144A
3.19% (LIBOR03M +
0.83%, Floor 0.83%)
7/25/27 #●	700,000	699,646

12 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Jamestown CLO VIII
Series 2015-8A A1AR
144A 3.218% (LIBOR03M
+ 0.87%, Floor 0.87%)
1/15/28 #●	1,500,000	$1,493,711
KKR CLO 20
Series 20 A 144A 2.846%
(LIBOR03M + 1.13%, Floor
1.13%) 10/16/30 #●	300,000	300,662
KVK CLO
Series 2013-2A AR 144A
3.498% (LIBOR03M +
1.15%) 1/15/26 #●	1,649,533	1,648,932
Limerock CLO II
Series 2014-2A AR 144A
3.655% (LIBOR03M +
1.30%) 4/18/26 #●	1,722,071	1,721,696
Marathon CLO V
Series 2013-5A A1R 144A
3.201% (LIBOR03M +
0.87%) 11/21/27 #●	1,100,000	1,099,859
Mariner CLO 5
Series 2018-5A A 144A
3.324% (LIBOR03M +
1.11%, Floor 1.11%)
4/25/31 #●	1,800,000	1,793,799
Midocean Credit CLO VIII
Series 2018-8A A1 144A
3.036% (LIBOR03M +
1.15%) 2/20/31 #●	1,750,000	1,750,175
Monarch Grove CLO
Series 2018-1A A1 144A
3.24% (LIBOR03M +
0.88%) 1/25/28 #●	5,100,000	5,095,945
Mountain View CLO X
Series 2015-10A AR 144A
3.162% (LIBOR03M +
0.82%, Floor 0.82%)
10/13/27 #●	2,000,000	1,998,194
MP CLO VII
Series 2015-1A A1R 144A
3.195% (LIBOR03M +
0.84%) 4/18/27 #●	2,500,000	2,499,315
Northwoods Capital XV
Series 2017-15A A 144A
3.625% (LIBOR03M +
1.30%) 6/20/29 #●	3,000,000	3,014,004
Northwoods Capital XVII
Series 2018-17A A 144A
3.308% (LIBOR03M +
1.06%, Floor 1.06%)
4/22/31 #●	1,700,000	1,697,482
Oak Hill Credit Partners X
Series 2014-10A AR 144A
3.489% (LIBOR03M +
1.13%) 7/20/26 #●	1,000,000	999,479
Oaktree CLO
Series 2014-1A A1R 144A
3.645% (LIBOR03M +
1.29%) 5/13/29 #●	250,000	251,350
OCP CLO
Series 2015-9A A1R 144A
3.148% (LIBOR03M +
0.80%) 7/15/27 #●	2,100,000	2,094,611
Series 2015-10A A1R
144A 3.182% (LIBOR03M
+ 0.82%) 10/26/27 #●	3,200,000	3,198,301
Series 2017-13A A1A
144A 3.608% (LIBOR03M
+ 1.26%) 7/15/30 #●	1,000,000	1,001,991
Octagon Investment Partners
XIX
Series 2014-1A AR 144A
3.448% (LIBOR03M +
1.10%) 4/15/26 #●	1,000,000	999,494
OFSI Fund VI
Series 2014-6A A1R 144A
2.998% (LIBOR03M +
0.65%) 3/20/25 #●	2,400,000	2,398,783
OFSI Fund VII
Series 2014-7A AR 144A
3.255% (LIBOR03M +
0.90%) 10/18/26 #●	2,100,000	2,099,149
OZLM IX
Series 2014-9A A1R 144A
3.579% (LIBOR03M +
1.22%) 1/20/27 #●	1,800,000	1,799,437
OZLM XVIII
Series 2018-18A A 144A
3.35% (LIBOR03M +
1.02%, Floor 1.02%)
4/15/31 #●	1,350,000	1,340,484
Saranac CLO VII
Series 2014-2A A1AR
144A 3.561% (LIBOR03M
+ 1.23%) 11/20/29 #●	250,000	249,504
Shackleton III CLO
Series 2013-3A AR 144A
2.842% (LIBOR03M +
1.12%, Floor 1.12%)
7/15/30 #●	1,750,000	1,750,950
Sound Point CLO VIII
Series 2015-1A AR 144A
3.208% (LIBOR03M +
0.86%) 4/15/27 #●	3,200,000	3,214,998

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Sounds Point CLO IV-R
Series 2013-3RA A 144A
3.651% (LIBOR03M +
1.15%, Floor 1.15%)
4/18/31 #●	1,000,000	$994,779
Staniford Street CLO
Series 2014-1A AR 144A
3.521% (LIBOR03M +
1.18%) 6/15/25 #●	1,088,368	1,088,587
Steele Creek CLO
Series 2017-1A A 144A
2.884% (LIBOR03M +
1.25%) 1/15/30 #●	250,000	250,059
TIAA CLO II
Series 2017-1A A 144A
3.639% (LIBOR03M +
1.28%) 4/20/29 #●	1,040,000	1,043,462
TICP CLO I
Series 2015-1A AR 144A
3.159% (LIBOR03M +
0.80%) 7/20/27 #●	1,200,000	1,194,769
TICP CLO IX
Series 2017-9A A 144A
2.871% (LIBOR03M +
1.14%) 1/20/31 #●	400,000	399,506
Venture 31 CLO
Series 2018-31A A1 144A
3.342% (LIBOR03M +
1.03%, Floor 1.03%)
4/20/31 #●	1,500,000	1,488,522
Venture XVI CLO
Series 2014-16A ARR
144A 3.198% (LIBOR03M
+ 0.85%, Floor 0.85%)
1/15/28 #●	1,200,000	1,198,745
Venture XVII CLO
Series 2014-17A ARR
144A 3.228% (LIBOR03M
+ 0.88%) 4/15/27 #●	400,000	398,782
Venture XX CLO
Series 2015-20A AR 144A
3.168% (LIBOR03M +
0.82%) 4/15/27 #●	2,000,000	1,999,108
Venture XXII CLO
Series 2015-22A AR 144A
3.428% (LIBOR03M +
1.08%) 1/15/31 #●	1,750,000	1,747,790
Venture XXIV CLO
Series 2016-24A A1D
144A 3.779% (LIBOR03M
+ 1.42%) 10/20/28 #●	1,115,000	1,116,543
Venture XXVIII CLO
Series 2017-28A A2 144A
3.469% (LIBOR03M +
1.11%) 7/20/30 #●	2,100,000	2,097,831
Venture CDO
Series 2016-25A A1 144A
3.849% (LIBOR03M +
1.49%) 4/20/29 #●	490,000	491,668
Voya CLO
Series 2014-3A A1R 144A
3.08% (LIBOR03M +
0.72%) 7/25/26 #●	1,100,000	1,099,215
WhiteHorse IX
Series 2014-9A AR 144A
3.513% (LIBOR03M +
1.16%) 7/17/26 #●	400,000	399,876
WhiteHorse VI
Series 2012-1A A1R 144A
3.563% (LIBOR03M +
1.20%) 2/3/25 #●	836,006	835,608
Z Capital Credit Partners CLO
Series 2015-1A A1R 144A
3.298% (LIBOR03M +
0.95%, Floor 0.95%)
7/16/27 #●	2,600,000	2,599,431
Total Collateralized Debt
Obligations
(cost $105,841,629)		105,831,591

Convertible Bonds – 1.46%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	230,000	297,892
Ares Capital 3.75% exercise
price $19.39, maturity date
2/1/22	235,000	236,462
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	882,000	1,049,247
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	526,000	518,308
4.75% exercise price
$36.23, maturity date
3/15/23	210,000	204,577
5.25% exercise price
$27.36, maturity date
12/1/18	919,000	1,051,981

14 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Booking Holdings 0.35%
exercise price $1,315.10,
maturity date 6/15/20	448,000	$694,690
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	787,000	789,954
Chart Industries 144A 1.00%
exercise price $58.73,
maturity date 11/15/24 #	724,000	883,360
Cheniere Energy 4.25%
exercise price $138.38,
maturity date 3/15/45	1,314,000	1,046,862
Ciena 3.75% exercise price
$20.17, maturity date
10/15/18	221,000	292,965
CSG Systems International
4.25% exercise price
$57.12, maturity date
3/15/36	359,000	379,317
DISH Network
2.375% exercise price
$82.22, maturity date
3/15/24	396,000	350,206
3.375% exercise price
$65.18, maturity date
8/15/26	912,000	885,640
Empire State Realty OP 144A
2.625% exercise price
$19.32, maturity date
8/15/19 #	547,000	558,215
GAIN Capital Holdings 144A
5.00% exercise price
$8.20, maturity date
8/15/22 #	748,000	866,205
GCI Liberty 144A 1.75%
exercise price $370.52,
maturity date 9/30/46 #	773,000	799,240
Helix Energy Solutions Group
4.125% exercise price
$9.47, maturity date
9/15/23	34,000	40,164
4.25% exercise price
$13.89, maturity date
5/1/22	805,000	842,338
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	471,000	444,412
IAC FinanceCo. 144A 0.875%
exercise price $152.18,
maturity date 10/1/22 #	510,000	594,813
Insulet
1.25% exercise price
$58.37, maturity date
9/15/21	239,000	363,823
144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	410,000	461,565
Kaman 3.25% exercise price
$65.26, maturity date
5/1/24	205,000	248,255
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	489,000	545,985
Liberty Media 2.25% exercise
price $35.35, maturity date
9/30/46	103,000	54,355
Ligand Pharmaceuticals 144A
0.75% exercise price
$248.48, maturity date
5/15/23 #	410,000	425,088
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	923,000	932,673
Microchip Technology
1.625% exercise price
$98.47, maturity date
2/15/27	631,000	736,460
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	607,000	877,560
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	500,000	509,421
Novellus Systems 2.625%
exercise price $33.18,
maturity date 5/15/41	130,000	675,080
NRG Energy 144A 2.75%
exercise price $47.74,
maturity date 6/1/48 #	732,000	708,869
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20	295,000	388,834
Pacira Pharmaceuticals
2.375% exercise price
$66.89, maturity date
4/1/22	826,000	769,722
Paratek Pharmaceuticals
144A 4.75% exercise price
$15.90, maturity date
5/1/24 #	788,000	764,071
(continues)     NQ-OPTFI [6/18] 8/18 (567156) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Convertible Bonds (continued)
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21		698,000	$732,585
PROS Holdings 144A 2.00%
exercise price $48.63,
maturity date 6/1/47 #		775,000	766,804
Quotient Technology 144A
1.75% exercise price
$17.36, maturity date
12/1/22 #		547,000	566,986
RPM International 2.25%
exercise price $52.19,
maturity date 12/15/20		403,000	491,305
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18		98,000	198,115
Spirit Realty Capital 3.75%
exercise price $11.51,
maturity date 5/15/21		378,000	380,144
Synaptics 0.50% exercise
price $73.02, maturity date
6/15/22		565,000	560,863
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		303,000	284,832
Team 144A 5.00% exercise
price $21.70, maturity date
8/1/23 #		572,000	731,960
Tesla Energy Operations
1.625% exercise price
$759.35, maturity date
11/1/19		648,000	604,570
Vector Group
1.75% exercise price
$22.35, maturity date
4/15/20 ●		490,000	517,522
2.50% exercise price
$14.50, maturity date
1/15/19 ●		692,000	922,682
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20		451,000	456,512
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		785,000	774,358
Vishay Intertechnology 144A
2.25% exercise price
$31.49, maturity date
6/15/25 #		434,000	426,867
Total Convertible Bonds
(cost $28,214,688)			29,704,714

Corporate Bonds – 37.81%
Banking – 13.97%
Akbank Turk 144A
7.20% 3/16/27 #µ		840,000	767,126
Ally Financial
3.50% 1/27/19		100,000	100,000
3.75% 11/18/19		100,000	100,125
4.125% 3/30/20		1,000,000	1,003,750
4.75% 9/10/18		200,000	200,625
8.00% 3/15/20		100,000	107,125
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	198,981
Banco Bilbao Vizcaya
Argentaria 6.75%µψ	EUR	400,000	486,905
Banco de Credito e
Inversiones 144A
3.50% 10/12/27 #		570,000	515,494
Banco do Brasil 144A
4.875% 4/19/23 #		770,000	738,045
Banco Nacional de Desenvol-
vimento Economico e
Social 6.50% 6/10/19		2,500,000	2,577,600
Banco Santander
3.848% 4/12/23		1,400,000	1,370,211
6.25%µψ	EUR	400,000	492,938
Banco Santander Mexico
144A 4.125% 11/9/22 #		745,000	734,943
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	292,000	220,742
Bank of America
2.60% 1/15/19		174,000	173,904
2.625% 4/19/21		1,000,000	982,698
2.985% (LIBOR03M +
0.65%) 6/25/22 ●		1,800,000	1,799,084
3.004% 12/20/23 µ		2,001,000	1,941,513
3.022% (LIBOR03M +
0.66%) 7/21/21 ●		900,000	903,770
3.133% (LIBOR03M +
0.77%) 2/5/26 ●		1,340,000	1,317,176
3.30% 8/5/21	AUD	240,000	179,006
3.30% 1/11/23		716,000	705,711
3.55% 3/5/24 µ		2,100,000	2,079,149

16 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
3.97% 3/5/29 µ		1,325,000	$1,305,143
4.125% 1/22/24		200,000	203,365
4.183% 11/25/27		65,000	63,400
5.625% 7/1/20		510,000	533,811
5.875%µψ		900,000	880,875
Bank of China 144A
5.00% 11/13/24 #		795,000	813,637
Bank of Georgia 144A
6.00% 7/26/23 #		690,000	689,750
Bank of Montreal
3.803% 12/15/32 µ		1,380,000	1,280,033
Bank of New York Mellon
2.20% 3/4/19		1,640,000	1,635,520
3.409% (LIBOR03M +
1.05%) 10/30/23 ●		1,150,000	1,169,810
4.625%µψ		1,365,000	1,298,456
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	4,356,242
Bankia 3.50% 1/17/19	EUR	800,000	952,002
Barclays
3.71% (LIBOR03M +
1.38%) 5/16/24 ●		1,800,000	1,786,556
6.50%µψ	EUR	600,000	722,823
8.25%µψ		1,975,000	2,010,141
Barclays Bank
7.625% 11/21/22		1,800,000	1,941,075
BB&T 2.578% (LIBOR03M +
0.22%) 2/1/21 ●		980,000	977,293
BBVA Bancomer 144A
7.25% 4/22/20 #		100,000	104,875
BNP Paribas
144A 7.375%#µψ		700,000	716,625
7.375%µψ		500,000	511,875
Branch Banking & Trust
2.85% 4/1/21		670,000	663,144
CIT Group
3.875% 2/19/19		50,000	50,200
4.125% 3/9/21		400,000	398,500
Citigroup
2.65% 10/26/20		3,200,000	3,151,915
3.20% 10/21/26		1,000,000	931,458
3.239% (LIBOR03M +
0.88%) 7/30/18 ●		2,300,000	2,301,731
3.249% (LIBOR03M +
0.93%) 6/7/19 ●		2,300,000	2,314,492
3.421% (LIBOR03M +
1.10%) 5/17/24 ●		1,350,000	1,357,661
Citigroup
3.75% 10/27/23	AUD	498,000	371,780
4.044% 6/1/24 µ		1,800,000	1,811,537
4.05% 7/30/22		150,000	150,907
4.075% 4/23/29 µ		3,400,000	3,339,759
Citizens Bank
2.55% 5/13/21		2,605,000	2,542,359
Citizens Financial Group
2.375% 7/28/21		115,000	111,270
4.30% 12/3/25		965,000	960,002
Compass Bank
2.875% 6/29/22		1,220,000	1,178,512
3.875% 4/10/25		1,145,000	1,105,580
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	218,676
2.792% (LIBOR03M +
0.43%) 4/26/21 ●		500,000	500,573
3.375% 2/2/23	NZD	561,000	383,091
3.75% 7/21/26		1,350,000	1,265,504
4.375% 8/4/25		2,000,000	1,963,222
6.875% 3/19/20	EUR	2,400,000	3,111,532
Credit Suisse Group
2.722% (LIBOR01M +
0.62%) 9/28/18 ●		2,900,000	2,898,512
144A 4.207% 6/12/24 #µ		785,000	786,173
144A 6.25%#µψ		2,035,000	1,994,410
Credit Suisse Group Funding
Guernsey
2.75% 3/26/20		2,199,000	2,176,250
3.125% 12/10/20		250,000	248,126
3.80% 9/15/22		3,350,000	3,337,519
3.80% 6/9/23		2,300,000	2,272,719
DBS Group Holdings 144A
4.52% 12/11/28 #µ		940,000	948,624
Deutsche Bank
2.70% 7/13/20		500,000	486,491
2.85% 5/10/19		3,100,000	3,073,443
3.312% (LIBOR03M +
0.97%) 7/13/20 ●		100,000	99,401
4.25% 10/14/21		2,000,000	1,970,528
Dexia Credit Local 144A
2.843% (LIBOR03M +
0.50%) 2/15/19 #●		560,000	561,635
Fifth Third Bancorp
2.60% 6/15/22		530,000	513,396
2.875% 7/27/20		5,000	4,973
3.95% 3/14/28		1,865,000	1,842,581
Fifth Third Bank
2.30% 3/15/19		800,000	797,373

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bank
3.241% (LIBOR03M +
0.91%) 8/20/18 ●		905,000	$905,381
Goldman Sachs Group
2.876% 10/31/22 µ		300,000	293,013
2.908% 6/5/23 µ		600,000	579,141
3.20% 2/23/23		2,200,000	2,145,356
3.234% (BBSW3M +
1.30%) 8/21/19 ●	AUD	140,000	104,192
3.368% (LIBOR03M +
1.05%) 6/5/23 ●		780,000	785,768
3.443% (LIBOR03M +
1.10%) 11/15/18 ●		1,300,000	1,304,928
3.491% (LIBOR03M +
1.17%) 5/15/26 ●		875,000	865,224
3.513% (LIBOR03M +
1.17%) 11/15/21 ●		1,700,000	1,721,448
3.541% (LIBOR03M +
1.20%) 9/15/20 ●		1,700,000	1,726,042
3.55% 2/12/21	CAD	100,000	77,321
3.72% (LIBOR03M +
1.36%) 4/23/21 ●		1,300,000	1,328,887
4.223% 5/1/29 µ		5,205,000	5,135,962
5.15% 5/22/45		265,000	264,108
5.20% 12/17/19	NZD	206,000	143,997
6.00% 6/15/20		2,440,000	2,567,206
HSBC Bank 144A
4.125% 8/12/20 #		500,000	509,223
HSBC Holdings
2.65% 1/5/22		200,000	193,693
3.326% (LIBOR03M +
1.00%) 5/18/24 ●		1,000,000	997,795
3.40% 3/8/21		400,000	399,980
3.837% (LIBOR03M +
1.50%) 1/5/22 ●		5,200,000	5,355,108
3.95% 5/18/24 µ		1,165,000	1,162,528
3.99% (LIBOR03M +
1.66%) 5/25/21 ●		900,000	928,669
4.30% 3/8/26		200,000	200,640
6.00% 12/29/49 µψ	EUR	900,000	1,179,093
6.50%µψ		830,000	797,837
Huntington Bancshares
2.30% 1/14/22		670,000	643,783
Huntington National Bank
2.50% 8/7/22		1,245,000	1,200,169
ICICI Bank 144A
4.00% 3/18/26 #		1,070,000	1,011,030
ING Bank 144A 3.101%
(LIBOR03M + 0.78%)
8/17/18 #●		4,500,000	4,504,780
Intesa Sanpaolo 144A
3.875% 1/12/28 #		3,300,000	2,833,165
ITAU CorpBanca
2.50% 12/7/18		500,000	499,973
2.57% 1/11/19		300,000	299,949
JPMorgan Chase & Co.
2.25% 1/23/20		10,800,000	10,664,738
2.989% (LIBOR03M +
0.63%) 1/28/19 ●		200,000	200,622
3.22% 3/1/25 µ		500,000	482,544
3.26% (LIBOR03M +
0.90%) 4/25/23 ●		1,895,000	1,912,447
3.419% (LIBOR03M +
1.10%) 6/7/21 ●		2,900,000	2,955,614
3.559% 4/23/24 µ		85,000	84,228
3.589% (LIBOR03M +
1.23%) 10/24/23 ●		375,000	382,028
4.005% 4/23/29 µ		2,655,000	2,623,832
4.40% 7/22/20		400,000	409,601
6.75%µψ		865,000	941,769
JPMorgan Chase Bank
2.702% (LIBOR03M +
0.34%) 4/26/21 ●		3,000,000	3,001,518
KeyBank
2.30% 9/14/22		730,000	696,945
3.18% 5/22/22		250,000	246,834
3.375% 3/7/23		250,000	248,469
3.40% 5/20/26		1,995,000	1,901,509
6.95% 2/1/28		1,220,000	1,451,237
Korea Development Bank
3.00% 3/17/19		850,000	851,121
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	648,000	490,908
Lloyds Bank
2.40% 3/17/20		400,000	395,039
2.70% 8/17/20		1,500,000	1,482,714
144A 12.00%#µψ		2,300,000	2,824,708
Lloyds Banking Group
3.13% (LIBOR03M +
0.80%) 6/21/21 ●		600,000	600,073
7.00%µψ	GBP	400,000	539,016
7.50%µψ		860,000	875,480
7.625%µψ	GBP	2,500,000	3,615,491
7.875%µψ	GBP	1,300,000	1,996,617
Manufacturers & Traders Trust
2.05% 8/17/20		485,000	474,026

18 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Mitsubishi UFJ Financial
Group
2.19% 9/13/21		2,350,000	$2,257,332
3.393% (LIBOR03M +
1.06%) 9/13/21 ●		1,600,000	1,623,598
Mitsubishi UFJ Trust &
Banking
144A 2.45% 10/16/19 #		500,000	495,911
144A 2.65% 10/19/20 #		500,000	492,211
Mizuho Bank
144A 2.40% 3/26/20 #		1,100,000	1,084,175
144A 2.45% 4/16/19 #		600,000	598,209
Mizuho Financial Group
3.473% (LIBOR03M +
1.14%) 9/13/21 ●		1,900,000	1,929,179
Morgan Stanley
2.50% 4/21/21		3,500,000	3,419,527
2.903% (LIBOR03M +
0.55%) 2/10/21 ●		3,000,000	3,006,582
3.125% 8/5/21	CAD	387,000	295,988
3.125% 1/23/23		400,000	390,542
3.583% (LIBOR03M +
1.22%) 5/8/24 ●		875,000	884,339
3.737% 4/24/24 µ		4,650,000	4,625,662
5.00% 9/30/21	AUD	359,000	281,392
5.00% 11/24/25		1,010,000	1,048,283
5.50% 1/26/20		915,000	946,972
7.30% 5/13/19		2,200,000	2,280,832
Nationwide Building Society
144A 3.766% 3/8/24 #µ		800,000	783,949
144A
4.125% 10/18/32 #µ		1,740,000	1,596,037
10.25%ψ●	GBP	625,000	1,352,744
Nederlandse
Waterschapsbank 144A
2.361% (LIBOR03M +
0.02%) 3/15/19 #●		1,500,000	1,500,283
Oesterreichische Kontrollbank
2.875% 3/13/23		280,000	278,967
PNC Bank
2.45% 11/5/20		250,000	245,785
2.70% 11/1/22		500,000	480,782
2.866% (LIBOR03M +
0.50%) 7/27/22 ●		1,000,000	1,003,543
PNC Financial Services Group
5.00%µψ		1,100,000	1,093,125
Popular 7.00% 7/1/19		645,000	657,900
QNB Finance
2.75% 10/31/18		300,000	299,905
Regions Bank
2.25% 9/14/18		345,000	344,851
Regions Financial
2.75% 8/14/22		430,000	415,158
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,256,089
2.75% 2/1/22		185,000	181,743
Royal Bank of Scotland Group
3.498% 5/15/23 µ		500,000	484,653
3.813% (LIBOR03M +
1.47%) 5/15/23 ●		390,000	392,121
3.875% 9/12/23		445,000	432,721
3.885% (LIBOR03M +
1.55%) 6/25/24 ●		230,000	229,712
4.892% 5/18/29 µ		540,000	538,356
8.625%µψ		4,970,000	5,294,293
Santander Holdings USA
2.70% 5/24/19		1,135,000	1,131,836
Santander UK
2.654% (LIBOR03M +
0.30%) 11/3/20 ●		1,000,000	996,882
2.92% (LIBOR03M +
0.62%) 6/1/21 ●		300,000	299,955
3.18% (LIBOR03M +
0.85%) 8/24/18 ●		730,000	730,994
3.40% 6/1/21		700,000	699,831
	144A 5.00% 11/7/23 #	1,985,000	2,020,863
Santander UK Group Holdings
7.375%µψ	GBP	2,200,000	3,029,024
Sberbank of Russia Via SB
Capital 4.15% 3/6/19		700,000	700,067
Societe Generale 144A
4.25% 4/14/25 #		3,600,000	3,459,824
Standard Chartered 144A
3.461% (LIBOR03M +
1.13%) 8/19/19 #●		6,200,000	6,256,872
State Bank of India 3.287%
(LIBOR03M + 0.95%)
4/6/20 ●		900,000	903,060
State Street
2.653% 5/15/23 µ		45,000	43,757
3.10% 5/15/23		525,000	517,878
3.30% 12/16/24		100,000	98,159
Sumitomo Mitsui Financial
	Group 4.007% (LIBOR03M
+ 1.68%) 3/9/21 ●		2,300,000	2,372,219
SunTrust Bank
2.45% 8/1/22		1,160,000	1,114,009
3.00% 2/2/23		585,000	572,745
3.30% 5/15/26		540,000	510,242

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Banks
2.70% 1/27/22		1,105,000	$1,077,246
4.00% 5/1/25		340,000	341,856
SVB Financial Group
3.50% 1/29/25		2,205,000	2,138,265
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		355,000	335,285
144A 6.25% 4/20/21 #		590,000	590,632
Turkiye Is Bankasi 144A
7.00% 6/29/28 #µ		560,000	480,346
UBS
	144A 2.639% (LIBOR03M
+ 0.32%) 12/7/18 #●		2,000,000	2,001,890
	144A 2.901% (LIBOR03M
+ 0.58%) 6/8/20 #●		2,000,000	2,006,520
5.125% 5/15/24		200,000	199,827
7.625% 8/17/22		500,000	553,200
UBS Group Funding
Switzerland
144A 3.00% 4/15/21 #		2,905,000	2,861,526
144A 4.125% 9/24/25 #		870,000	864,454
	144A 4.128% (LIBOR03M
+ 1.78%) 4/14/21 #●		400,000	413,099
6.875%µψ		555,000	550,862
6.875%µψ		460,000	472,391
US Bancorp
2.375% 7/22/26		1,815,000	1,652,602
2.625% 1/24/22		1,435,000	1,405,427
3.15% 4/27/27		1,830,000	1,750,612
3.60% 9/11/24		1,275,000	1,260,053
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●		1,820,000	1,651,650
Wells Fargo & Co.
2.55% 12/7/20		2,800,000	2,754,646
3.00% 7/27/21	AUD	979,000	724,053
3.286% (LIBOR03M +
0.93%) 2/11/22 ●		1,300,000	1,313,800
3.50% 9/12/29	GBP	196,000	274,395
3.589% (LIBOR03M +
1.23%) 10/31/23 ●		1,440,000	1,470,041
Westpac Banking 5.00%µψ		280,000	241,855
Woori Bank 144A
4.75% 4/30/24 #		800,000	799,784
Zions Bancorporation
4.50% 6/13/23		690,000	697,952
			284,725,941
Basic Industry – 1.84%
Allegheny Technologies
7.875% 8/15/23		205,000	221,400
Anglo American Capital
144A 4.75% 4/10/27 #		2,920,000	2,881,983
144A 4.875% 5/14/25 #		745,000	749,303
Barrick North America Finance
5.75% 5/1/43		1,530,000	1,712,520
BHP Billiton Finance USA
144A 6.25% 10/19/75 #µ		2,795,000	2,930,033
Braskem Netherlands Finance
144A 3.50% 1/10/23 #		320,000	302,464
144A 4.50% 1/10/28 #		905,000	833,731
4.50% 1/10/28		800,000	737,000
Builders FirstSource 144A
5.625% 9/1/24 #		650,000	636,187
Chemours 5.375% 5/15/27		180,000	174,600
CK Hutchison International 17
144A 2.875% 4/5/22 #		655,000	638,785
CSN Resources 144A
7.625% 2/13/23 #		805,000	727,519
Cydsa 144A
6.25% 10/4/27 #		785,000	711,603
Dow Chemical
8.55% 5/15/19		3,662,000	3,838,904
Equate Petrochemical 144A
3.00% 3/3/22 #		625,000	599,613
First Quantum Minerals 144A
7.25% 4/1/23 #		830,000	832,075
FMG Resources August 2006
144A 4.75% 5/15/22 #		225,000	217,969
144A 5.125% 5/15/24 #		630,000	601,650
Freeport-McMoRan
4.55% 11/14/24		650,000	620,750
6.875% 2/15/23		410,000	434,067
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,043,452
8.00% 1/15/24		2,242,000	2,707,948
Hudbay Minerals
144A 7.25% 1/15/23 #		10,000	10,350
144A 7.625% 1/15/25 #		325,000	342,063
Israel Chemicals 144A
6.375% 5/31/38 #		975,000	965,864
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #		160,000	176,400
Kraton Polymers 144A
7.00% 4/15/25 #		120,000	124,800
Mexichem 144A
5.50% 1/15/48 #		915,000	800,680
Nexa Resources 144A
5.375% 5/4/27 #		535,000	520,287
NOVA Chemicals
144A 5.00% 5/1/25 #		526,000	499,700

20 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
NOVA Chemicals
144A 5.25% 6/1/27 #	180,000	$168,187
Novelis 144A
6.25% 8/15/24 #	280,000	280,700
Novolipetsk Steel Via Steel
Funding DAC 144A
4.00% 9/21/24 #	715,000	668,276
OCP
144A 4.50% 10/22/25 #	980,000	935,486
144A 6.875% 4/25/44 #	210,000	221,353
Olin 5.125% 9/15/27	360,000	351,000
Petkim Petrokimya Holding
144A 5.875% 1/26/23 #	675,000	615,785
Phosagro OAO via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #	955,000	931,646
PolyOne 5.25% 3/15/23	530,000	541,925
Suzano Austria 144A
7.00% 3/16/47 #	805,000	832,169
Syngenta Finance
144A 3.933% 4/23/21 #	825,000	823,390
144A 4.441% 4/24/23 #	845,000	840,893
144A 5.182% 4/24/28 #	1,235,000	1,194,600
Tronox Finance 144A
5.75% 10/1/25 #	290,000	282,387
US Concrete 6.375% 6/1/24	465,000	467,325
Vedanta Resources 144A
7.125% 5/31/23 #	510,000	481,950
WR Grace & Co. 144A
5.625% 10/1/24 #	181,000	189,371
		37,420,143
Brokerage – 0.36%
Charles Schwab
2.649% (LIBOR03M +
0.32%) 5/21/21 ●	890,000	893,984
3.25% 5/21/21	465,000	467,010
3.85% 5/21/25	490,000	495,813
5.00%µψ	355,000	340,356
E*TRADE Financial
3.80% 8/24/27	655,000	627,966
5.30%µψ	250,000	244,687
5.875%µψ	950,000	969,000
Jefferies Group
4.15% 1/23/30	780,000	689,508
6.45% 6/8/27	331,000	357,636
6.50% 1/20/43	270,000	280,641
Lazard Group
3.75% 2/13/25	2,100,000	2,036,004
		7,402,605
Capital Goods – 1.29%
Advanced Disposal Services
144A 5.625% 11/15/24 #	80,000	79,800
Allegion US Holding
3.55% 10/1/27	25,000	23,167
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	205,000	200,131
144A 7.25% 5/15/24 #	200,000	208,750
BMC East 144A
5.50% 10/1/24 #	250,000	243,125
Boise Cascade 144A
5.625% 9/1/24 #	750,000	755,625
BWAY Holding 144A
5.50% 4/15/24 #	460,000	449,650
CCL Industries 144A
3.25% 10/1/26 #	655,000	604,149
Corning 4.375% 11/15/57	415,000	363,036
Covanta Holding
5.875% 7/1/25	230,000	222,525
Crane 4.45% 12/15/23	1,050,000	1,084,206
General Dynamics
3.00% 5/11/21	50,000	49,856
3.375% 5/15/23	575,000	576,346
General Electric
2.743% (LIBOR03M +
0.38%) 5/5/26 ●	920,000	887,758
4.65% 10/17/21	89,000	92,589
5.55% 5/4/20	470,000	490,049
6.00% 8/7/19	1,025,000	1,058,714
Grupo Cementos de
Chihuahua 144A
5.25% 6/23/24 #	730,000	715,400
Harris
2.794% (LIBOR03M +
0.48%) 2/27/19 ●	2,800,000	2,802,267
2.839% (LIBOR03M +
0.48%) 4/30/20 ●	3,100,000	3,102,458
4.40% 6/15/28	685,000	691,685
Heathrow Funding 144A
4.875% 7/15/21 #	200,000	209,355
Herc Rentals 144A
7.75% 6/1/24 #	194,000	208,065
Koppers 144A
6.00% 2/15/25 #	60,000	60,150
L3 Technologies
3.85% 6/15/23	455,000	454,405
Lennox International
3.00% 11/15/23	710,000	676,478
Martin Marietta Materials
4.25% 12/15/47	680,000	591,166
Masco 5.95% 3/15/22	304,000	325,397

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #		405,000	$432,337
Northrop Grumman
2.55% 10/15/22		1,380,000	1,330,171
3.25% 8/1/23		490,000	484,834
Nvent Finance
144A 3.95% 4/15/23 #		475,000	470,440
144A 4.55% 4/15/28 #		2,210,000	2,171,773
Parker-Hannifin
3.30% 11/21/24		65,000	64,050
Standard Industries 144A
5.00% 2/15/27 #		520,000	486,200
Textron 2.903% (LIBOR03M
+ 0.55%) 11/10/20 ●		2,900,000	2,900,987
TransDigm 6.375% 6/15/26		350,000	348,250
Trimble 4.15% 6/15/23		215,000	215,499
Zekelman Industries 144A
9.875% 6/15/23 #		90,000	98,775
			26,229,618
Communications – 3.57%
Alibaba Group Holding
4.00% 12/6/37		545,000	507,105
Altice France 144A
6.25% 5/15/24 #		590,000	575,250
Amazon.Com
3.15% 8/22/27		1,700,000	1,635,243
AMC Networks
4.75% 8/1/25		440,000	424,054
AT&T
2.975% (LIBOR03M +
0.75%) 6/1/21 ●		2,800,000	2,812,825
3.20% 3/1/22		100,000	98,189
3.298% (LIBOR03M +
0.95%) 7/15/21 ●		500,000	504,977
3.80% 3/1/24		100,000	98,157
144A 4.10% 2/15/28 #		2,276,000	2,178,284
144A 4.30% 2/15/30 #		470,000	445,388
144A 5.15% 11/15/46 #		220,000	207,853
5.25% 3/1/37		530,000	523,681
Baidu
3.25% 8/6/18		2,100,000	2,101,497
4.375% 3/29/28		805,000	795,833
Bell Canada 3.35% 3/22/23 CAD		219,000	168,084
CCO Holdings
144A 5.00% 2/1/28 #		900,000	828,000
144A 5.125% 5/1/27 #		215,000	201,294
144A 5.75% 2/15/26 #		80,000	78,800
144A 5.875% 5/1/27 #		60,000	58,725
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #		420,000	441,000
Charter Communications
Operating
4.464% 7/23/22		800,000	809,630
4.50% 2/1/24		250,000	249,965
5.375% 4/1/38		405,000	383,481
5.75% 4/1/48		915,000	888,280
Comunicaciones Celulares Via
Comcel Trust 144A
6.875% 2/6/24 #		795,000	817,717
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	107,735
144A 4.241% 7/15/28 #		440,000	443,009
144A 4.883% 8/15/20 #		2,090,000	2,144,580
Deutsche Telekom
International Finance
1.25% 10/6/23	GBP	318,000	407,263
144A 1.95% 9/19/21 #		1,155,000	1,101,830
144A 4.375% 6/21/28 #		2,185,000	2,171,178
6.50% 4/8/22	GBP	36,000	55,870
Digicel Group
144A 7.125% 4/1/22 #		890,000	589,625
144A 8.25% 9/30/20 #		455,000	345,231
Discovery Communications
5.20% 9/20/47		1,995,000	1,940,698
DISH DBS 5.125% 5/1/20		200,000	198,750
Gray Television 144A
5.875% 7/15/26 #		415,000	395,806
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	520,287
Level 3 Financing
5.375% 5/1/25		871,000	840,515
Myriad International Holdings
144A 4.85% 7/6/27 #		570,000	559,331
NBCUniversal Media
5.15% 4/30/20		900,000	930,231
Nexstar Broadcasting 144A
5.625% 8/1/24 #		330,000	318,863
SBA Tower Trust 144A
2.898% 10/8/19 #		600,000	596,211
Sirius XM Radio
144A 5.00% 8/1/27 #		100,000	93,750
144A 5.375% 4/15/25 #		1,147,000	1,134,096
Sprint
7.125% 6/15/24		80,000	80,967
7.625% 3/1/26		200,000	204,250
7.875% 9/15/23		546,000	567,499
Sprint Capital 6.90% 5/1/19		2,600,000	2,659,020

22 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Communications (continued)
Sprint Communications
144A 7.00% 3/1/20 #		400,000	$416,000
7.00% 8/15/20		260,000	269,750
144A 9.00% 11/15/18 #		1,500,000	1,531,875
Sprint Spectrum 144A
4.738% 3/20/25 #		1,050,000	1,044,540
Telecom Italia 144A
5.303% 5/30/24 #		200,000	198,000
Telefonica Emisiones
4.895% 3/6/48		2,840,000	2,625,571
TELUS 4.60% 11/16/48		1,380,000	1,353,594
Time Warner Cable
6.75% 7/1/18		1,500,000	1,500,000
7.30% 7/1/38		2,120,000	2,408,302
Time Warner Entertainment
8.375% 3/15/23		1,415,000	1,647,733
T-Mobile USA
6.375% 3/1/25		50,000	52,000
6.50% 1/15/26		400,000	412,880
Tribune Media
5.875% 7/15/22		233,000	236,320
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	466,089
VEON Holdings 144A
5.95% 2/13/23 #		925,000	934,713
Verizon Communications
3.25% 2/17/26	EUR	323,000	429,009
3.376% 2/15/25		2,691,000	2,588,352
3.443% (LIBOR03M +
1.10%) 5/15/25 ●		4,375,000	4,374,030
4.086% (LIBOR03M +
1.75%) 9/14/18 ●		250,000	250,872
4.125% 3/16/27		1,500,000	1,481,267
4.125% 8/15/46		1,260,000	1,079,671
144A 4.329% 9/21/28 #		3,428,176	3,404,514
4.50% 8/17/27	AUD	900,000	678,572
4.50% 8/10/33		1,670,000	1,622,333
Viacom 4.375% 3/15/43		1,180,000	983,019
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		790,000	733,713
Vodafone Group
3.29% (LIBOR03M +
0.99%) 1/16/24 ●		560,000	557,831
3.75% 1/16/24		520,000	515,998
4.375% 5/30/28		995,000	984,013
VTR Finance 144A
6.875% 1/15/24 #		1,285,000	1,295,858
Zayo Group
144A 5.75% 1/15/27 #		405,000	398,925
6.375% 5/15/25		110,000	112,475
			72,827,726
Consumer Cyclical – 1.93%
AMC Entertainment Holdings
6.125% 5/15/27		405,000	394,875
American Axle &
Manufacturing
6.25% 3/15/26		350,000	342,125
BMW US Capital 144A
1.50% 4/11/19 #		500,000	496,179
Boyd Gaming
6.375% 4/1/26		280,000	284,200
Daimler 2.75% 12/10/18	NOK	1,870,000	231,487
Daimler Finance North
America
144A 2.00% 8/3/18 #		2,200,000	2,198,917
144A 3.203% (LIBOR03M
+ 0.84%) 5/4/23 #●		1,200,000	1,204,383
144A 3.35% 2/22/23 #		1,430,000	1,405,763
Dollar Tree
3.70% 5/15/23		1,370,000	1,358,742
4.00% 5/15/25		735,000	719,251
DR Horton
3.75% 3/1/19		200,000	200,646
4.00% 2/15/20		400,000	404,036
Ford Motor Credit
1.897% 8/12/19		1,000,000	986,389
3.20% 1/15/21		4,200,000	4,155,210
3.606% (LIBOR03M +
1.27%) 3/28/22 ●		400,000	404,709
4.14% 2/15/23		655,000	654,607
5.75% 2/1/21		700,000	735,461
General Motors
6.75% 4/1/46		245,000	272,311
General Motors Financial
3.187% (LIBOR03M +
0.85%) 4/9/21 ●		500,000	502,800
3.55% 4/9/21		700,000	698,291
4.35% 4/9/25		1,030,000	1,016,309
4.375% 9/25/21		1,000,000	1,019,944
5.25% 3/1/26		265,000	275,021
GLP Capital 5.375% 4/15/26		285,000	282,863
Hilton Domestic Operating
144A 5.125% 5/1/26 #		1,000,000	987,500
Hyundai Capital America
144A 2.55% 2/6/19 #		715,000	712,469
144A 3.00% 3/18/21 #		580,000	569,599
JD.com 3.125% 4/29/21		930,000	907,224

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
KFC Holding 144A
5.25% 6/1/26 #		393,000	$388,087
Lithia Motors 144A
5.25% 8/1/25 #		345,000	337,237
Live Nation Entertainment
144A 5.625% 3/15/26 #		215,000	213,925
Lowe’s
2.747% (LIBOR03M +
0.42%) 9/10/19 ●		520,000	522,076
4.05% 5/3/47		170,000	161,065
Marriott International
4.50% 10/1/34		160,000	159,896
McDonald’s 2.759%
(LIBOR03M + 0.43%)
10/28/21 ●		2,600,000	2,611,493
MGM Resorts International
5.25% 3/31/20		200,000	204,250
5.75% 6/15/25		270,000	271,013
6.625% 12/15/21		300,000	316,500
6.75% 10/1/20		700,000	735,000
New Red Finance 144A
5.00% 10/15/25 #		310,000	294,872
PACCAR Financial 2.914%
(LIBOR03M + 0.60%)
12/6/18 ●		835,000	836,941
Penn National Gaming 144A
5.625% 1/15/27 #		505,000	477,225
Penske Automotive Group
5.50% 5/15/26		240,000	235,800
PulteGroup 5.00% 1/15/27		75,000	71,531
Royal Caribbean Cruises
3.70% 3/15/28		1,440,000	1,332,056
Schaeffler Finance 144A
4.75% 5/15/23 #		200,000	199,000
Scientific Games International
10.00% 12/1/22		575,000	614,531
Toyota Motor Credit
2.721% (LIBOR03M +
0.40%) 5/17/22 ●		4,000,000	4,013,687
2.95% 4/13/21		185,000	184,173
Volkswagen Financial Services
2.375% 11/13/18	GBP	800,000	1,060,463
Wolverine World Wide 144A
5.00% 9/1/26 #		400,000	381,000
ZF North America Capital
144A 4.00% 4/29/20 #		250,000	251,908
			39,295,040
Consumer Non-Cyclical – 2.90%
Abbott Laboratories
2.90% 11/30/21		1,045,000	1,029,588
3.75% 11/30/26		130,000	127,962
AbbVie
2.30% 5/14/21		1,200,000	1,166,783
2.85% 5/14/23		900,000	867,459
3.20% 5/14/26		500,000	467,064
Adani Abbot Point Terminal
144A 4.45% 12/15/22 #		1,500,000	1,369,625
Air Medical Group Holdings
144A 6.375% 5/15/23 #		110,000	102,850
Allergan Finance
3.25% 10/1/22		300,000	291,663
Allergan Funding
3.00% 3/12/20		1,400,000	1,393,564
3.45% 3/15/22		1,000,000	984,573
Amgen 4.00% 9/13/29	GBP	216,000	318,432
Anheuser-Busch InBev
Finance
2.65% 2/1/21		900,000	887,954
2.758% (LIBOR03M +
0.40%) 2/1/19 ●		490,000	491,030
Anheuser-Busch InBev
Worldwide 3.052%
(LIBOR03M + 0.74%)
1/12/24 ●		800,000	807,707
Atento Luxco 1 144A
6.125% 8/10/22 #		740,000	713,730
BAT Capital
144A 2.297% 8/14/20 #		275,000	269,195
144A 2.764% 8/15/22 #		615,000	590,113
144A 3.222% 8/15/24 #		1,425,000	1,351,086
144A 4.54% 8/15/47 #		395,000	369,981
BAT International Finance
144A 2.75% 6/15/20 #		700,000	692,663
Bayer US Finance II
144A 4.25% 12/15/25 #		500,000	503,658
144A 4.375% 12/15/28 #		780,000	782,784
Becton Dickinson
3.363% 6/6/24		240,000	230,752
Boston Scientific
2.85% 5/15/20		600,000	595,782
3.375% 5/15/22		800,000	789,708
Campbell Soup
3.65% 3/15/23		1,525,000	1,498,465
Cardinal Health
1.948% 6/14/19		1,200,000	1,190,310
Celgene 3.25% 2/20/23		200,000	195,515
Central Nippon Expressway
2.079% 11/5/19		1,200,000	1,183,829

24 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Cott Holdings 144A
5.50% 4/1/25 #	260,000	$253,500
CVS Health
2.125% 6/1/21	450,000	432,850
2.957% (LIBOR03M +
0.63%) 3/9/20 ●	1,400,000	1,405,742
3.35% 3/9/21	500,000	499,733
3.70% 3/9/23	940,000	931,422
4.10% 3/25/25	1,800,000	1,792,746
4.30% 3/25/28	2,100,000	2,074,717
4.78% 3/25/38	965,000	956,883
CVS Pass Through Trust 144A
5.773% 1/10/33 #◆	78,983	84,346
DaVita 5.00% 5/1/25	516,000	486,975
Encompass Health
5.75% 11/1/24	643,000	645,784
5.75% 9/15/25	270,000	274,050
Equifax 3.20% (LIBOR03M +
0.87%) 8/15/21 ●	700,000	702,404
ESAL 144A 6.25% 2/5/23 #	465,000	435,356
General Mills
3.20% 4/16/21	695,000	691,802
3.70% 10/17/23	920,000	911,374
HCA
3.75% 3/15/19	2,600,000	2,616,250
5.375% 2/1/25	500,000	493,600
7.58% 9/15/25	30,000	32,550
Hill-Rom Holdings
144A 5.00% 2/15/25 #	245,000	238,875
144A 5.75% 9/1/23 #	325,000	332,313
Imperial Brands Finance
144A 2.95% 7/21/20 #	700,000	693,098
144A 3.75% 7/21/22 #	470,000	466,800
JBS USA
144A 5.75% 6/15/25 #	155,000	144,925
144A 5.875% 7/15/24 #	320,000	306,800
144A 6.75% 2/15/28 #	490,000	463,515
KAR Auction Services 144A
5.125% 6/1/25 #	190,000	181,925
Kernel Holding 144A
8.75% 1/31/22 #	890,000	877,340
Kraft Heinz Foods 3.173%
(LIBOR03M + 0.82%)
8/10/22 ●	300,000	301,181
Maple Escrow Subsidiary
144A 4.057% 5/25/23 #	565,000	567,725
Marfrig Holdings Europe
144A 8.00% 6/8/23 #	935,000	950,194
MHP
144A 6.95% 4/3/26 #	455,000	427,002
144A 7.75% 5/10/24 #	520,000	522,309
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	330,000	339,075
Mylan 144A
4.55% 4/15/28 #	705,000	690,039
New York and Presbyterian
Hospital 4.063% 8/1/56	690,000	682,490
Nielsen Co. Luxembourg
144A 5.00% 2/1/25 #	790,000	754,450
Pernod Ricard 144A
4.45% 1/15/22 #	1,410,000	1,450,577
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	440,000	470,800
Rede D’or Finance 144A
4.95% 1/17/28 #	945,000	844,003
Reynolds American
4.00% 6/12/22	900,000	906,405
Shire Acquisitions Investments
Ireland 2.875% 9/23/23	300,000	282,432
Tenet Healthcare 144A
5.125% 5/1/25 #	1,105,000	1,054,584
Teva Pharmaceutical Finance
Netherlands III
6.00% 4/15/24	2,650,000	2,649,557
6.75% 3/1/28	720,000	734,859
Tyson Foods 2.65% 8/15/19	1,500,000	1,494,360
Universal Health Services
144A 3.75% 8/1/19 #	1,400,000	1,405,250
144A 5.00% 6/1/26 #	210,000	205,537
Zimmer Biomet Holdings
3.15% 4/1/22	300,000	294,689
4.625% 11/30/19	1,270,000	1,295,681
		59,014,699
Energy – 3.87%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	680,000	630,854
144A 4.60% 11/2/47 #	780,000	717,054
Alta Mesa Holdings
7.875% 12/15/24	80,000	85,200
Andeavor Logistics
4.25% 12/1/27	1,580,000	1,522,980
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	295,000	307,906
Chevron 2.851% (LIBOR03M
+ 0.53%) 3/3/22 ●	575,000	581,503

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Concho Resources
4.30% 8/15/28	1,025,000	$1,025,712
ConocoPhillips 3.243%
(LIBOR03M + 0.90%)
5/15/22 ●	575,000	585,922
Crestwood Midstream
Partners 5.75% 4/1/25	405,000	406,013
Diamond Offshore Drilling
7.875% 8/15/25	290,000	301,600
Diamondback Energy
4.75% 11/1/24	490,000	479,587
Ecopetrol
5.875% 9/18/23	410,000	435,625
7.375% 9/18/43	270,000	298,417
Enable Midstream Partners
4.95% 5/15/28	700,000	682,307
Enbridge
2.737% (LIBOR03M +
0.40%) 1/10/20 ●	3,750,000	3,750,263
3.041% (LIBOR03M +
0.70%) 6/15/20 ●	2,050,000	2,058,606
3.70% 7/15/27	985,000	934,805
4.00% 10/1/23	535,000	537,166
6.00% 1/15/77 µ	555,000	524,475
6.25% 3/1/78 µ	420,000	396,112
Enbridge Energy Partners
4.375% 10/15/20	230,000	234,172
5.20% 3/15/20	105,000	108,012
5.50% 9/15/40	275,000	286,890
Energy Transfer Equity
5.50% 6/1/27	50,000	50,125
7.50% 10/15/20	475,000	507,656
Energy Transfer Partners
4.20% 9/15/23	305,000	304,825
4.95% 6/15/28	340,000	339,471
5.00% 10/1/22	1,500,000	1,554,099
5.75% 9/1/20	400,000	415,908
6.00% 6/15/48	425,000	425,110
6.125% 12/15/45	1,100,000	1,103,012
6.625%µψ	1,235,000	1,129,253
9.70% 3/15/19	694,000	726,069
Enlink Midstream Partners
6.00%µψ	455,000	390,155
Ensco 7.75% 2/1/26	290,000	275,051
Equinor 2.823% (LIBOR03M
+ 0.46%) 11/8/18 ●	835,000	836,459
Exxon Mobil 2.684%
(LIBOR03M + 0.37%)
3/6/22 ●	1,125,000	1,131,730
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	333,212
Frontera Energy 144A
9.70% 6/25/23 #	590,000	587,050
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	1,065,000	1,029,402
Genesis Energy
6.75% 8/1/22	690,000	700,350
Geopark 144A
6.50% 9/21/24 #	655,000	631,623
Gulfport Energy
6.625% 5/1/23	245,000	248,063
KazMunayGas National 144A
6.375% 10/24/48 #	730,000	739,034
Kinder Morgan Energy
Partners
5.00% 10/1/21	620,000	644,242
6.85% 2/15/20	2,000,000	2,106,748
9.00% 2/1/19	2,200,000	2,274,485
Laredo Petroleum
6.25% 3/15/23	285,000	286,781
Marathon Oil
2.80% 11/1/22	115,000	110,343
5.20% 6/1/45	1,215,000	1,282,876
MPLX
4.00% 3/15/28	555,000	528,923
4.50% 4/15/38	115,000	106,487
4.875% 12/1/24	1,795,000	1,852,282
Murphy Oil 6.875% 8/15/24	525,000	552,563
Murphy Oil USA
6.00% 8/15/23	895,000	919,613
Nabors Industries 144A
5.75% 2/1/25 #	315,000	298,463
Newfield Exploration
5.75% 1/30/22	265,000	277,256
Noble Energy
4.95% 8/15/47	115,000	115,472
5.05% 11/15/44	250,000	250,560
NuStar Logistics
5.625% 4/28/27	285,000	276,806
Oasis Petroleum 144A
6.25% 5/1/26 #	260,000	262,925
Occidental Petroleum
4.20% 3/15/48	1,400,000	1,397,010
ONEOK
4.55% 7/15/28	775,000	783,038
7.50% 9/1/23	1,485,000	1,703,221
Pertamina Persero
144A 4.875% 5/3/22 #	525,000	534,402
26 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Pertamina Persero
144A 5.625% 5/20/43 #	255,000	$242,578
Petrobras Global Finance
144A 5.999% 1/27/28 #	5,191,000	4,706,939
6.125% 1/17/22	170,000	173,315
6.85% 6/5/15	1,700,000	1,434,800
7.25% 3/17/44	600,000	557,250
7.375% 1/17/27	385,000	385,481
Petroleos Mexicanos
5.977% (LIBOR03M +
3.65%) 3/11/22 ●	110,000	117,700
6.50% 3/13/27	390,000	399,457
6.75% 9/21/47	460,000	438,380
Precision Drilling
144A 7.125% 1/15/26 #	165,000	169,867
7.75% 12/15/23	235,000	248,513
QEP Resources
5.25% 5/1/23	565,000	555,113
Rio Energy 144A
6.875% 2/1/25 #	880,000	734,800
Rio Oil Finance Trust
Series 2014-1
9.25% 7/6/24	170,328	183,103
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	500,781
Sabine Pass Liquefaction
5.625% 3/1/25	1,715,000	1,826,152
5.75% 5/15/24	6,950,000	7,429,699
5.875% 6/30/26	680,000	730,182
6.25% 3/15/22	400,000	430,537
Shell International Finance
2.806% (LIBOR03M +
0.45%) 5/11/20 ●	595,000	599,881
4.375% 5/11/45	151,000	155,023
Southwestern Energy
4.10% 3/15/22	220,000	211,200
6.70% 1/23/25	95,000	93,337
Spectra Energy Partners
3.018% (LIBOR03M +
0.70%) 6/5/20 ●	500,000	502,613
Summit Midstream Holdings
5.75% 4/15/25	425,000	405,875
Targa Resources Partners
5.375% 2/1/27	680,000	661,300
Tecpetrol 144A
4.875% 12/12/22 #	1,340,000	1,242,448
Transcanada Trust
5.875% 8/15/76 µ	560,000	555,800
Transcontinental Gas Pipe
Line
144A 4.00% 3/15/28 #	405,000	394,228
144A 4.60% 3/15/48 #	470,000	453,461
Transocean 144A
9.00% 7/15/23 #	70,000	75,600
Transocean Proteus 144A
6.25% 12/1/24 #	276,250	280,048
Transportadora de Gas del Sur
144A 6.75% 5/2/25 #	520,000	478,400
Tullow Oil 144A
7.00% 3/1/25 #	960,000	909,600
Williams 4.55% 6/24/24	605,000	608,025
Williams Partners
3.75% 6/15/27	435,000	411,352
4.85% 3/1/48	795,000	759,712
Woodside Finance
144A 3.70% 9/15/26 #	400,000	384,906
144A 4.60% 5/10/21 #	400,000	409,662
YPF
144A 7.00% 12/15/47 #	470,000	357,200
144A 26.563%
(BADLARPP + 4.00%)
7/7/20 #●	1,205,000	683,837
		78,811,489
Finance Companies – 1.41%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	1,585,000	1,640,475
AerCap Ireland Capital
3.65% 7/21/27	1,990,000	1,814,448
4.625% 10/30/20	1,000,000	1,019,889
4.625% 7/1/22	1,100,000	1,122,427
Air Lease
3.00% 9/15/23	1,135,000	1,075,717
3.625% 4/1/27	715,000	656,511
Aviation Capital Group
144A 2.875% 9/17/18 #	300,000	300,065
144A 3.50% 11/1/27 #	195,000	178,830
144A 4.875% 10/1/25 #	1,090,000	1,133,723
144A 6.75% 4/6/21 #	500,000	539,937
BOC Aviation
144A 2.375% 9/15/21 #	910,000	871,535
2.375% 9/15/21	600,000	574,639
3.00% 5/23/22	300,000	290,115
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #◆	148,870	158,794
GATX 3.083% (LIBOR03M +
0.72%) 11/5/21 ●	1,900,000	1,909,597

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Finance Companies (continued)
GE Capital International
Funding Unlimited
2.342% 11/15/20		251,000	$245,302
4.418% 11/15/35		285,000	276,426
International Lease Finance
6.25% 5/15/19		200,000	205,099
144A 7.125% 9/1/18 #		1,300,000	1,308,535
8.625% 1/15/22		1,455,000	1,670,162
LeasePlan 144A
2.875% 1/22/19 #		1,600,000	1,597,559
Navient
4.875% 6/17/19		400,000	402,500
5.50% 1/15/19		2,700,000	2,724,975
8.00% 3/25/20		200,000	211,500
NFP 144A 6.875% 7/15/25 #		964,000	949,540
ORIX 3.20% 1/19/22		500,000	492,799
SMBC Aviation Capital
Finance 144A
3.00% 7/15/22 #		400,000	385,977
Springleaf Finance
6.00% 6/1/20		100,000	103,000
8.25% 12/15/20		2,600,000	2,814,500
Swiss Insured Brazil Power
Finance 144A
9.85% 7/16/32 #	BRL	4,100,000	983,810
Temasek Financial I 144A
2.375% 1/23/23 #		560,000	538,523
Waha Aerospace
3.925% 7/28/20		525,000	527,921
			28,724,830
Insurance – 0.74%
Acrisure 144A
7.00% 11/15/25 #		940,000	857,750
AIA Group 144A
3.90% 4/6/28 #		1,000,000	999,530
Allstate 2.964% (LIBOR03M
+ 0.63%) 3/29/23 ●		200,000	201,105
Ambac Assurance 144A
5.10% 6/7/20 #		40,315	54,224
Ambac LSNI 144A 7.337%
(LIBOR03M + 5.00%)
2/12/23 #●		142,988	145,319
AssuredPartners 144A
7.00% 8/15/25 #		1,038,000	1,001,670
Athene Global Funding 144A
3.566% (LIBOR03M +
1.23%) 7/1/22 #●		700,000	714,753
AXA Equitable Holdings
144A 4.35% 4/20/28 #		365,000	349,475
144A 5.00% 4/20/48 #		590,000	545,165
HUB International 144A
7.00% 5/1/26 #		90,000	89,100
Liberty Mutual Group 144A
4.95% 5/1/22 #		320,000	332,719
MetLife 144A
9.25% 4/8/38 #		1,100,000	1,496,000
MetLife Capital Trust IV 144A
7.875% 12/15/37 #		300,000	373,476
Nuveen Finance
144A 2.95% 11/1/19 #		1,130,000	1,125,925
144A 4.125% 11/1/24 #		770,000	766,501
Prudential Financial
5.375% 5/15/45 µ		765,000	763,087
USIS Merger Sub 144A
6.875% 5/1/25 #		1,338,000	1,334,655
Voya Financial 144A
4.70% 1/23/48 #µ		795,000	708,544
Wand Merger 144A
8.125% 7/15/23 #		2,000,000	2,032,500
XLIT
4.805% (LIBOR03M +
2.46%)ψ●		510,000	502,350
5.50% 3/31/45		725,000	754,780
			15,148,628
Natural Gas – 0.09%
AmeriGas Partners
5.875% 8/20/26		615,000	602,700
KazTransGas 144A
4.375% 9/26/27 #		630,000	587,475
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #		615,000	624,599
			1,814,774
Real Estate Investment Trusts – 0.94%
Alexandria Real Estate
Equities 4.70% 7/1/30		240,000	241,953
American Tower
5.05% 9/1/20		500,000	517,682
American Tower Trust I 144A
3.07% 3/15/23 #		1,285,000	1,261,942
Corporate Office Properties
3.60% 5/15/23		690,000	668,229
5.25% 2/15/24		670,000	693,887
Crown Castle International
3.80% 2/15/28		2,115,000	1,982,059
5.25% 1/15/23		975,000	1,022,353
CubeSmart 3.125% 9/1/26		670,000	617,082

28 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust
3.40% 10/1/20	2,100,000	$2,102,480
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	954,817
Equinix 5.375% 5/15/27	350,000	350,000
ESH Hospitality 144A
5.25% 5/1/25 #	260,000	251,550
GEO Group
5.125% 4/1/23	140,000	137,900
6.00% 4/15/26	85,000	82,875
Growthpoint Properties
International 144A
5.872% 5/2/23 #	610,000	620,602
HCP 5.375% 2/1/21	359,000	373,373
Hospitality Properties Trust
4.50% 3/15/25	870,000	852,392
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,245,763
3.875% 4/1/24	250,000	243,944
4.50% 2/1/26	45,000	45,023
Hudson Pacific Properties
3.95% 11/1/27	190,000	177,928
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	380,000	362,900
Kilroy Realty
3.45% 12/15/24	720,000	691,898
Life Storage 3.50% 7/1/26	695,000	651,815
SBA Communications
4.875% 9/1/24	525,000	503,496
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,796,919
WP Carey 4.60% 4/1/24	695,000	702,844
		19,153,706
Technology – 1.07%
Analog Devices
2.95% 1/12/21	575,000	570,410
Apple
2.706% (LIBOR03M +
0.35%) 5/11/22 ●	1,040,000	1,050,570
2.869% (LIBOR03M +
0.50%) 2/9/22 ●	180,000	182,315
Broadcom
3.00% 1/15/22	1,400,000	1,362,506
3.50% 1/15/28	895,000	816,343
CDK Global
4.875% 6/1/27	305,000	293,944
5.00% 10/15/24	910,000	932,750
CDW Finance 5.00% 9/1/25	90,000	88,875
Cisco Systems 2.80%
(LIBOR03M + 0.50%)
3/1/19 ●	650,000	652,224
CommScope Technologies
144A 5.00% 3/15/27 #	740,000	698,375
Dell International
4.42% 6/15/21	1,600,000	1,624,482
144A 4.42% 6/15/21 #	300,000	304,461
144A 5.45% 6/15/23 #	600,000	628,160
144A 6.02% 6/15/26 #	1,845,000	1,942,585
144A 8.10% 7/15/36 #	15,000	17,559
EMC 2.65% 6/1/20	1,900,000	1,845,937
First Data 144A
5.75% 1/15/24 #	510,000	511,581
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	20,000	22,373
Infor US 6.50% 5/15/22	70,000	70,613
International Business
Machines
1.625% 5/15/20	440,000	430,005
Marvell Technology Group
4.875% 6/22/28	785,000	780,372
Microchip Technology
144A 3.922% 6/1/21 #	395,000	395,896
144A 4.333% 6/1/23 #	690,000	691,698
MSCI 144A
5.375% 5/15/27 #	245,000	245,613
NXP 144A 4.625% 6/1/23 #	575,000	583,165
Oracle
2.50% 5/15/22	1,200,000	1,168,773
2.841% (LIBOR03M +
0.51%) 10/8/19 ●	940,000	945,923
Solera 144A
10.50% 3/1/24 #	50,000	55,781
Symantec
4.20% 9/15/20	2,000,000	2,010,728
144A 5.00% 4/15/25 #	310,000	301,010
Tencent Holdings 144A
3.925% 1/19/38 #	690,000	629,947
		21,854,974
Transportation – 0.71%
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ◆	282,184	291,609
American Airlines 2016-3
Class AA Pass Through
Trust 3.00% 10/15/28 ◆	1,231,161	1,159,886

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
AP Moller - Maersk 144A
2.875% 9/28/20 #	200,000	$197,438
Avis Budget Car Rental 144A
6.375% 4/1/24 #	235,000	231,475
CH Robinson Worldwide
4.20% 4/15/28	335,000	329,605
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ◆	548,393	575,174
Delta Air Lines
3.625% 3/15/22	500,000	494,651
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ◆	233,148	254,458
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #◆	1,097,849	1,134,297
FedEx 4.05% 2/15/48	260,000	234,053
Kansas City Southern
3.00% 5/15/23	500,000	482,041
Latam Airlines 2015-1 Pass
Through Trust Class A
4.20% 11/15/27 ◆	434,894	413,497
Penske Truck Leasing
144A 3.30% 4/1/21 #	435,000	431,848
144A 3.95% 3/10/25 #	1,000,000	989,597
144A 4.20% 4/1/27 #	810,000	799,423
Transnet SOC 144A
4.00% 7/26/22 #	575,000	546,075
Union Pacific 3.50% 6/8/23	750,000	751,099
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ◆	291,517	292,971
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ◆	557,241	554,668
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ◆	540,356	513,289
United Parcel Service
5.125% 4/1/19	2,210,000	2,250,088
United Rentals North America
5.50% 5/15/27	685,000	666,163
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ◆	479,953	491,393
XPO Logistics 144A
6.125% 9/1/23 #	373,000	382,217
		14,467,015
Utilities – 3.12%
Aegea Finance 144A
5.75% 10/10/24 #	785,000	729,657
AEP Texas 2.40% 10/1/22	245,000	235,458
AES Andres 144A
7.95% 5/11/26 #	840,000	869,400
AES Gener
144A 5.25% 8/15/21 #	20,000	20,700
144A
8.375% 12/18/73 #µ	735,000	756,572
Ameren Illinois
9.75% 11/15/18	2,110,000	2,164,202
American Electric Power
2.15% 11/13/20	300,000	292,934
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,572,103
Ausgrid Finance
144A 3.85% 5/1/23 #	1,050,000	1,052,998
144A 4.35% 8/1/28 #	735,000	739,633
Avangrid 3.15% 12/1/24	305,000	293,680
Berkshire Hathaway Energy
3.75% 11/15/23	1,145,000	1,159,759
Calpine
144A 5.25% 6/1/26 #	270,000	255,487
5.75% 1/15/25	320,000	293,400
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	565,327
CMS Energy 6.25% 2/1/20	1,080,000	1,129,409
ComEd Financing III
6.35% 3/15/33	680,000	722,500
Consolidated Edison of New
York 2.739% (LIBOR03M
+ 0.40%) 6/25/21 ●	900,000	902,276
Dominion Energy
2.00% 8/15/21	280,000	267,179
144A 2.93% (LIBOR03M +
0.60%) 5/15/20 #●	3,300,000	3,303,595
3.625% 12/1/24	820,000	805,244
DTE Energy 3.30% 6/15/22	715,000	707,018
Duke Energy
1.80% 9/1/21	480,000	459,565
144A 2.83% (LIBOR03M +
0.50%) 5/14/21 #●	3,300,000	3,300,410
Emera 6.75% 6/15/76 µ	1,365,000	1,426,425
Enel 144A 8.75% 9/24/73 #µ	1,605,000	1,791,581
Enel Finance International
144A 2.875% 5/25/22 #	1,100,000	1,048,769
144A 3.625% 5/25/27 #	2,905,000	2,661,199
Entergy Arkansas
3.75% 2/15/21	200,000	202,523

30 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Entergy Louisiana
4.00% 3/15/33		95,000	$95,192
4.05% 9/1/23		1,555,000	1,587,742
4.95% 1/15/45		235,000	237,699
Exelon
2.45% 4/15/21		200,000	194,484
3.497% 6/1/22		1,075,000	1,064,321
3.95% 6/15/25		670,000	666,765
FirstEnergy 2.85% 7/15/22		200,000	193,948
Fortis 2.10% 10/4/21		325,000	310,342
Great Plains Energy
4.85% 6/1/21		545,000	559,774
Israel Electric 144A
4.25% 8/14/28 #		750,000	723,463
ITC Holdings
2.70% 11/15/22		330,000	317,895
Jersey Central Power & Light
7.35% 2/1/19		1,000,000	1,023,940
Kallpa Generacion 144A
4.125% 8/16/27 #		870,000	793,875
Kansas City Power & Light
3.65% 8/15/25		1,350,000	1,335,120
LG&E & KU Energy
3.75% 11/15/20		165,000	166,298
4.375% 10/1/21		1,555,000	1,594,178
Mississippi Power
3.95% 3/30/28		795,000	788,461
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 µ		1,195,000	1,217,623
5.25% 4/20/46 µ		865,000	889,833
Nevada Power
2.75% 4/15/20		970,000	968,920
New York State Electric & Gas
144A 3.25% 12/1/26 #		1,015,000	974,943
Newfoundland & Labrador
Hydro 3.60% 12/1/45	CAD	100,000	81,008
NextEra Energy Capital
Holdings 2.70% 9/15/19		450,000	447,868
NiSource 144A 5.65%#µψ		1,035,000	1,028,531
NV Energy 6.25% 11/15/20		935,000	999,038
Pedernales Electric
Cooperative (MBIA) 144A
6.202% 11/15/32 #		620,000	685,325
Pennsylvania Electric
5.20% 4/1/20		280,000	287,731
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		300,000	277,596
144A 5.25% 5/15/47 #		410,000	372,124
PSEG Power 3.85% 6/1/23		1,125,000	1,120,702
Public Service Co. of New
Hampshire
3.50% 11/1/23		635,000	635,130
Public Service Co. of
Oklahoma 5.15% 12/1/19		645,000	662,278
Puget Energy
6.50% 12/15/20		3,800,000	4,071,546
Sempra Energy
2.791% (LIBOR03M +
0.45%) 3/15/21 ●		2,050,000	2,051,699
2.90% 2/1/23		195,000	189,442
3.80% 2/1/38		675,000	614,490
Southern 2.95% 7/1/23		500,000	482,687
Southern Power 144A
2.875% (LIBOR03M +
0.55%) 12/20/20 #●		1,700,000	1,701,083
Southwestern Electric Power
6.45% 1/15/19		690,000	703,532
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #		525,000	523,922
Vistra Energy 144A
8.00% 1/15/25 #		136,000	146,669
			63,516,220
Total Corporate Bonds
(cost $779,662,878)			770,407,408

Municipal Bonds – 0.80%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series B
8.084% 2/15/50		1,500,000	2,435,760
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47		145,000	145,621
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39		395,000	583,917
(High Speed Passenger)
Series C 2.87% 4/1/47 ●		1,250,000	1,258,275
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40		1,800,000	2,347,002

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Municipal Bonds (continued)
Chicago, Illinois Transit
Authority
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	$2,347,002
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	50,000	58,813
Municipal Electric Authority of
Georgia (Build America
Bond Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57	1,797,000	2,255,001
New Jersey Transportation
Trust Fund Authority
(Build America Bond)
Series C 5.754%
12/15/28	1,590,000	1,768,223
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	830,711
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	937,248
Oregon State Taxable Pension
5.892% 6/1/27	30,000	35,042
Pennsylvania Higher
Education Assistance
Agency Revenue
(Guaranteed Student
Loans) Series 2006-2 A3
2.707% (LIBOR03M +
0.13%) 10/25/36 ●	617,760	613,146
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	145,000	153,835
Texas Water Development
Board (2016 State Water
Implementation)
Series A 5.00% 10/15/45	130,000	147,255
Series B 5.00% 10/15/46	305,000	347,514
Total Municipal Bonds
(cost $15,845,119)		16,264,365

Non-Agency Asset-Backed Securities – 4.13%
ABFC Trust
Series 2006-HE1 A2D
2.311% (LIBOR01M +
0.22%, Floor 0.22%)
1/25/37 ●	380,487	255,368
Ally Master Owner Trust
Series 2015-2 A1 2.643%
(LIBOR01M + 0.57%, Floor
0.57%) 1/15/21 ●	1,200,000	1,202,448
American Express Credit
Account Master Trust
Series 2017-2 A 2.523%
(LIBOR01M + 0.45%)
9/16/24 ●	1,635,000	1,649,457
Series 2017-5 A 2.453%
(LIBOR01M + 0.38%)
2/18/25 ●	620,000	622,406
Series 2017-8 A 2.193%
(LIBOR01M + 0.12%, Floor
0.12%) 5/16/22 ●	760,000	759,849
Series 2018-5 A 2.413%
(LIBOR01M + 0.34%)
12/15/25 ●	1,030,000	1,032,370
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
3.126% (LIBOR01M +
1.04%, Floor 0.69%)
1/25/34 ●	243,237	243,704
Argent Securities Trust
Series 2006-M1 A2C
2.241% (LIBOR01M +
0.15%, Floor 0.15%)
7/25/36 ●	1,309,978	533,417
Series 2006-W4 A2C
2.251% (LIBOR01M +
0.16%, Floor 0.16%)
5/25/36 ●	682,655	255,594
Avis Budget Rental Car
Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	565,000	562,488
Barclays Dryrock Issuance
Trust
Series 2017-1 A 2.403%
(LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	1,220,000	1,221,808
Bayview Opportunity Master
Fund IIIa Trust
Series 2017-RN8 A1 144A
3.352% 11/28/32 #	196,364	195,385

32 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
3.096% (LIBOR01M +
1.01%, Floor 0.67%)
6/25/35 ●	2,000,000	$2,000,388
Series 2007-HE2 1A2
2.261% (LIBOR01M +
0.17%, Floor 0.17%)
3/25/37 ●	282,750	354,241
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.859% 10/25/36 ●	192,251	141,622
BMW Floorplan Master
Owner Trust
Series 2018-1 A2 144A
2.35% (LIBOR01M +
0.32%) 5/15/23 #●	500,000	499,999
BMW Vehicle Lease Trust
Series 2017-2 A2B 2.264%
(LIBOR01M + 0.18%)
2/20/20 ●	810,341	810,486
Business Jet Securities
Series 2018-2 A 144A
4.447% 6/15/33 #	1,000,000	999,983
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	811	822
Chase Issuance Trust
Series 2014-A5 A5
2.443% (LIBOR01M +
0.37%, Floor 0.37%)
4/15/21 ●	500,000	500,849
Series 2016-A3 2.623%
(LIBOR01M + 0.55%, Floor
0.55%) 6/15/23 ●	500,000	505,212
Series 2017-A1 A 2.373%
(LIBOR01M + 0.30%)
1/18/22 ●	1,370,000	1,373,129
Series 2018-A1 A1
2.273% (LIBOR01M +
0.20%) 4/17/23 ●	185,000	184,945
Citibank Credit Card Issuance
Trust
Series 2016-A3 A3
2.515% (LIBOR01M +
0.49%) 12/7/23 ●	500,000	503,673
Series 2017-A5 A5
2.704% (LIBOR01M +
0.62%, Floor 0.62%)
4/22/26 ●	1,195,000	1,210,750
Series 2017-A7 A7 2.40%
(LIBOR01M + 0.37%)
8/8/24 ●	500,000	500,871
Series 2018-A2 A2
2.414% (LIBOR01M +
0.33%) 1/21/25 ●	515,000	515,462
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.351% 11/25/36 ●	900,000	927,162
Countrywide Asset-Backed
Certificates
Series 2004-3 2A 2.491%
(LIBOR01M + 0.40%, Floor
0.20%) 8/25/34 ●	54,618	53,540
Series 2005-AB2 2A3
2.861% (LIBOR01M +
0.77%, Floor 0.39%)
11/25/35 ●	9,333	9,336
Series 2006-1 AF6
4.788% 7/25/36 ●	326,397	329,018
Series 2006-26 2A4
2.311% (LIBOR01M +
0.22%, Floor 0.22%)
6/25/37 ●	2,000,000	1,903,050
Series 2007-6 2A4
2.401% (LIBOR01M +
0.31%, Floor 0.31%)
9/25/37 ●	1,000,000	704,203
CSMC
Series 2017-1A-A
4.50% 3/1/21	181,260	182,455
CWABS Asset-Backed
Certificates Trust
Series 2005-3 MV7
4.041% (LIBOR01M +
1.95%, Floor 1.30%)
8/25/35 ●	4,200,000	4,193,657
Series 2005-7 MV3
2.671% (LIBOR01M +
0.58%, Floor 0.58%)
11/25/35 ●	277,272	276,790
Series 2006-11 1AF6
4.369% 9/25/46 ●	215,005	207,691
Series 2006-17 2A2
2.241% (LIBOR01M +
0.15%, Floor 0.15%)
3/25/47 ●	1,881,938	1,838,227

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note
Trust
Series 2014-A1 A1
2.503% (LIBOR01M +
0.43%, Floor 0.43%)
7/15/21 ●	1,190,000	$1,191,993
Series 2017-A1 A1
2.563% (LIBOR01M +
0.49%) 7/15/24 ●	1,205,000	1,214,741
Series 2017-A3 A3
2.303% (LIBOR01M +
0.23%) 10/17/22 ●	3,940,000	3,943,116
Series 2017-A5 A5
2.673% (LIBOR01M +
0.60%) 12/15/26 ●	1,820,000	1,838,695
Series 2017-A7 A7
2.433% (LIBOR01M +
0.36%) 4/15/25 ●	2,625,000	2,632,029
Series 2018-A3 A3
2.328% (LIBOR01M +
0.23%) 12/15/23 ●	560,000	559,665
EquiFirst Mortgage Loan Trust
Series 2004-2 M7 5.091%
(LIBOR01M + 3.00%, Floor
2.00%) 10/25/34 ●	662,361	666,922
Ford Credit Auto Lease Trust
Series 2017-B A2B
2.233% (LIBOR01M +
0.16%) 6/15/20 ●	869,817	869,487
Ford Credit Auto Owner Trust
Series 2018-1 A 144A
3.19% 7/15/31 #	840,000	826,343
Golden Credit Card Trust
Series 2014-2A A 144A
2.523% (LIBOR01M +
0.45%) 3/15/21 #●	420,000	420,834
GSAMP Trust
Series 2006-FM3 A2D
2.321% (LIBOR01M +
0.23%, Floor 0.23%)
11/25/36 ●	1,074,993	674,652
Series 2007-SEA1 A 144A
2.391% (LIBOR01M +
0.30%, Floor 0.30%)
12/25/36 #●	958,132	925,443
Hertz Vehicle Financing
Series 2018-2A A 144A
3.65% 6/27/22 #	100,000	100,000
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	999,000	975,174
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
2.331% (LIBOR01M +
0.24%, Floor 0.24%)
4/25/37 ●	1,558,855	1,167,015
HSI Asset Securitization Trust
Series 2006-HE1 2A1
2.141% (LIBOR01M +
0.05%, Floor 0.05%)
10/25/36 ●	31,967	16,285
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
2.331% (LIBOR01M +
0.24%, Floor 0.24%)
8/25/36 ●	500,000	451,576
Long Beach Mortgage Loan
Trust
Series 2006-1 2A4
2.391% (LIBOR01M +
0.30%, Floor 0.30%)
2/25/36 ●	3,390,315	2,860,060
Series 2006-7 1A 2.246%
(LIBOR01M + 0.16%, Floor
0.16%) 8/25/36 ●	3,185,641	2,140,516
Mercedes-Benz Master Owner
Trust
Series 2016-BA A 144A
2.773% (LIBOR01M +
0.70%, Floor 0.75%)
5/17/21 #●	1,021,000	1,025,852
Series 2018-BA A 144A
2.274% (LIBOR01M +
0.34%) 5/15/23 #●	600,000	600,297
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
2.381% (LIBOR01M +
0.29%, Floor 0.29%)
8/25/36 ●	1,216,804	1,217,032
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
2.241% (LIBOR01M +
0.15%, Floor 0.15%)
11/25/36 ●	5,377,163	3,679,478
Series 2007-HE5 A2D
2.431% (LIBOR01M +
0.34%, Floor 0.34%)
3/25/37 ●	3,626,093	2,016,557

34 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
3.441% (LIBOR01M +
1.35%) 9/27/21 #●	525,000	$526,298
New Century Home Equity
Loan Trust
Series 2005-1 M2 2.811%
(LIBOR01M + 0.72%, Cap
12.50%, Floor 0.48%)
3/25/35 ●	233,599	223,808
New Residential Mortgage
Loan Trust
Series 2018-RPL1 A1 144A
3.50% 12/25/57 #●	416,952	414,373
Option One Mortgage Loan
Trust
Series 2005-1 M1 2.871%
(LIBOR01M + 0.78%, Floor
0.52%) 2/25/35 ●	2,155,252	2,085,204
Series 2007-4 2A4
2.401% (LIBOR01M +
0.31%, Floor 0.31%)
4/25/37 ●	6,854,504	4,353,779
PFS Financing
Series 2018-A A 144A
2.319% (LIBOR01M +
0.40%) 2/15/22 #●	445,000	444,581
PSNH Funding
Series 2018-1 A3
3.814% 2/1/35	705,000	710,756
RAAC Trust
Series 2005-SP2 2A
2.391% (LIBOR01M +
0.30%, Cap 14.00%, Floor
0.30%) 6/25/44 ●	466,780	421,166
RAMP Trust
Series 2007-RZ1 A2
2.251% (LIBOR01M +
0.16%, Cap 14.00%, Floor
0.16%) 2/25/37 ●	399,892	396,735
Rise
Series 2014-1 A
4.75% 2/15/39 ●	1,681,500	1,668,015
Sofi Consumer Loan Program
Series 2017-3 A 144A
2.77% 5/25/26 #	1,330,888	1,320,248
Series 2018-1 A1 144A
2.55% 2/25/27 #	1,053,387	1,048,601
Sofi Professional Loan
Program
Series 2016-F A2 144A
3.02% 2/25/40 #	464,634	454,166
Soundview Home Loan Trust
Series 2006-WF2 A1
2.221% (LIBOR01M +
0.13%, Floor 0.13%)
12/25/36 ●	272,258	271,589
SpringCastle America Funding
Series 2016-AA A 144A
3.05% 4/25/29 #	2,527,762	2,518,518
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
3.471% (LIBOR01M +
1.38%, Floor 0.92%)
4/25/33 ●	15,778	15,472
Structured Asset Securities
Mortgage Loan Trust
Series 2006-BC1 A6
2.361% (LIBOR01M +
0.27%, Floor 0.27%)
3/25/36 ●	1,800,000	1,613,447
Towd Point Mortgage Trust
Series 2017-1 A1 144A
2.75% 10/25/56 #●	317,975	311,312
Series 2017-2 A1 144A
2.75% 4/25/57 #●	168,096	165,341
Series 2017-4 M1 144A
3.25% 6/25/57 #●	615,000	580,847
Series 2018-1 A1 144A
3.00% 1/25/58 #●	291,136	286,663
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	680,000	673,002
VOLT LIX
Series 2017-NPL6 A1 144A
3.25% 5/25/47 #~	52,434	52,049
VOLT LVIII
Series 2017-NPL5 A1 144A
3.375% 5/28/47 #~	174,617	174,325
VOLT LX
Series 2017-NPL7 A1 144A
3.25% 6/25/47 #~	165,976	165,050
VOLT LXI
Series 2017-NPL8 A1 144A
3.125% 6/25/47 #~	52,041	51,678
VOLT LXIII
Series 2017-NP10 A1
144A 3.00% 10/25/47 #~	400,488	396,311
VOLT XL
Series 2015-NP14 A1
144A
4.375% 11/27/45 #~	50,957	51,357

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Volvo Financial Equipment
Master Owner Trust
Series 2017-A A 144A
2.573% (LIBOR01M +
0.50%) 11/15/22 #●	1,075,000	$1,077,010
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	477,600	464,476
Total Non-Agency Asset-Backed
Securities
(cost $81,198,075)		84,211,794

Non-Agency Collateralized Mortgage Obligations – 1.61%
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37 ●	1,312,660	1,039,988
ARM Mortgage Trust
Series 2004-5 3A1
3.924% 4/25/35 ●	511,296	516,469
Series 2005-10 3A31
3.369% 1/25/36 ●	225,246	213,728
Series 2006-2 1A4
3.99% 5/25/36 ●	866,130	803,797
Banc of America Funding Trust
Series 2005-E 7A1 2.325%
(COF 11 + 1.43%, Floor
1.43%) 6/20/35 ●	183,237	153,304
Series 2006-I 1A1
3.777% 12/20/36 ●	288,893	295,718
Banc of America Mortgage
Trust
Series 2003-D 2A1
4.436% 5/25/33 ●	243,647	247,468
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	24,632	23,273
Bear Stearns ARM Trust
Series 2003-5 2A1
3.849% 8/25/33 ●	45,640	45,730
Chase Mortgage Finance Trust
Series 2005-A1 3A1
3.396% 12/25/35 ●	115,832	111,309
CHL Mortgage Pass Through
Trust
Series 2007-4 1A1 6.00%
5/25/37 ◆	1,176,129	946,798
Civic Mortgage
Series 2018-1 A1 144A
3.892% 6/25/22 #	1,003,350	1,003,118
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #	1,351,083	1,263,395
Series 2007-1 5A14
6.00% 2/25/37	258,040	226,921
Series 2007-3 4A6
2.341% (LIBOR01M +
0.25%, Cap 7.00%, Floor
0.25%) 4/25/37 ●	225,440	193,230
Series 2007-3 4A12
4.659% (6.75% minus
US0001M, Cap 6.75%)
4/25/37 ∑●	225,440	26,383
Series 2007-3 4A15
5.50% 4/25/37	100,102	99,076
Flagstar Mortgage Trust
Series 2018-1 A5 144A
3.50% 3/25/48 #●	612,650	604,561
Galton Funding Mortgage
Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	477,188	476,751
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36	44,136	43,701
GSR Mortgage Loan Trust
Series 2007-AR1 2A1
3.584% 3/25/47 ●	878,840	804,948
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.785% 10/25/36 ●	530,494	492,804
Series 2006-A7 2A2
3.613% 1/25/37 ●	99,391	94,062
Series 2007-A1 6A1
3.853% 7/25/35 ●	156,179	156,853
Series 2014-2 B1 144A
3.419% 6/25/29 #●	69,058	67,983
Series 2014-2 B2 144A
3.419% 6/25/29 #●	69,058	67,554
Series 2015-1 B1 144A
2.91% 12/25/44 #●	646,964	644,808
Series 2015-4 B1 144A
3.624% 6/25/45 #●	796,532	777,768
Series 2015-4 B2 144A
3.624% 6/25/45 #●	340,438	325,877
Series 2015-5 B2 144A
2.972% 5/25/45 #●	623,063	613,329
Series 2015-6 B1 144A
3.614% 10/25/45 #●	343,187	337,117
Series 2015-6 B2 144A
3.614% 10/25/45 #●	333,912	325,547

36 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A
3.902% 10/25/46 #●		239,818	$237,299
Series 2016-4 B2 144A
3.902% 10/25/46 #●		407,691	401,058
Series 2017-1 B2 144A
3.551% 1/25/47 #●		713,958	685,096
Series 2017-2 A3 144A
3.50% 5/25/47 #●		327,170	320,832
Series 2017-6 B1 144A
3.854% 12/25/48 #=●		465,508	454,349
Series 2018-3 A5 144A
3.50% 9/25/48 #●		1,410,129	1,392,393
Series 2018-4 A15 144A
3.50% 10/25/48 #●		762,796	759,134
Series 2018-6 1A4 144A
3.50% 12/25/48 #●		490,000	486,666
Series 2018-7FRB A2 144A
2.841% (LIBOR01M +
0.75%) 4/25/46 #=●		625,000	625,375
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		1,761,793	1,304,110
Ludgate Funding
Series 2006-1X A2A
0.807% (BP0003M +
0.19%) 12/1/60 ●	GBP	1,608,164	2,058,776
Series 2008-W1X A1
1.274% (BP0003M +
0.60%) 1/1/61 ●	GBP	709,472	919,250
Mansard Mortgages Parent
Series 2007-1X A2 0.965%
(BP0003M + 0.18%)
4/15/47 ●	GBP	765,326	977,418
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		2,384	2,532
Series 2004-5 6A1
7.00% 6/25/34		36,337	37,915
MASTR ARM Trust
Series 2004-4 4A1
3.798% 5/25/34 ●		82,550	82,219
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
3.679% 2/25/34 ●		5,791	5,811
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		368,903	369,645
Reperforming Loan REMIC
Trust
Series 2006-R1 AF1 144A
2.431% (LIBOR01M +
0.34%, Cap 9.50%, Floor
0.34%) 1/25/36 #●		1,271,316	1,247,039
RFMSI Trust
Series 2004-S9 2A1
4.75% 12/25/19		23,377	23,391
Sequoia Mortgage Trust
Series 2004-5 A3 3.059%
(LIBOR06M + 0.56%, Cap
11.50%, Floor 0.28%)
6/20/34 ●		193,358	185,994
Series 2007-1 4A1
3.798% 9/20/46 ●		624,020	517,705
Series 2015-1 B2 144A
3.875% 1/25/45 #●		362,887	362,637
Series 2017-4 A1 144A
3.50% 7/25/47 #●		348,234	342,140
Series 2018-5 A4 144A
3.50% 5/25/48 #●		623,146	616,680
Structured ARM Loan Trust
Series 2006-1 7A4
3.627% 2/25/36 ●		460,203	433,657
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
2.335% (LIBOR01M +
0.25%, Cap 11.00%, Floor
0.25%) 7/19/35 ●		381,196	372,168
Thrones
Series 2013-1 A 2.254%
(BP0003M + 1.50%)
7/20/44 ●	GBP	985,636	1,301,853
TORRENS
Series 2010-2 A4 3.02%
(BBSW1M + 1.10%)
9/14/41 ●	AUD	1,086,400	804,932
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR16 1A3
3.398% 12/25/35 ◆●		462,754	464,310
Series 2007-HY1 3A3
3.389% 2/25/37 ◆●		254,266	246,266
Series 2007-HY7 4A1
3.565% 7/25/37 ◆●		526,177	486,908

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage
Pass Through Certificates
Trust
Series 2005-1 5A2 6.00%
3/25/35 ◆	19,309	$4,195
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
3.812% 2/25/34 ●	115,004	117,884
Series 2006-2 3A1
5.75% 3/25/36	44,610	43,532
Series 2006-3 A11
5.50% 3/25/36	78,092	79,771
Series 2006-6 1A3
5.75% 5/25/36	35,607	35,117
Series 2006-AR5 2A1
4.181% 4/25/36 ●	41,128	39,040
Series 2006-AR11 A6
3.863% 8/25/36 ●	452,771	434,243
Series 2006-AR17 A1
3.64% 10/25/36 ●	265,100	258,947
Series 2007-10 1A36
6.00% 7/25/37	202,444	201,835
Total Non-Agency
Collateralized Mortgage
Obligations (cost $33,865,479)		32,783,490

Non-Agency Commercial Mortgage-Backed Securities – 3.24%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 C
4.352% 2/15/50 ●	325,000	318,424
BANK
Series 2017-BNK5 A5
3.39% 6/15/60	1,430,000	1,392,969
Series 2017-BNK5 B
3.896% 6/15/60 ●	605,000	593,525
Series 2017-BNK7 A5
3.435% 9/15/60	715,000	702,135
Series 2017-BNK7 B
3.949% 9/15/60	1,085,000	1,068,093
Series 2017-BNK8 A4
3.488% 11/15/50	515,000	504,904
BBCMS Trust
Series 2015-STP A 144A
3.323% 9/10/28 #	3,668,815	3,670,753
BENCHMARK Mortgage Trust
Series 2018-B1 A5
3.666% 1/15/51 ●	110,000	109,615
BX Trust
Series 2017-APPL A 144A
2.953% (LIBOR01M +
0.88%, Floor 0.88%)
7/15/34 #●	542,624	542,623
Caesars Palace Las Vegas
Trust
Series 2017-VICI A 144A
3.531% 10/15/34 #	650,000	651,568
CD Mortgage Trust
Series 2016-CD2 A4
3.526% 11/10/49 ●	620,000	613,993
Series 2017-CD6 B
3.911% 11/13/50 ●	440,000	434,121
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	1,100,000	1,102,183
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	785,000	788,239
Series 2015-GC27 A5
3.137% 2/10/48	2,000,000	1,948,143
Series 2016-P3 A4
3.329% 4/15/49	1,305,000	1,277,944
Series 2017-C4 A4
3.471% 10/12/50	635,000	621,612
Series 2018-C5 A4
4.228% 6/10/51	3,200,000	3,315,040
COMM Mortgage Trust
Series 2013-WWP A2
144A 3.424% 3/10/31 #	1,100,000	1,107,438
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,243,496
Series 2015-3BP A 144A
3.178% 2/10/35 #	605,000	588,595
Series 2015-CR23 A4
3.497% 5/10/48	780,000	774,624
Commercial Mortgage Pass
Through Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ◆	1,295,000	1,297,299
DBJPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	1,970,000	1,920,625
Series 2016-C3 A5
2.89% 9/10/49	945,000	891,567
DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.884% 11/10/46 #●	855,000	894,116
38 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GRACE Mortgage Trust
Series 2014-GRCE B 144A
3.52% 6/10/28 #		1,455,000	$1,451,452
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●		375,000	383,587
Series 2016-RENT A 144A
3.203% 2/10/29 #		2,300,000	2,296,112
Series 2017-GS5 A4
3.674% 3/10/50		1,205,000	1,200,659
Series 2017-GS6 A3
3.433% 5/10/50		1,935,000	1,891,473
Series 2017-GS6 XA
1.196% 5/10/50 ●		21,944,831	1,667,173
Series 2018-GS9 A4
3.992% 3/10/51 ●		560,000	569,256
JPMBB Commercial Mortgage
Securities Trust
Series 2015-C31 A3
3.801% 8/15/48		4,250,000	4,294,517
Series 2015-C33 A4
3.77% 12/15/48		570,000	574,257
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		1,640,000	1,577,976
Series 2016-C4 A3
3.141% 12/15/49		1,065,000	1,020,881
Series 2017-C7 A5
3.409% 10/15/50		1,395,000	1,358,773
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.718% 8/12/37 ●		230,000	237,837
Series 2013-LC11 B
3.499% 4/15/46		355,000	347,336
Series 2016-JP2 AS
3.056% 8/15/49		1,250,000	1,174,811
Series 2016-JP3 B
3.397% 8/15/49 ●		1,550,000	1,469,990
Series 2016-WIKI A 144A
2.798% 10/5/31 #		705,000	690,235
Series 2016-WIKI B 144A
3.201% 10/5/31 #		690,000	676,634
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		642,514	486,808
Morgan Stanley Bank of
	America Merrill Lynch Trust
Series 2015-C26 A5
3.531% 10/15/48		820,000	813,750
Series 2015-C27 ASB
3.557% 12/15/47		2,200,000	2,220,124
Series 2016-C29 A4
3.325% 5/15/49		795,000	773,645
Morgan Stanley Capital I Trust
	Series 2014-CPT AM 144A
3.516% 7/13/29 #●		2,200,000	2,195,635
Series 2016-BNK2 A4
3.049% 11/15/49		2,066,000	1,966,524
UBS Commercial Mortgage
Trust
Series 2018-C9 A4
4.117% 3/15/51 ●		970,000	992,183
UBS-Barclays Commercial
Mortgage Trust
	Series 2013-C5 B 144A
3.649% 3/10/46 #●		480,000	474,438
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		275,000	271,929
Series 2015-C30 XA
1.092% 9/15/58 ●		6,335,112	334,419
Series 2015-NXS3 A4
3.617% 9/15/57		510,000	509,499
Series 2016-BNK1 A3
2.652% 8/15/49		1,220,000	1,133,734
Series 2017-C38 A5
3.453% 7/15/50		905,000	885,001
Series 2017-RB1 XA
1.44% 3/15/50 ●		8,493,950	739,071
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $68,741,030)			66,053,363

Regional Bonds – 0.49%Δ
Argentina – 0.05%
Provincia de Cordoba
	144A 7.125% 8/1/27 #	675,000	554,344
144A 7.45% 9/1/24 #		395,000	355,662
			910,006
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	404,900	325,267

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Regional BondsΔ (continued)
Australia (continued)
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	446,000	$322,491
144A 3.25% 7/21/28 #	AUD	495,000	371,262
			1,019,020
Canada – 0.15%
Province of New Brunswick
2.50% 12/12/22		300,000	292,009
Province of Ontario
2.60% 6/2/27	CAD	203,000	151,860
3.45% 6/2/45	CAD	551,000	452,917
Province of Quebec
1.65% 3/3/22	CAD	419,000	311,660
2.75% 4/12/27		1,805,000	1,738,294
6.00% 10/1/29	CAD	155,000	153,123
			3,099,863
Finland – 0.02%
Municipality Finance 144A
2.533% (LIBOR03M +
0.17%) 2/7/20 #●		485,000	486,261
			486,261
Japan – 0.04%
Japan Finance Organization
For Municipalities
2.125% 3/6/19		900,000	896,415
			896,415
Spain – 0.18%
Autonomous Community of
Catalonia
4.90% 9/15/21	EUR	1,800,000	2,290,803
4.95% 2/11/20	EUR	1,100,000	1,359,605
			3,650,408
Total Regional Bonds
(cost $10,344,735)			10,061,973

Loan Agreements – 5.65%
Acrisure Tranche B 1st Lien
6.609% (LIBOR03M +
4.25%) 11/22/23 ●		900,464	902,940
AI Ladder Luxembourg Subco
Tranche B 1st Lien 6.59%
(LIBOR03M + 4.50%)
5/4/25 ●		262,000	262,000
Air Medical Group Holdings
Tranche B 1st Lien 5.28%
(LIBOR03M + 3.25%)
4/28/22 ●		701,313	682,027
Albertson’s Tranche B4 1st
Lien 4.844% (LIBOR03M +
2.75%) 8/25/21 ●		1,027,969	1,018,734
Alpha 3 Tranche B1 1st Lien
5.334% (LIBOR03M +
3.00%) 1/31/24 ●		358,500	359,844
Altice France Tranche B11 1st
Lien 4.844% (LIBOR03M +
2.75%) 7/18/25 ●		1,400,850	1,378,670
Altice France Tranche B12 1st
Lien 5.348% (LIBOR03M +
3.00%) 1/31/26 ●		635,448	626,313
American Airlines Tranche B
1st Lien 4.073%
(LIBOR03M + 2.00%)
12/14/23 ●		1,228,083	1,217,338
Applied Systems 2nd Lien
9.334% (LIBOR03M +
7.00%) 9/19/25 ●		765,000	791,456
Aramark Services Tranche B3
1st Lien 4.084%
(LIBOR03M + 1.75%)
3/11/25 ●		384,038	384,278
AssuredPartners Tranche B 1st
Lien 5.344% (LIBOR03M +
3.25%) 10/22/24 ●		1,159,089	1,156,481
ATI Holdings Acquisition
Tranche B 1st Lien 5.546%
(LIBOR03M + 3.50%)
5/10/23 ●		848,228	849,156
ATS Consolidated Tranche B
1st Lien 5.844%
(LIBOR03M + 3.75%)
2/28/25 ●		591,038	592,884
Avis Budget Car Rental
Tranche B 1st Lien 4.34%
(LIBOR03M + 2.00%)
2/13/25 ●		557,200	558,245
Banff Merger Sub Tranche B
1st Lien 6.59% (LIBOR03M
+ 4.25%) 6/28/25 ●		700,000	696,177
Blue Ribbon 1st Lien 6.085%
(LIBOR03M + 4.00%)
11/13/21 ●		946,558	935,909
Bombardier Recreational
Products Tranche B 1st Lien
4.09% (LIBOR03M +
2.00%) 5/7/25 ●		890,000	884,437
Builders FirstSource 1st Lien
5.334% (LIBOR03M +
3.00%) 2/29/24 ●		1,993,677	1,997,058

40 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
BWAY Tranche B 1st Lien
5.587% (LIBOR03M +
3.25%) 4/3/24 ●	975,150	$977,284
Calpine Construction Finance
1st Lien 4.594%
(LIBOR03M + 2.50%)
1/15/25 ●	252,721	252,037
Casablanca US Holdings
Tranche B 1st Lien 6.099%
(LIBOR03M + 4.00%)
3/1/24 ●	753,113	753,113
CenturyLink Tranche B 1st
Lien 4.844% (LIBOR03M +
2.75%) 1/31/25 ●	845,750	829,741
CH Hold 2nd Lien 9.344%
(LIBOR03M + 7.25%)
2/1/25 ●	161,000	163,616
Change Healthcare Holdings
Tranche B 1st Lien 4.844%
(LIBOR03M + 2.75%)
3/1/24 ●	1,189,832	1,187,377
Charter Communications
Operating Tranche B 1st
Lien 4.10% (LIBOR03M +
2.00%) 4/30/25 ●	716,400	716,563
Chemours Tranche B2 1st Lien
3.74% (LIBOR03M +
1.75%) 4/3/25 ●	1,539,768	1,526,295
Chesapeake Energy 1st Lien
9.594% (LIBOR03M +
7.50%) 8/23/21 ●	1,345,000	1,409,728
CityCenter Holdings Tranche B
1st Lien 4.344%
(LIBOR03M + 2.25%)
4/18/24 ●	1,027,786	1,024,039
Community Health Systems
Tranche G 1st Lien 5.307%
(LIBOR03M + 3.00%)
12/31/19 ●	434,405	433,346
Community Health Systems
Tranche H 1st Lien 5.557%
(LIBOR03M + 3.25%)
1/27/21 ●	214,762	209,952
Constellis Holdings 1st Lien
7.334% (LIBOR03M +
5.00%) 4/21/24 ●	335,340	337,226
Constellis Holdings 2nd Lien
11.334% (LIBOR03M +
9.00%) 4/21/25 ●	127,000	128,217
Core & Main Tranche B 1st
Lien 5.211% (LIBOR03M +
3.00%) 8/1/24 ●	553,609	555,916
Crown Americas Tranche B 1st
Lien 4.312% (LIBOR03M +
2.00%) 1/29/25 ●	870,000	872,235
CSC Holdings 1st Lien
4.323% (LIBOR03M +
2.25%) 7/17/25 ●	425,700	423,142
CSC Holdings Tranche B 1st
Lien 4.573% (LIBOR03M +
2.50%) 1/25/26 ●	295,000	294,521
Dakota Holdings Tranche B
1st Lien 5.584%
(LIBOR03M + 3.25%)
2/13/25 ●	126,900	126,583
DaVita Tranche B 1st Lien
4.844% (LIBOR03M +
2.75%) 6/24/21 ●	122,876	123,348
Deck Chassis Acquisition 2nd
Lien 8.094% (LIBOR03M +
6.00%) 6/15/23 ●	60,000	60,675
Delek US Holdings Tranche B
1st Lien 4.594%
(LIBOR03M + 2.50%)
3/30/25 ●	334,163	333,327
DG Investment Intermediate
Holdings 2 1st Lien
5.094% (LIBOR03M +
3.00%) 1/29/25 ●	280,542	278,789
DG Investment Intermediate
Holdings 2 Tranche DD 1st
Lien 5.094% (LIBOR03M +
3.00%) 1/29/25 ●	54,194	53,855
Digicel International Finance
Tranche B 1st Lien 5.61%
(LIBOR03M + 3.25%)
5/10/24 ●	936,254	902,315
Energy Transfer Equity Tranche
B 1st Lien 4.091%
(LIBOR03M + 2.00%)
2/2/24 ●	390,000	387,136
ESH Hospitality Tranche B 1st
Lien 4.094% (LIBOR03M +
2.00%) 8/30/23 ●	647,118	645,230
ExamWorks Group Tranche B1
1st Lien 5.344%
(LIBOR03M + 3.25%)
7/27/23 ●	1,033,272	1,036,016
First Data 1st Lien 4.091%
(LIBOR03M + 2.00%)
7/10/22 ●	634,678	631,663
First Data Tranche 1st Lien
4.091% (LIBOR03M +
2.00%) 4/26/24 ●	2,604,227	2,591,857

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
First Eagle Holdings Tranche B
1st Lien 5.334%
(LIBOR03M + 3.00%)
12/1/22 ●	800,543	$806,147
Flex Acquisition 1st Lien
5.337% (LIBOR03M +
3.00%) 12/29/23 ●	430,650	429,920
Flying Fortress Holdings
Tranche B 1st Lien 4.084%
(LIBOR03M + 1.75%)
10/30/22 ●	496,000	497,550
Frontier Communications
Tranche A-DD 1st Lien
4.844% (LIBOR03M +
2.75%) 3/31/21 ●	250,000	246,719
Frontier Communications
Tranche B1 1st Lien 5.85%
(LIBOR03M + 3.75%)
6/15/24 ●	455,728	453,876
Gardner Denver Tranche B1
1st Lien 4.844%
(LIBOR03M + 2.75%)
7/30/24 ●	1,378,296	1,382,086
Gates Global Tranche B2 1st
Lien 5.084% (LIBOR03M +
2.75%) 3/31/24 ●	715,212	715,957
Genoa Healthcare 1st Lien
5.344% (LIBOR03M +
3.25%) 10/28/23 ●	948,185	950,358
Gentiva Health Services 1st
Lien 5.461% (LIBOR03M +
3.75%) 7/2/25 ●	163,077	163,485
Gentiva Health Services
Tranche DD 1st Lien
5.461% (LIBOR03M +
3.75%) 7/2/25 ●	101,923	102,178
GEO Group Tranche B 1st Lien
4.10% (LIBOR03M +
2.00%) 3/23/24 ●	369,066	368,028
Gopher Resource 1st Lien
5.344% (LIBOR03M +
3.25%) 2/9/25 ●	331,613	332,856
Gray Television Tranche B2 1st
Lien 4.251% (LIBOR03M +
2.25%) 2/7/24 ●	616,869	615,712
Greeneden US Holdings II
Tranche B3 1st Lien
5.834% (LIBOR03M +
3.50%) 12/1/23 ●	1,019,553	1,021,889
Greenhill & Co. Tranche B 1st
Lien 5.797% (LIBOR03M +
3.75%) 10/12/22 ●	324,835	327,678
GVC Holdings Tranche B2 1st
Lien 4.602% (LIBOR03M +
2.50%) 3/16/24 ●	830,918	831,610
HCA Tranche B10 1st Lien
4.094% (LIBOR03M +
2.00%) 3/13/25 ●	1,572,438	1,579,120
HCA Tranche B11 1st Lien
3.844% (LIBOR03M +
1.75%) 3/18/23 ●	222,314	222,782
Hearthside Group Holdings
1st Lien 5.091%
(LIBOR03M + 3.00%)
5/25/25 ●	542,000	538,048
Heartland Dental 1st Lien
5.844% (LIBOR03M +
3.75%) 4/30/25 ●	825,217	822,639
Heartland Dental Tranche DD
1st Lien 1.875%
(LIBOR03M) 4/30/25 ●	123,783	123,396
Hilton Worldwide Finance
Tranche B2 1st Lien
3.841% (LIBOR03M +
1.75%) 10/25/23 ●	2,045,208	2,046,380
Hoya Midco Tranche B 1st
Lien 5.594% (LIBOR03M +
3.50%) 6/30/24 ●	702,900	714,908
HUB International Tranche B
1st Lien 5.36% (LIBOR03M
+ 3.00%) 4/25/25 ●	1,050,000	1,044,493
HVSC Merger Sub 2nd Lien
10.347% (LIBOR03M +
8.25%) 10/26/25 ●	260,000	261,950
HVSC Merger Sub Tranche B
1st Lien 6.094%
(LIBOR03M + 4.00%)
10/20/24 ●	492,525	496,424
Hyperion Insurance Group
Tranche B 1st Lien 5.625%
(LIBOR03M + 3.50%)
12/20/24 ●	1,281,560	1,285,084
INEOS US Finance Tranche B
1st Lien 4.094%
(LIBOR03M + 2.00%)
3/31/24 ●	955,200	953,153
IQVIA Tranche B3 1st Lien
4.084% (LIBOR03M +
1.75%) 6/8/25 ●	555,000	556,966
Iron Mountain Tranche B
3.844% (LIBOR03M +
1.75%) 1/2/26 ●	1,586,025	1,554,305

42 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
JBS USA Tranche B 1st Lien
Loan 4.678% (LIBOR03M
+ 2.178%) 10/30/22 ●	175,000	$174,253
Loan 4.835% (LIBOR03M
+ 2.50%) 10/30/22 ●	1,058,538	1,054,017
Jeld-Wen Tranche B4 1st Lien
4.334% (LIBOR03M +
2.00%) 12/14/24 ●	555,205	553,904
Kraton Polymers Tranche B 1st
Lien 4.401% (LIBOR03M +
2.50%) 3/8/25 ●	349,765	349,765
Kronos 2nd Lien 10.608%
(LIBOR03M + 8.25%)
11/1/24 ●	85,000	88,081
Kronos Tranche B 1st Lien
5.358% (LIBOR03M +
3.00%) 11/1/23 ●	533,274	533,213
Lamar Media Tranche B 1st
Lien 3.875% (LIBOR03M +
1.75%) 3/16/25 ●	498,750	498,750
Las Vegas Sands Tranche B 1st
Lien 3.73% (LIBOR03M +
1.75%) 3/27/25 ●	195,490	194,402
Lucid Energy Group II
Borrower 1st Lien 5.085%
(LIBOR03M + 3.00%)
2/18/25 ●	927,675	920,717
LUX HOLDCO III 1st Lien
5.099% (LIBOR03M +
3.00%) 3/28/25 ●	222,600	222,739
Marketo Tranche B 1st Lien
5.613% (LIBOR03M +
3.25%) 2/7/25 ●	112,000	111,207
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien 4.094%
(LIBOR03M + 2.00%)
3/25/25 ●	801,438	801,605
Microchip Technology 1st Lien
4.10% (LIBOR03M +
2.00%) 5/29/25 ●	890,000	892,225
MPH Acquisition Holdings
Tranche B 1st Lien 5.084%
(LIBOR03M + 2.75%)
6/7/23 ●	1,493,784	1,488,066
NCI Building Systems Tranche
B 1st Lien 4.094%
(LIBOR03M + 2.00%)
2/8/25 ●	862,838	860,950
NFP Tranche B 1st Lien
5.094% (LIBOR03M +
3.00%) 1/8/24 ●	901,185	896,679
Nielsen Finance Tranche B4
1st Lien 4.046%
(LIBOR03M + 2.00%)
10/4/23 ●	807,960	808,364
OCI Partners 1st Lien 6.334%
(LIBOR03M + 4.00%)
3/13/25 ●	165,000	166,031
ON Semiconductor Tranche B
1st Lien 3.844%
(LIBOR03M + 1.75%)
3/31/23 ●	842,377	842,961
Panda Hummel Tranche B1
1st Lien 8.094%
(LIBOR03M + 6.00%)
10/27/22 ●	169,000	165,479
Panda Stonewall Tranche B1
1st Lien 7.834%
(LIBOR03M + 5.50%)
11/13/21 =●	290,314	287,411
Penn National Gaming
Tranche B 1st Lien 4.594%
(LIBOR03M + 2.50%)
1/19/24 ●	731,588	734,788
PharMerica Tranche B 2nd
Lien 9.796% (LIBOR03M +
7.75%) 12/7/25 ●	280,000	279,650
Phoenix Services Merger Sub
Tranche B 1st Lien 5.751%
(LIBOR03M + 3.75%)
3/1/25 ●	334,163	336,460
Pisces Midco Tranche B 1st
Lien 6.089% (LIBOR03M +
3.75%) 4/12/25 ●	487,000	487,152
Plastipak Holdings Tranche B
1st Lien 4.60% (LIBOR03M
+ 2.50%) 10/14/24 ●	756,700	754,098
PQ 1st Lien Tranche B 1st Lien
4.594% (LIBOR03M +
2.50%) 2/8/25 ●	1,538,657	1,537,535
Prestige Brands Tranche B5
1st Lien 3.98% (LIBOR03M
+ 2.00%) 1/26/24 ●	514,697	513,625
Radiate Holdco Tranche B 1st
Lien 5.094% (LIBOR03M +
3.00%) 2/1/24 ●	1,094,750	1,077,955
Republic of Angola 8.747%
(LIBOR06M + 6.25%)
12/16/23 =●	1,271,875	1,151,047
Ring Container Technologies
Group 1st Lien 4.844%
(LIBOR03M + 2.75%)
10/31/24 ●	472,712	470,940

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 43

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
RPI Finance Trust Tranche B6
1st Lien 4.334%
(LIBOR03M + 2.00%)
3/27/23 ●	196,735	$196,876
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.552%
(LIBOR03M + 3.25%)
6/1/23 ●	2,110,913	2,120,413
Sable International Finance
Tranche B4 1st Lien
5.344% (LIBOR03M +
3.25%) 1/31/26 ●	565,000	566,098
SBA Senior Finance II Tranche
B 1st Lien 4.10%
(LIBOR03M + 2.00%)
4/11/25 ●	965,000	961,812
Scientific Games International
Tranche B5 1st Lien
4.921% (LIBOR03M +
2.75%) 8/14/24 ●	2,155,261	2,149,603
Sigma US Tranche B2 1st Lien
5.05% (LIBOR03M +
3.00%) 3/7/25 ●	1,045,000	1,047,286
Sinclair Television Group
Tranche B 1st Lien 4.594%
(LIBOR03M + 2.50%)
1/31/25 ●	715,000	714,818
Sinclair Television Group
Tranche B2 1st Lien 4.35%
(LIBOR03M + 2.25%)
1/3/24 ●	2,600,400	2,600,075
SMG US Midco 2 1st Lien
5.344% (LIBOR03M +
3.25%) 1/23/25 ●	219,450	219,861
SMG US Midco 2 2nd Lien
9.094% (LIBOR03M +
7.00%) 1/23/26 ●	220,000	223,300
Solenis International 1st Lien
6.073% (LIBOR03M +
4.00%) 12/18/23 ●	350,000	349,635
Sonicwall US Holdings 1st
Lien 5.834% (LIBOR03M +
3.50%) 5/16/25 ●	230,000	229,425
Sonicwall US Holdings 2nd
Lien 9.834% (LIBOR03M +
7.50%) 5/18/26 ●	115,000	114,377
Sprint Communications
Tranche B 1st Lien 4.625%
(LIBOR03M + 2.50%)
2/2/24 ●	1,910,663	1,902,902
SS&C European Holdings
Tranche B4 1st Lien
4.594% (LIBOR03M +
2.50%) 4/16/25 ●	534,902	536,039
SS&C Technologies Tranche B3
1st Lien 4.594%
(LIBOR03M + 2.50%)
4/16/25 ●	1,413,913	1,416,918
StandardAero Aviation
Holdings 1st Lien 5.84%
(LIBOR03M + 3.75%)
7/7/22 ●	493,825	495,553
Staples 1st Lien 6.358%
(LIBOR03M + 4.00%)
9/12/24 ●	558,700	551,522
Stars Group Holdings Tranche
B 1st Lien
5.094% (LIBOR03M +
3.00%) 4/6/25 ●	1,645,875	1,648,732
5.834% (LIBOR3M +
3.50%) 7/29/25 ●	910,000	905,450
Summit Materials Tranche B
1st Lien 4.094%
(LIBOR03M + 2.00%)
11/10/24 ●	731,325	729,727
Summit Midstream Partners
Holdings Tranche B 1st Lien
8.094% (LIBOR03M +
6.00%) 5/21/22 ●	602,246	610,150
Surgery Center Holdings 1st
Lien 5.35% (LIBOR03M +
3.25%) 8/31/24 ●	1,089,113	1,088,773
Syneos Health Tranche B 1st
Lien 4.094% (LIBOR03M +
2.00%) 8/1/24 ●	628,385	626,645
Telenet Financing USD
Tranche AN 1st Lien
4.323% (LIBOR03M +
2.25%) 8/15/26 ●	1,045,000	1,038,959
Tenneco Tranche B 1st Lien
4.929% (LIBOR03M +
2.75%) 6/18/25 ●	475,000	471,497
TerraForm Power Operating
Tranche B 1st Lien 4.094%
(LIBOR03M + 2.00%)
11/8/22 ●	552,225	551,880
Titan Acquisition Tranche B
1st Lien 5.094%
(LIBOR03M + 3.00%)
3/28/25 ●	592,710	585,301

44 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
TMS International Tranche B2
1st Lien 4.847%
(LIBOR03M + 2.75%)
8/14/24 ●	223,875	$224,854
TransDigm Tranche F 1st Lien
4.594% (LIBOR03M +
2.50%) 6/9/23 ●	697,875	695,912
Tribune Media Tranche B 1st
Lien 4.98% (LIBOR03M +
3.00%) 12/27/20 ●	33,149	33,121
Tribune Media Tranche C 1st
Lien 5.094% (LIBOR03M +
3.00%) 1/27/24 ●	413,162	414,386
Trident TPI Holdings 1st Lien
Loan 5.23% (LIBOR03M +
3.25%) 10/5/24 ●	280,238	278,836
Loan 5.23% (LIBOR03M +
3.25%) 10/5/24 ●	140,000	139,300
Tronox Blocked Borrower
Tranche B 1st Lien 5.094%
(LIBOR03M + 3.00%)
9/22/24 ●	123,334	123,501
Tronox Finance Tranche B 1st
Lien 5.094% (LIBOR03M +
3.00%) 9/22/24 ●	284,616	285,002
Unitymedia Finance Tranche D
1st Lien 4.323%
(LIBOR03M + 2.25%)
1/15/26 ●	295,000	293,894
Unitymedia Finance Tranche E
1st Lien 4.073%
(LIBOR03M + 2.00%)
6/1/23 ●	1,215,000	1,209,533
Univision Communications
Tranche C5 1st Lien
4.844% (LIBOR03M +
2.75%) 3/15/24 ●	1,432,243	1,386,718
UPC Financing Partnership
Tranche AR 1st Lien
4.573% (LIBOR03M +
2.50%) 1/15/26 ●	290,000	287,209
USI Tranche B 1st Lien
5.334% (LIBOR03M +
3.00%) 5/16/24 ●	2,186,443	2,176,330
USIC Holdings 1st Lien
5.344% (LIBOR03M +
3.25%) 12/9/23 ●	98,782	99,399
USIC Holdings Tranche B 1st
Lien 5.344% (LIBOR03M +
3.25%) 12/9/23 ●	1,111,672	1,118,620
Utz Quality Foods 1st Lien
5.591% (LIBOR03M +
3.50%) 11/21/24 ●	329,175	330,272
Valeant Pharmaceuticals
International Tranche B 1st
Lien 4.982% (LIBOR03M +
3.00%) 5/30/25 ●	547,649	546,556
Virgin Media Bristol Tranche K
1st Lien 4.573%
(LIBOR03M + 2.50%)
1/15/26 ●	515,000	511,942
Vistra Operations Tranche B3
1st Lien 4.057%
(LIBOR03M + 2.00%)
12/1/25 ●	785,000	780,401
Visual Comfort Group 2nd
Lien 10.094% (LIBOR03M
+ 8.00%) 2/28/25 =●	56,286	56,919
Western Digital Tranche B4
1st Lien 3.844%
(LIBOR03M + 1.75%)
4/29/23 ●	249,419	249,705
WideOpenWest Finance
Tranche B 1st Lien 5.335%
(LIBOR03M + 3.25%)
8/19/23 ●	134,585	129,075
Wink Holdco 2nd Lien 8.85%
(LIBOR03M + 6.75%)
12/1/25 ●	26,000	26,033
WR Grace -Conn Tranche B1
1st Lien 4.058%
(LIBOR03M + 1.75%)
4/3/25 ●	92,105	92,086
WR Grace -Conn Tranche B2
1st Lien 4.058%
(LIBOR03M + 1.75%)
4/3/25 ●	157,895	157,862
Wyndham Hotels & Resorts
Tranche B 1st Lien 3.726%
(LIBOR03M + 1.75%)
5/30/25 ●	425,000	425,310
XPO Logistics Tranche B 1st
Lien 4.091% (LIBOR03M +
2.00%) 2/24/25 ●	1,360,000	1,352,263
Zayo Group Tranche B2 1st
Lien 4.344% (LIBOR03M +
2.25%) 1/19/24 ●	691,567	692,802
Zekelman Industries 1st Lien
4.582% (LIBOR03M +
2.25%) 6/14/21 ●	989,735	990,199
Total Loan Agreements
(cost $114,891,615)		115,020,522

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 45

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign Bonds – 3.95%Δ
Angola – 0.02%
Angolan Government
International Bond
144A 9.375% 5/8/48 #		480,000	$485,951
			485,951
Argentina – 0.16%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	21,516,000	688,996
21.20% 9/19/18	ARS	33,982,000	1,207,727
Argentine Republic
Government International
Bonds
5.625% 1/26/22		930,000	871,410
6.875% 1/11/48		650,000	492,707
			3,260,840
Bermuda – 0.04%
Bermuda Government
International Bond
144A 3.717% 1/25/27 #		800,000	745,200
			745,200
Brazil – 0.26%
Brazil Letras do Tesouro
Nacional
6.535% 1/1/19 ≠	BRL	17,700,000	4,420,536
Brazil Notas do Tesouro
Nacional 10.00% 1/1/23	BRL	3,737,000	944,641
			5,365,177
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	171,000	145,824
			145,824
Colombia – 0.27%
Colombian TES
7.00% 6/30/32	COP	16,096,000,000	5,477,516
			5,477,516
Cyprus – 0.08%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,200,000	1,539,470
			1,539,470
Egypt – 0.04%
Egypt Government
International Bonds
144A 5.577% 2/21/23 #		480,000	456,000
144A 7.903% 2/21/48 #		500,000	456,660
			912,660
Greece – 0.31%
Hellenic Republic Treasury
Bills 1.194% 8/31/18 ≠	EUR	5,500,000	6,416,060
			6,416,060
Indonesia – 0.01%
Indonesia Government
International Bond
144A 5.125% 1/15/45 #		200,000	197,023
			197,023
Ivory Coast – 0.05%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		1,150,000	1,016,732
			1,016,732
Japan – 1.37%
Japan Bank For International
Cooperation
2.125% 6/1/20		700,000	689,277
2.375% 11/16/22		536,000	518,533
2.90% (LIBOR03M +
0.57%) 2/24/20 ●		1,018,000	1,025,109
Japan Treasury Discount Bill
0.00% 8/6/18 ≠	JPY	2,840,000,000	25,654,474
			27,887,393
Jordan – 0.02%
Jordan Government
International Bond
144A 5.75% 1/31/27 #		400,000	372,516
			372,516
Kuwait – 0.16%
Kuwait International
Government Bond
144A 2.75% 3/20/22 #		3,400,000	3,316,734
			3,316,734
Mexico – 0.06%
Mexican Bonos
6.50% 6/9/22	MXN	8,626,000	417,057
Mexico Government
International Bonds
4.15% 3/28/27		200,000	197,400

46 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexico Government
International Bonds
4.35% 1/15/47		600,000	$537,600
			1,152,057
Mongolia – 0.04%
Mongolia Government
International Bond
144A 5.625% 5/1/23 #		890,000	844,596
			844,596
Nigeria – 0.05%
Nigeria Government
International Bonds
144A 7.875% 2/16/32 #		1,000,000	983,560
			983,560
Peru – 0.08%
Peruvian Government
International Bonds
144A 6.85% 2/12/42 #	PEN	5,088,000	1,641,328
			1,641,328
Poland – 0.02%
Republic of Poland
Government Bonds
2.50% 1/25/23	PLN	634,000	170,160
3.25% 7/25/25	PLN	1,087,000	295,412
			465,572
Qatar – 0.15%
Qatar Government
International Bond
144A 3.875% 4/23/23 #		777,000	777,883
144A 5.103% 4/23/48 #		2,200,000	2,198,306
			2,976,189
Republic of Korea – 0.06%
Export-Import Bank of Korea
4.00% 6/7/27	AUD	210,000	155,891
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	1,130,606,889	1,025,381
			1,181,272
Romania – 0.03%
Romanian Government
International Bond
144A 5.125% 6/15/48 #		556,000	537,906
			537,906
Saudi Arabia – 0.36%
Saudi Government
International Bonds
2.375% 10/26/21		200,000	192,320
144A 2.875% 3/4/23 #		2,200,000	2,119,436
3.25% 10/26/26		1,000,000	938,922
144A 4.50% 10/26/46 #		800,000	740,458
144A 5.00% 4/17/49 #		3,400,000	3,315,204
			7,306,340
Senegal – 0.04%
Senegal Government
International Bond
144A 6.75% 3/13/48 #		960,000	824,414
			824,414
South Africa – 0.14%
Republic of South Africa
Government Bond
8.75% 1/31/44	ZAR	31,443,000	2,097,287
Republic of South Africa
Government International
Bond 5.875% 6/22/30		780,000	775,464
			2,872,751
Sri Lanka – 0.02%
Sri Lanka Government
International Bond
144A 5.75% 1/18/22 #		510,000	502,284
			502,284
Turkey – 0.01%
Turkey Government Bond
8.00% 3/12/25	TRY	1,718,000	251,687
			251,687
Ukraine – 0.07%
Ukraine Government
International Bonds
144A 7.375% 9/25/32 #		705,000	606,335
144A 7.75% 9/1/26 #		900,000	837,131
			1,443,466
United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	136,561
3.50% 1/22/45	GBP	138,800	250,511
			387,072
Total Sovereign Bonds (cost $84,499,248)			80,509,590

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 47

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Supranational Banks – 0.81%
Asian Development Bank
3.50% 5/30/24	NZD	921,000	$638,580
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		1,000,000	955,875
European Bank for
Reconstruction &
Development
2.335% (LIBOR03M)
3/23/20 ●		505,000	504,844
6.00% 5/4/20	INR	90,400,000	1,284,948
European Investment Bank
1.00% 9/21/26	GBP	318,000	401,439
Inter-American Development
Bank
2.568% (LIBOR03M +
0.22%) 10/15/20 ●		890,000	894,061
5.50% 8/23/21	INR	151,000,000	2,083,128
6.25% 6/15/21	IDR	43,200,000,000	2,874,850
7.875% 3/14/23	IDR	36,240,000,000	2,560,054
International Bank for
Reconstruction &
Development
2.155% (LIBOR01M +
0.07%) 4/17/19 ●		440,000	440,206
2.50% 11/25/24		440,000	428,603
3.00% 2/2/23	NZD	705,000	481,160
3.375% 1/25/22	NZD	300,000	208,322
4.625% 10/6/21	NZD	380,000	273,876
International Finance
2.397% (LIBOR03M +
0.06%) 1/9/19 ●		600,000	600,217
3.625% 5/20/20	NZD	163,000	113,093
3.75% 8/9/27	NZD	305,000	209,712
7.00% 7/20/27	MXN	33,060,000	1,579,269
Total Supranational Banks (cost $17,871,032)			16,532,237

US Treasury Obligations – 18.88%
US Treasury Bonds
2.50% 2/15/45		37,100,000	33,800,129
2.75% 8/15/42		900,000	865,072
2.75% 11/15/42		1,400,000	1,345,012
2.875% 5/15/43		2,200,000	2,159,223
2.875% 8/15/45 ∞		16,700,000	16,354,258
3.00% 5/15/47		900,000	901,863
3.125% 5/15/48		3,235,000	3,322,383
4.375% 5/15/40		100,000	122,943
US Treasury Floating Rate
Note
1.983% (USBMMY3M +
0.033%) 4/30/20 ●		1,105,000	1,105,004
US Treasury Inflation
Indexed Notes
0.125% 4/15/19 ∞		1,283,100	1,275,749
0.125% 4/15/22 ∞		9,508,931	9,316,226
0.125% 7/15/26		20,905	20,033
0.25% 1/15/25		9,308,728	9,056,686
0.375% 7/15/27		6,964,764	6,777,471
0.625% 1/15/26		8,540,964	8,496,813
1.75% 1/15/28		14,494,793	15,843,356
2.375% 1/15/25		9,038,424	10,024,852
2.375% 1/15/27		1,615,107	1,837,310
2.50% 1/15/29		35,009	41,168
US Treasury Notes
1.125% 8/31/21 ∞		13,800,000	13,165,523
1.25% 6/30/19		15,915,000	15,741,862
1.50% 1/31/19		2,100,000	2,091,428
1.50% 10/31/19		69,500,000	68,646,179
1.875% 7/31/22		39,700,000	38,429,136
2.00% 10/31/21 ∞		1,600,000	1,566,625
2.00% 11/30/22		7,700,000	7,472,910
2.00% 5/31/24		25,200,000	24,119,157
2.00% 6/30/24		7,700,000	7,363,726
2.125% 11/30/24		9,400,000	9,025,836
2.25% 2/15/27		3,400,000	3,244,277
2.625% 6/30/23		23,065,000	22,948,323
2.625% 3/31/25		12,700,000	12,554,397
2.75% 2/15/24		4,000,000	3,994,609
2.875% 5/15/28		31,550,000	31,603,610
Total US Treasury Obligations
(cost $388,524,862)			384,633,149

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		1,975,000	—
Total Common Stock
(cost $59,790)			—

Convertible Preferred Stock – 0.42%
A Schulman 6.00% exercise
price $52.33 ψ		1,004	1,054,228
AMG Capital Trust II 5.15%
exercise price $200.00,
maturity date 10/15/37		12,759	763,945

48 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Number of	Value
	shares	(US $)
Convertible Preferred Stock (continued)
Assurant 6.50% exercise price
$106.91, maturity date
3/15/21	7,902	$885,261
Bank of America 7.25%
exercise price $50.00 ψ	417	521,459
Becton Dickinson 6.125%
exercise price $211.80,
maturity date 5/1/20	10,485	648,497
Crown Castle International
6.875% exercise price
$115.20, maturity date
8/1/20	378	406,096
DTE Energy 6.50% exercise
price $116.31, maturity
date 10/1/19	9,605	496,482
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, maturity date
3/31/28	14,787	702,383
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	502,000	496,968
Kinder Morgan 9.75%
exercise price $32.38,
maturity date 10/26/18	23,325	808,678
QTS Realty Trust 6.50%
exercise price $47.03 ψ	7,013	704,877
Wells Fargo & Co. 7.50%
exercise price $156.71 ψ	325	409,325
Welltower 6.50% exercise
price $57.42 ψ	10,732	638,017
Total Convertible Preferred Stock (cost
$8,433,943)		8,536,216

Preferred Stock – 0.13%
Bank of America 6.50%µψ	1,150,000	1,223,313
General Electric 5.00%µψ	783,000	773,408
Morgan Stanley 5.55%µψ	240,000	247,668
USB Realty 144A 3.495%
(LIBOR03M + 1.15%)#ψ●	500,000	454,375
Total Preferred Stock
(cost $2,727,561)		2,698,764

Options Purchased – 0.01%
Call Swaptions – 0.00%
2 yr IRS pay a fixed rate
1.65% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18,
notional amount
$88,800,000 (MSC)	88,800,000	977
2 yr IRS pay a fixed rate
2.75% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/23/18,
notional amount
$18,700,000 (GSC)	18,700,000	11,743
		12,720
Put Swaptions – 0.01%
2 yr IRS pay a fixed rate
3.04% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/23/18,
notional amount
$18,700,000 (GSC)	18,700,000	3,441
30 yr IRS pay a fixed rate
2.91% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18,
notional amount
$4,400,000 (MSC)	4,400,000	81,387
		84,828
Total Options Purchased
(premium paid $963,171)		97,548

	Principal
	amount°
Short-Term Investments – 9.51%
Certificate of Deposit – 0.22%≠
Barclays Bank 1.94% 9/4/18	4,450,000	4,447,540
		4,447,540
Commercial Paper – 0.54%≠
Oncor Electricity Delivery
2.354% 7/24/18	10,000,000	9,983,854
Virginia Electricity & Power
2.596% 7/23/18	950,000	948,587
		10,932,441
Discount Notes – 0.84%≠
Federal Home Loan Bank
0.763% 7/2/18	15,906,536	15,906,536

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 49

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
1.375% 7/6/18	1,216,235	$1,215,983
		17,122,519
Repurchase Agreements – 7.91%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$3,694,664 (collateralized
by US government
obligations 0.00%
7/05/18; market value
$3,767,925)	3,694,042	3,694,042
Bank of Montreal 1.97%,
dated 6/29/18, to be
repurchased on 7/2/18,
repurchase price
$11,083,946
(collateralized by US
government obligations
0.00%–3.75%
7/19/18–2/15/48; market
value $11,303,769)	11,082,126	11,082,127
Barclays Capital 2.17%,
dated 6/29/18, to be
repurchased on 7/2/18,
repurchase price
$66,311,989
(collateralized by US
government obligations
0.75% 8/15/19; market
value $67,626,000)	66,300,000	66,300,000
BNP Paribas 2.00%, dated
6/29/18, to be repurchased
on 7/2/18, repurchase price
$12,630,631
(collateralized by US
government obligations
0.00%–8.75%
8/31/18–08/15/46; market
value $12,881,097)	12,628,526	12,628,526
JPMorgan Securities 2.09%,
dated 7/2/18 to be
repurchased on 7/3/18,
repurchase price
$67,503,919
(collateralized by US
government obligations
0.125% 4/15/19; market
value $68,850,000)	67,500,000	67,500,000
		161,204,695
Total Short-Term Investments
(cost $193,710,001)		193,707,195

Total Value of Securities Before
Options Written – 118.69%
(cost $2,439,013,569)		$2,418,224,034

	Number of contracts
Options Written – (0.01%)
Call Swaptions – 0.00%
10 yr IRS pay a fixed rate
2.00% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18,
notional amount
($19,100,000) (MSC)	(19,100,000)	(6,360)
10 yr IRS pay a fixed rate
2.88% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/23/18,
notional amount
($4,300,000) (GSC)	(4,300,000)	(22,653)
IRS pay a fixed rate 3.00%
and receive a floating rate
based on 3-month USD-ICE
LIBOR expiration date
7/26/18, notional amount
($7,500,000) (MSC)	(7,500,000)	(19,380)
		(48,393)
Futures Call Option – 0.00%
U.S. Treasury 10 yr Notes
strike price $120.50,
expiration date 7/27/18,
notional amount
($14,460,000)	(120)	(39,375)
		(39,375)

50 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

	Number of	Value
	contracts	(U.S. $)
Options Written (continued)
Futures Put Option – 0.00%
U.S. Treasury 10 yr Notes
strike price $119,
expiration date 7/27/18,
notional amount
($14,280,000)	(120)	$(11,250)
		(11,250)
Put Swaptions – (0.01%)
10 yr IRS pay a fixed rate
3.41% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/23/18,
notional amount
($4,300,000) (GSC)	(4,300,000)	(955)
5 yr IRS pay a fixed rate
2.80% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18,
notional amount
($19,500,000) (MSC)	(19,500,000)	(127,003)
CDX.OP.IG 30 5 yr V1 strike
price $0.725, expiration
date 7/18/18, notional
amount ($900,000)
(JPMC)	(900,000)	(367)
CDX.OP.IG 30 5 yr V1 strike
price $0.75, expiration
date 7/18/18, notional
amount ($400,000)
(BAML)	(400,000)	(134)
CDX.OP.IG 30 5 yr V1 strike
price $0.75, expiration
date 7/18/18, notional
amount ($700,000) (BNP)	(700,000)	(234)
CDX.OP.IG 30 5 yr V1 strike
price $0.85, expiration
date 7/18/18, notional
amount ($400,000) (CITI)	(400,000)	(85)
CDX.OP.IG 30 5 yr V1 strike
price $0.90, expiration
date 9/19/18, notional
amount ($700,000) (BNP)	(700,000)	(768)
CDX.OP.IG 30 5 yr V1 strike
price $0.90, expiration
date 9/19/18, notional
amount ($500,000) (CITI)	(500,000)	(549)
		(130,095)
Total Options Written (premium
received $1,043,564)		(229,113)
Liabilities Net of Receivables
and Other
Assets – (18.68%)★		(380,532,448)
Net Assets Applicable to
219,079,534 Shares
Outstanding – 100.00%		$2,037,462,473
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $430,144,850, which represents 21.11% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★

Of this amount, $2,809,262 represents cash collateral held at brokers for certain open derivatives, $2,798,000 represents cash collateral pledged for TBA transactions, and $3,214,178 represents cash collateral due to brokers.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

∞	Fully or partially pledged as collateral for futures and swap contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2018.

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Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	1,084,000	USD	(800,208)	7/3/18	$2,005	$—
BAML	AUD	(1,084,000)	USD	800,284	8/2/18	—	(2,026)
BAML	AUD	(1,972,275)	USD	1,459,226	8/10/18	—	(568)
BAML	BRL	56,090	USD	(14,792)	8/2/18	—	(379)
BAML	CAD	(8,543,000)	USD	6,429,883	7/3/18	—	(68,933)
BAML	CAD	8,543,000	USD	(6,433,451)	8/2/18	68,780	—
BAML	CAD	(1,514,958)	USD	1,138,338	8/10/18	—	(14,887)
BAML	CAD	(8,400,000)	USD	6,504,337	8/15/18	109,469	—
BAML	EUR	388,000	USD	(451,700)	7/3/18	1,533	—
BAML	EUR	823,041	USD	(966,151)	8/10/18	—	(1,927)
BAML	EUR	(5,500,000)	USD	6,807,218	8/31/18	353,026	—
BAML	JPY	(2,000,000,000)	USD	18,350,812	8/6/18	238,706	—
BAML	JPY	(177,658,533)	USD	1,627,044	8/10/18	17,690	—
BAML	NZD	(2,047,738)	USD	1,410,790	8/10/18	23,807	—
BAML	SGD	(9,478,080)	USD	7,137,645	9/19/18	168,715	—
BNP	AUD	(1,084,000)	USD	816,155	7/3/18	13,942	—
BNP	AUD	(986,869)	USD	730,317	8/10/18	—	(121)
BNP	BRL	(17,700,000)	USD	4,599,433	1/3/19	113,651	—
BNP	EUR	137,000	USD	(162,559)	7/3/18	—	(2,526)
BNP	EUR	(9,547,000)	USD	11,132,661	8/2/18	—	(44,895)
BNP	INR	(91,429,492)	USD	1,318,758	8/10/18	—	(8,770)
BNP	INR	23,338,266	USD	(341,152)	9/19/18	—	(4,171)
BNP	JPY	(948,700,000)	USD	8,726,164	7/3/18	155,082	—
BNP	JPY	(41,959,765)	USD	384,363	8/10/18	4,263	—
BNP	MXN	3,079,632	USD	(151,991)	8/10/18	2,017	—
BNP	NOK	(3,346,591)	USD	412,845	8/10/18	1,228	—
CITI	CAD	8,543,000	USD	(6,562,149)	7/3/18	—	(63,334)
CITI	GBP	(11,336,000)	USD	15,018,760	7/3/18	55,484	—
CITI	KRW	(128,438,975)	USD	120,098	9/19/18	4,459	—
CITI	MXN	754,000	USD	(39,271)	8/27/18	—	(1,671)
CITI	TWD	(186,760,561)	USD	6,290,352	9/19/18	130,229	—
HSBC	EUR	(1,098,871)	USD	1,289,822	8/10/18	2,452	—
HSBC	GBP	(1,998,721)	USD	2,657,700	8/10/18	14,731	—
JPMC	EUR	(137,000)	USD	164,526	7/3/18	4,494	—
JPMC	GBP	1,095,000	USD	(1,463,162)	7/3/18	—	(17,786)
JPMC	JPY	948,700,000	USD	(8,598,130)	7/3/18	—	(27,048)
JPMC	JPY	(948,700,000)	USD	8,615,648	8/2/18	26,673	—
JPMC	JPY	(840,000,000)	USD	7,702,182	8/6/18	95,098	—
JPMC	KRW	(1,149,723,270)	USD	1,030,984	8/10/18	—	(2,502)
JPMC	PLN	(1,265,105)	USD	340,732	8/10/18	2,770	—
TD	COP	(5,463,804,808)	USD	1,858,468	8/10/18	—	(2,078)
TD	IDR	(45,977,151,202)	USD	3,213,084	8/10/18	17,675	—
TD	JPY	427,821,951	USD	(3,918,924)	8/10/18	—	(43,418)
TD	ZAR	6,981,004	USD	(507,042)	7/2/18	1,680	—
UBS	JPY	107,303,020	USD	(969,000)	7/3/18	435	—
UBS	KRW	(631,746,163)	USD	563,380	8/10/18	—	(4,497)
Total Foreign Currency Exchange Contracts						$1,630,094	$(311,537)
52 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

Futures Contracts

					Value/	Value/	Variation Margin
		Notional	Notional	Expiration	Unrealized	Unrealized	Due from
Contracts to Buy (Sell)		Amount	Cost	Date	Appreciation	Depreciation	(Due to) Brokers
(39)	90 Day Euro	$(9,510,638)	$(9,613,433)	9/18/18	$102,795	$—	$—
(1,002)	90 Day Euro	(243,886,800)	(246,727,610)	12/18/18	2,840,810	—	—
236	90 Day Euro	57,442,400	57,510,939	12/18/18	—	(68,539)	—
(1,193)	90 Day Euro	(289,734,963)	(292,476,275)	6/18/19	2,741,312	—	—
234	90 Day Euro	56,829,825	56,915,720	6/18/19	—	(85,895)	—
(174)	90 Day Euro	(42,210,225)	(42,348,701)	12/17/19	138,476	—	4,350
(57)	90 Day Euro	(13,825,350)	(13,835,666)	6/16/20	10,316	—	2,138
26	Bankers’ Acceptance	4,832,294	4,837,334	3/19/19	—	(5,040)	(3,230)
47	Bankers’ Acceptance	8,725,469	8,724,407	6/18/19	1,062	—	(6,634)
6	Bankers’ Acceptance	1,112,920	1,111,788	9/17/19	1,132	—	(895)
(134)	E-mini S&P 500 Index	(18,234,720)	(18,134,935)	9/22/18	—	(99,785)	(14,070)
(142)	Euro-B.T.P	(21,099,904)	(20,977,815)	9/7/18	—	(122,089)	(183,474)
(42)	Euro-Bund	(7,972,687)	(7,939,026)	9/7/18	—	(33,661)	(4,695)
(26)	Long 10 yr Gilt	(4,222,619)	(4,178,883)	9/27/18	—	(43,736)	6,389
3,092	US Treasury 5 yr Notes	351,304,344	353,341,547	9/28/18	—	(2,037,203)	(72,469)
(120)	US Treasury 5 yr Notes	(13,634,063)	(13,566,898)	9/28/18	—	(67,165)	2,812
2,067	US Treasury 10 yr Notes	248,427,564	247,670,511	9/20/18	757,053	—	(5,327)
(19)	US Treasury 10 yr Notes	(2,283,563)	(2,252,355)	9/20/18	—	(31,208)	—
350	US Treasury Long Bonds	50,750,000	50,257,179	9/20/18	492,821	—	10,938
(5)	US Treasury Ultra Bonds	(797,813)	(777,491)	9/20/18	—	(20,322)	313
Total Futures Contracts			$107,540,337		$7,085,777	$(2,614,643)	$(263,854)

(continues)     NQ-OPTFI [6/18] 8/18 (567156) 53

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.EM.29[4] 6/20/23-
Quarterly	32,520,000	1.000%	$1,290,882	$1,207,919	$82,963	$—	$20,625
CDX.NA.HY.29[5]
12/20/22-Quarterly	1,300,000	5.000%	(80,682)	(88,996)	8,314	—	983
CDX.NA.HY.30[5] 6/20/23-
Quarterly	29,385,000	5.000%	(1,714,110)	(1,810,201)	96,091	—	20,044
ITRX EUR SUB FIN[6]
6/20/23-Quarterly	2,345,000	1.000%	105,069	104,998	71	—	104,053
Protection Sold
Moody’s Ratings:
Citigroup CDS 6.125%
5/15/18 Baa1
12/20/20-Quarterly	700,000	1.000%	10,953	9,068	1,885	—	38
Daimler CDS 6.125%
5/15/18 Baa1
12/20/20-Quarterly	EUR 800,000	1.000%	12,036	11,654	382	—	222
			(375,852)	(565,558)	189,706	—	145,965
Over-The-Counter:
Protection Sold
Moody’s Ratings:
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	718	(1,946)	2,664	—	—
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/22-Quarterly	250,000	1.000%	152	(3,023)	3,175	—	—
BNP Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%	1,435	(3,939)	5,374	—	—
CITI Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	100,000	1.000%	(4,697)	(5,027)	330	—	—
CITI Republic of Colombia
10.375% 1/28/33
Baa2 12/20/22-
Quarterly	200,000	1.000%	(1,038)	(2,203)	1,165	—	—
DB CMBX.NA.AAA[7]
10/17/57-Quarterly	14,200,000	0.500%	43,366	(904,471)	947,837	—	—

54 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Protection Sold
Moody’s Ratings (continued):
DB Republic of Colombia
10.375% 1/28/33
Baa2 6/20/21-
Quarterly	200,000	1.000%	$1,435	$(3,890)	$5,325	$—	$—
GSC Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	500,000	1.000%	(23,486)	(25,804)	2,318	—	—
GSC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	3,100,000	1.000%	22,250	(61,889)	84,139	—	—
JPMC Mexico LA 5 yr CDS
5.950% 3/19/19 WR
12/20/19-Quarterly	7,100,000	1.000%	39,268	19,917	19,351	—	—
JPMC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	718	(1,969)	2,687	—	—
MSCI CMBX.NA.BBB-.6[7]
5/11/63-Quarterly	5,405,000	3.000%	(560,702)	(634,962)	74,260	—	—
			(480,581)	(1,629,206)	1,148,625	—	—
Total CDS Contracts			$(856,433)	$(2,194,764)	$1,338,331	$—	$145,965

IRS Contracts8

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments			Variation Margin
Payment Frequency		Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared:
2 yr IRS[9] 12/20/19-
(Semiannually/
Quarterly)	1,100,000	2.00%/(2.325%)	$11,237	$(5,102)	$16,339	$—	$28
2 yr IRS[9] 6/28/21-
(Semiannually/
Quarterly)	30,100,000	1.45%/(2.337%)	877,869	—	877,869	—	7,714
3 yr IRS[9] 6/21/20-
(Semiannually/
Quarterly)	32,700,000	1.25%/(2.33%)	967,045	439,196	527,849	—	2,776
3 yr IRS[9] 6/20/21-
(Semiannually/
Quarterly)	17,800,000	1.75%/(2.325%)	558,753	459,056	99,697	—	4,272
4 yr IRS[9] 12/16/19-
(Semiannually/
Quarterly)	1,600,000	2.00%/(2.335%)	16,225	(2,403)	18,628	—	39

(continues)    NQ-OPTFI [6/18] 8/18 (567156) 55

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

			Fixed/Floating
Reference Obligation/			Interest		Upfront
Termination Date/			Rate		Payments			Variation Margin
Payment Frequency			Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]		(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared (continued):
5 yr IRS[9] 4/06/21-
(Semiannually/
Quarterly)		5,035,000	1.199%/(2.325%)	$221,117	$—	$221,117	$—	$849
5 yr IRS[9] 5/10/21-
(Semiannually/
Quarterly)		15,400,000	2.046%/(2.353%)	(5,868)	—	—	(5,868)	1,454
5 yr IRS[9] 5/11/21-
(Semiannually/
Quarterly)		7,700,000	2.046%/(2.356%)	(2,249)	—	—	(2,249)	732
5 yr IRS[9] 5/14/21-
(Semiannually/
Quarterly)		9,600,000	2.057%/(2.355%)	(3,649)	—	—	(3,649)	910
5 yr IRS[9] 8/09/21-
(Semiannually/
Quarterly)		6,220,000	1.191%/(2.369%)	310,109	—	310,109	—	1,476
5 yr IRS[9] 4/27/22-
(Semiannually/
Quarterly)		2,005,000	1.976%/(2.366%)	65,022	—	65,022	—	542
5 yr IRS[9] 6/15/22-
(Semiannually/
Quarterly)		1,400,000	2.027%/(2.33%)	44,353	—	44,353	—	387
5 yr IRS[9] 8/30/22-
(Semiannually/
Quarterly)		3,035,000	1.798%/(2.307%)	128,280	—	128,280	—	847
5 yr IRS[9] 4/24/23-
(Semiannually/
Quarterly)		5,000,000	2.899%/(2.359%)	(4,565)	—	—	(4,565)	1,853
5 yr IRS[9] 6/20/23-
(Semiannually/
Quarterly)		2,500,000	2.00%/(2.325%)	102,223	88,169	14,054	—	900
5 yr IRS[10] 9/19/23-
(Semiannually/
Semiannually)	GBP	26,700,000	1.50%/(0.782%)	(272,153)	(16,140)	—	(256,013)	25,976
7 yr IRS[9] 4/06/23-
(Semiannually/
Quarterly)		750,000	1.416%/(2.325%)	49,476	—	49,476	—	358
7 yr IRS[9] 12/16/22-
(Semiannually/
Quarterly)		42,500,000	2.25%/(2.335%)	1,119,027	248,263	870,764	—	13,804
10 yr IRS[9] 4/05/26-
(Semiannually/
Quarterly)		750,000	1.687%/(2.321%)	65,000	—	65,000	—	557
10 yr IRS[9] 1/30/28-
(Semiannually/
Quarterly)		1,780,000	2.68%/(2.359%)	36,320	—	36,320	—	682

56 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

			Fixed/Floating
Reference Obligation/			Interest		Upfront
Termination Date/			Rate		Payments			Variation Margin
Payment Frequency			Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]		(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared (continued):
10 yr IRS[11] 3/20/28-
(Semiannually/
Semiannually)	JPY	4,890,000,000	0.30%/(0.015%)	$(244,733)	$270,464	$—	$(515,197)	$2,272
10 yr IRS[9] 5/09/28-
(Semiannually/
Quarterly)		14,000,000	(2.96%)/2.369%	3,042	—	3,042	—	(11,557)
30 yr IRS[9] 6/15/46-
(Semiannually/
Quarterly)		16,600,000	2.50%/(2.341%)	1,424,756	(1,059,164)	2,483,920	—	12,077
30 yr IRS[9] 6/15/46-
(Semiannually/
Quarterly)		500,000	2.50%/(2.341%)	47,446	(19,830)	67,276	—	500
30 yr IRS[9] 12/21/46-
(Semiannually/
Quarterly)		900,000	2.25%/(2.33%)	131,599	(68,596)	200,195	—	895
30 yr IRS[9] 6/20/48-
(Semiannually/
Quarterly)		9,000,000	2.50%/(2.325%)	883,035	1,024,929	—	(141,894)	9,470

Total IRS Contracts				$6,528,717	$1,358,842	$6,099,310	$(929,435)	$79,813

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($22,079).

4 Markit’s Emerging markets CDX Index, or the CDX.EM Index, is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality rating of CCC and above.

5Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.

6Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.

7Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

8An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

9Rate resets based on LIBOR03M.

(continues)    NQ-OPTFI [6/18] 8/18 (567156) 57

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

10Rate resets based on BP0006M.

11Rate resets based on JPY0006M.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BBSW1M – Australian Bank Bill Swap Rate 1 Month
BBSW3M – Australian Bank Bill Swap Rate 3 Months
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0006M – 6 Month Sterling LIBOR Interest Rate
BRL – Brazilian Real
B.T.P. – Buoni del Tesoro Poliennali
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
COF 11 – Cost of Funds for the 11th District of San Francisco
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FHAVA – Federal Housing Administration and Veterans Administration
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
IG – Investment Grade
INR – Indian Rupee
IRS – Interest Rate Swap
ITRX EUR SUB FIN – iTraxx Europe Subordinated Financials Index
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPMDB – JPMorgan Deutsche Bank
JPY – Japanese Yen
JPY0006M – Japanese Yen 6 Month LIBOR Interest Rate
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Municipal Bond Insurance Association Group
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
TWD – Taiwan Dollar
USBMMY3M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year
ZAR – South African Rand

See accompanying notes.

58 NQ-OPTFI [6/18] 8/18 (567156)

Notes

Optimum Fixed Income Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)    NQ-OPTFI [6/18] 8/18 (567156) 59

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$789,424,978	$625,375	$790,050,353
Corporate Debt	—	800,112,122	—	800,112,122
Foreign Debt	—	107,103,800	—	107,103,800
Municipal Bonds	—	16,264,365	—	16,264,365
Loan Agreements[1]	—	113,525,145	1,495,377	115,020,522
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	5,518,692	3,017,524	—	8,536,216
Preferred Stock	—	2,698,764	—	2,698,764
US Treasury Obligations	—	384,633,149	—	384,633,149
Short-Term Investments	—	193,707,195	—	193,707,195
Options Purchased	—	97,548	—	97,548
Total Value of Securities Before
Options Written	$5,518,692	$2,410,584,590	$2,120,752	$2,418,224,034
Liabilities:
Options Written[1]	$(50,625)	$(178,488)	$—	$(229,113)

Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$1,630,094	$—	$1,630,094
Futures Contracts	7,085,777	—	—	7,085,777
Swap Contracts	—	7,437,641	—	7,437,641
Liabilities:
Foreign Currency Exchange
Contracts	—	(311,537)	—	(311,537)
Futures Contracts	(2,614,643)	—	—	(2,614,643)
Swap Contracts	—	(929,435)	—	(929,435)

60 NQ-OPTFI [6/18] 8/18 (567156)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.92%	0.08%	100.00%
Loan Agreements	—	98.70%	1.30%	100.00%
Convertible Preferred Stock	64.65%	35.35%	—	100.00%
Options Written	22.10%	77.90%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTFI [6/18] 8/18 (567156) 61

Schedule of investments

Optimum International Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.17%Δ
Australia – 2.18%
Aristocrat Leisure	78,510	$1,795,331
Atlassian †	33,474	2,092,794
BHP Billiton ADR *	65,564	3,278,856
Qantas Airways	1,359,263	6,196,483
South32	349,153	932,790
		14,296,254
Austria – 2.84%
Erste Group Bank †	163,318	6,818,339
Raiffeisen Bank International	61,546	1,889,552
Schoeller-Bleckmann Oilfield
Equipment *	44,516	5,370,132
voestalpine	99,827	4,599,001
		18,677,024
Bermuda – 0.86%
Everest Re Group	24,434	5,631,548
		5,631,548
Brazil – 1.07%
Banco Bradesco ADR	542,517	3,721,667
JBS	1,382,300	3,281,213
		7,002,880
Canada – 4.12%
BRP	29,600	1,427,032
Constellation Software	3,900	3,024,565
Empire	133,600	2,681,857
Magna International Class A	91,749	5,336,119
Power Corp. of Canada	69,300	1,551,890
Rogers Communications
Class B (US Shares)	58,129	2,758,802
Royal Bank of Canada	26,634	2,005,476
Stars Group †	118,100	4,283,275
West Fraser Timber	58,000	3,992,256
		27,061,272
China/Hong Kong – 7.89%
Anhui Conch Cement
Class H *	939,500	5,388,689
BYD Class H *	580,500	3,518,249
China Construction Bank
Class H	815,000	753,129
China Life Insurance Class H	1,743,000	4,498,795
CK Asset Holdings	695,000	5,518,826
CK Hutchison Holdings	328,500	3,483,634
CLP Holdings	889,500	9,580,242
Hang Seng Bank	43,300	1,082,831
HKT Trust & HKT	964,000	1,231,172
Hong Kong Exchanges &
Clearing	110,300	3,317,885
Industrial & Commercial Bank
of China Class H	5,040,000	3,770,878
Melco Resorts &
Entertainment ADR	163,462	4,576,936
Shanghai Fosun
Pharmaceutical Group
Class H	783,500	4,299,184
Sun Hung Kai Properties	54,000	814,928
		51,835,378
Colombia – 0.74%
Bancolombia ADR	102,050	4,875,949
		4,875,949
Czech Republic – 0.39%
Komercni banka	60,833	2,559,843
		2,559,843
Denmark – 1.57%
H. Lundbeck	136,375	9,584,801
Novo Nordisk Class B	15,405	714,720
		10,299,521
Finland – 1.45%
Neste	69,251	5,434,553
UPM-Kymmene	115,134	4,116,966
		9,551,519
France – 6.61%
Capgemini	37,797	5,084,852
Dassault Aviation	380	724,223
Eramet	29,118	3,832,251
Ipsen	44,679	7,009,864
IPSOS	23,199	793,248
Peugeot	46,622	1,064,948
Publicis Groupe	74,966	5,159,920
Safran	59,447	7,223,381
Societe Generale	74,324	3,134,622
Sodexo *	43,515	4,350,936
Thales	39,129	5,042,426
		43,420,671
Germany – 4.55%
adidas	10,417	2,274,242
Continental	21,818	4,982,430
Deutsche Lufthansa	315,133	7,581,054
Merck	46,138	4,505,442
Siltronic	20,907	2,992,082
TUI	82,466	1,809,067
TUI (London Shares)	108,556	2,381,810

(continues)     NQ-OPTIE [6/18] 8/18 (566795) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Germany (continued)
Vonovia	70,748	$3,367,571
		29,893,698
India – 2.87%
ICICI Bank ADR	633,766	5,089,141
Oil & Natural Gas	1,039,293	2,402,744
Project Star =π†	142	158,881
Project Star Series G =π†	47	64,284
South Indian Bank	4,253,356	1,384,366
Tata Consultancy Services	91,604	2,470,427
Yes Bank	1,469,526	7,284,894
		18,854,737
Indonesia – 0.77%
Barito Pacific	8,586,700	1,186,439
Delta Dunia Makmur †	38,784,100	1,989,275
Indofood Sukses Makmur	3,991,300	1,852,208
		5,027,922
Ireland – 2.24%
ICON †	111,123	14,727,131
		14,727,131
Israel – 2.90%
Bank Hapoalim	1,155,160	7,815,270
Bank Leumi Le-Israel	1,262,147	7,452,300
Check Point Software
Technologies †	38,527	3,763,317
		19,030,887
Italy – 1.04%
Gefran	63,514	560,738
La Doria	45,778	565,602
Prysmian	181,965	4,532,598
Recordati	28,806	1,145,766
		6,804,704
Japan – 18.07%
AGC	114,800	4,474,209
ANA Holdings	29,600	1,087,860
Astellas Pharma	293,500	4,477,456
Benesse Holdings	26,400	937,109
Bic Camera	146,000	2,253,660
Daiichi Sankyo	76,400	2,923,784
Daiwa House Industry	171,400	5,845,697
Denso	127,000	6,208,048
Fujitsu	824,000	4,999,893
Geo Holdings	54,900	736,859
Hitachi	594,000	4,193,383
KDDI	85,800	2,348,912
Kirin Holdings	295,200	7,900,263
Konami Holdings	54,100	2,755,941
K’s Holdings	312,800	3,251,888
Medipal Holdings	115,900	2,332,342
Mixi	88,600	2,243,909
Morinaga Milk Industry	34,700	1,297,548
Nexon †	82,600	1,200,410
Nichiha	22,800	862,864
Nippon Telegraph &
Telephone	212,700	9,674,906
Otsuka Holdings	24,700	1,196,683
Pola Orbis Holdings	20,000	880,639
Rohto Pharmaceutical	136,000	4,366,888
Ryohin Keikaku	2,000	704,512
Secom	74,300	5,708,983
Shimamura	14,100	1,241,702
Shionogi	35,600	1,829,920
Shiseido	14,700	1,168,140
Sumitomo Dainippon Pharma	420,000	8,895,814
Suzuken	88,500	3,748,950
Taisei	33,800	1,865,312
T-Gaia	78,900	2,016,773
Tokyo Electric Power Co.
Holdings †	1,815,100	8,459,482
Toray Industries	585,300	4,620,442
		118,711,181
Macau – 0.16%
Wynn Macau	320,400	1,031,164
		1,031,164
Mexico – 0.67%
Grupo Financiero Banorte	746,200	4,387,721
		4,387,721
Netherlands – 5.80%
Core Laboratories *	53,911	6,804,107
EXOR	22,702	1,529,708
Heineken	57,527	5,778,826
Koninklijke Ahold Delhaize	185,036	4,430,824
Royal Dutch Shell ADR	14,497	1,003,627
Royal Dutch Shell Class A	533,879	18,560,521
		38,107,613
New Zealand – 1.24%
a2 Milk †	442,128	3,442,111
Xero †	36,194	1,205,609
Xero Private Placement †	104,850	3,492,517
		8,140,237
Norway – 3.05%
DNB	407,582	7,972,129

2 NQ-OPTIE [6/18] 8/18 (566795)

(Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Norway (continued)
Equinor	35,232	$936,134
Equinor ADR *	260,196	6,871,776
Norsk Hydro	705,921	4,228,930
		20,008,969
Republic of Korea – 2.86%
Hyundai Mobis	17,046	3,242,487
LG Electronics	18,597	1,384,972
Samsung Electronics	172,451	7,218,339
SK Hynix	90,141	6,931,434
		18,777,232
Singapore – 1.47%
DBS Group Holdings	283,800	5,542,692
United Industrial	1,075,600	2,565,651
United Overseas Bank	80,000	1,571,229
		9,679,572
South Africa – 0.14%
Investec	134,079	954,167
		954,167
Spain – 2.70%
Amadeus IT Group	118,800	9,378,462
Atlantica Yield	413,657	8,347,598
		17,726,060
Sweden – 0.64%
G5 Entertainment	49,155	2,449,861
Swedish Match	35,715	1,769,252
		4,219,113
Switzerland – 4.45%
Allreal Holding †	7,743	1,262,743
Credit Suisse Group ADR †	309,383	4,603,619
Ferrexpo	1,036,110	2,505,772
Flughafen Zurich	3,523	720,040
Novartis ADR	84,335	6,370,666
Roche Holding	28,046	6,246,133
STMicroelectronics	78,026	1,741,280
Swatch Group	1,769	841,539
Swiss Life Holding †	10,745	3,743,335
Vifor Pharma	4,519	723,962
Zehnder Group	11,237	466,364
		29,225,453
Taiwan – 2.26%
ASE Technology Holding	1,807,672	4,245,184
Hon Hai Precision Industry	1,709,500	4,665,051
Taiwan Semiconductor
Manufacturing	838,000	5,950,670
		14,860,905
Thailand – 2.48%
Bangkok Bank NVDR	119,400	704,579
Indorama Ventures
Class F	848,000	1,401,388
IRPC GDR NVDR	4,722,200	826,706
Krung Thai Bank NVDR	3,976,500	2,004,454
PTT Exploration & Production	224,800	953,347
PTT Exploration & Production
NVDR	911,700	3,866,401
PTT Global Chemical	401,200	871,911
PTT Global Chemical GDR
NVDR	416,400	917,513
PTT NVDR	2,380,000	3,448,234
Thai Oil NVDR	276,600	649,129
Thanachart Capital GDR
NVDR	435,300	614,255
		16,257,917
Turkey – 0.58%
Akbank Turk	1,238,621	2,027,587
Turk Hava Yollari †	599,423	1,766,751
		3,794,338
United Kingdom – 6.59%
Barclays	2,113,924	5,272,819
Burberry Group	27,264	777,204
Diageo	206,156	7,405,865
Evraz	138,163	927,020
Ferroglobe	233,934	2,004,814
HSBC Holdings	603,147	5,657,195
Hudson Class A †	50,904	890,311
Indivior †	377,052	1,906,858
ITV	1,633,599	3,751,340
Nomad Foods †	142,874	2,741,752
RELX	212,409	4,530,656
Rio Tinto ADR *	94,629	5,250,017
Smith & Nephew	66,299	1,223,223
Thomas Cook Group	657,751	934,908
		43,273,982
United States – 0.92%
Carnival	105,403	6,040,646
		6,040,646
Total Common Stock
(cost $570,364,303)		644,747,208

(continues)     NQ-OPTIE [6/18] 8/18 (566795) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 1.40%
Discount Notes – 0.52%≠
Federal Home Loan Bank
0.763% 7/2/18	3,359,263	$3,359,262
1.375% 7/6/18	77,670	77,654
		3,436,916
Repurchase Agreements – 0.88%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $780,272
(collateralized by US
government obligations
0.00% 7/5/18; market
value $795,744)	780,141	780,141
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,340,806 (collateralized
by US government
obligations 0.00%–3.75%
7/19/18–2/15/48; market
value $2,387,230)	2,340,422	2,340,422
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,667,449 (collateralized
by US government
obligations 0.00%–8.75%
8/31/18–8/15/46; market
value $2,720,345)	2,667,004	2,667,004
		5,787,567
Total Short-Term
Investments
(cost $9,224,339)		9,224,483
Total Value of Securities
Before Securities Lending
Collateral – 99.57%
(cost $579,588,642)		653,971,691

Securities Lending Collateral – 3.54%
Discounted Commercial Papers – 0.18%
Coca-Cola 2.05% 8/2/18 ≥	374,000	373,294
Pfizer 1.96% 8/2/18 ≥	377,000	376,291
Total Capital Canada
2.17% 7/24/18 ≥	422,000	421,402
		1,170,987
Repurchase Agreements – 2.92%
Bank of Montreal
2.03%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$5,417,148 (collateralized
by US government
obligations 0.00%–3.75%
8/15/18–1/31/23; market
value $5,524,566)	5,416,232	5,416,232
Bank of Nova Scotia
2.10%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,924,909 (collateralized
by US government
obligations
0.125%–1.875%
3/31/19–5/15/23; market
value $2,983,414)	2,924,397	2,924,397
Credit Agricole
2.07%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$5,417,166 (collateralized
by US government
obligations 4.00%
8/15/18; market value
$5,524,572)	5,416,232	5,416,232
Merrill Lynch, Pierce, Fenner &
Smith
2.08%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$5,417,171 (collateralized
by US government
obligations 4.00%
8/15/18; market value
$5,524,569)	5,416,232	5,416,232
		19,173,093
Short-Term Floating Rate Notes – 0.44%
Australia & New Zealand
Banking Group
2.18% (LIBOR01M +
0.17%) 9/5/18	310,000	310,067
2.19% (LIBOR01M +
0.16%) 9/7/18	267,000	267,052
Bank of Montreal (Chicago)
2.46% (LIBOR01M +
0.41%) 9/12/18	288,000	288,206
2.58% (LIBOR03M +
0.25%) 3/18/19	329,000	329,301

4 NQ-OPTIE [6/18] 8/18 (566795)

(Unaudited)

	Principal	Value
	amount°	(US $)
Securities Lending Collateral (continued)
Short-Term Floating Rate Notes (continued)
Bank of Nova Scotia
(Houston)
2.21% (LIBOR01M +
0.20%) 7/6/18	223,000	$223,010
2.36% (LIBOR01M +
0.34%) 9/7/18	300,000	300,163
CommonWealth Bank of
Australia 2.53%
(LIBOR03M + 0.20%)
3/18/19	619,000	620,081
Royal Bank of Canada (New
York) 2.52% (LIBOR03M +
0.17%) 4/18/19	310,000	310,048
Wells Fargo Bank 2.25%
(LIBOR01M + 0.22%)
10/5/18	273,000	273,067
		2,920,995
Total Securities Lending
Collateral
(cost $23,263,103)		23,265,075
Total Value of
Securities – 103.11%
(cost $602,851,745)		677,236,766■
Obligation to Return
Securities Lending
Collateral – (3.54%)		(23,243,501)
Receivables and Other
Assets Net of
Liabilities – 0.43%		2,791,105
Net Assets Applicable to
46,384,505 Shares
Outstanding – 100.00%		$656,784,370
____________________

*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2018,the aggregate value of these securities was $1,170,987,which represented 0.18% of the Fund’s net assets.
■	Includes $24,913,400 of securities loaned.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $223,165, which represented 0.03% of the Fund’s net assets. See the table below for additional details on restricted securities.
†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$158,881
Project Star Series G	10/29/14	396,443	64,284
Total		$1,395,925	$223,165

(continues)     NQ-OPTIE [6/18] 8/18 (566795) 5

Schedule of investments

Optimum International Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at June 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BBH	IDR	(15,260,911,305)	USD	1,067,569	7/2/18	$997	$—
BNYM	JPY	(3,833,690)	USD	34,609	7/3/18	—	(26)
SSB	JPY	(18,520,913)	USD	167,520	7/2/18	203	—
Total Foreign Currency Exchange Contracts						$1,200	$(26)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BBH – Brown Brothers Harriman & Co.
BNYM – BNY Mellon
GDR – Global Depository Receipt
IDR – Indonesian Rupiah
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
NVDR – Non-Voting Depositary Receipt
SSB – State Street Bank
USD – US Dollar

See accompanying notes.

6 NQ-OPTIE [6/18] 8/18 (566795)

Notes

Optimum International Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTIE [6/18] 8/18 (566795) 7

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$12,500,923	$1,795,331	$—	$14,296,254
Austria	18,677,024	—	—	18,677,024
Bermuda	5,631,548	—	—	5,631,548
Brazil	7,002,880	—	—	7,002,880
Canada	27,061,272	—	—	27,061,272
China/Hong Kong	51,835,378	—	—	51,835,378
Colombia	4,875,949	—	—	4,875,949
Czech Republic	2,559,843	—	—	2,559,843
Denmark	10,299,521	—	—	10,299,521
Finland	9,551,519	—	—	9,551,519
France	38,335,819	5,084,852	—	43,420,671
Germany	27,619,456	2,274,242	—	29,893,698
India	18,631,572	—	223,165	18,854,737
Indonesia	5,027,922	—	—	5,027,922
Ireland	14,727,131	—	—	14,727,131
Israel	19,030,887	—	—	19,030,887
Italy	6,804,704	—	—	6,804,704
Japan	112,122,507	6,588,674	—	118,711,181
Macau	1,031,164	—	—	1,031,164
Mexico	4,387,721	—	—	4,387,721
Netherlands	38,107,613	—	—	38,107,613
New Zealand	3,442,111	4,698,126	—	8,140,237
Norway	19,072,835	936,134	—	20,008,969
Republic of Korea	18,777,232	—	—	18,777,232
Singapore	9,679,572	—	—	9,679,572
South Africa	954,167	—	—	954,167
Spain	17,726,060	—	—	17,726,060
Sweden	2,449,861	1,769,252	—	4,219,113
Switzerland	28,383,914	841,539	—	29,225,453
Taiwan	14,860,905	—	—	14,860,905
Thailand	12,105,104	4,152,813	—	16,257,917
Turkey	3,794,338	—	—	3,794,338
United Kingdom	43,273,982	—	—	43,273,982
United States	6,040,646	—	—	6,040,646
Short-Term Investments	—	9,224,483	—	9,224,483
Securities Lending Collateral	—	22,515,490	—	23,265,075
Total Value of Securities	$616,383,080	$59,880,936	$223,165	$676,487,181
Derivatives:[1]
Assets:
Foreign Currency Exchange Contracts	$—	$1,200	$—	$1,200
Liabilities:
Foreign Currency Exchange Contracts	—	(26)	—	(26)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

8 NQ-OPTIE [6/18] 8/18 (566795)

(Unaudited)

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-OPTIE [6/18] 8/18 (566795) 9

Schedule of investments

Optimum Large Cap Growth Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.84%✧
Consumer Discretionary – 19.48%
Amazon.com †	84,192	$143,109,562
Aptiv	85,600	7,843,528
Booking Holdings †	18,350	37,197,101
Caesars Entertainment †	379,874	4,064,652
Chipotle Mexican Grill †	22,120	9,541,904
Comcast Class A	482,310	15,824,591
Dollar General	32,800	3,234,080
Dollarama	103,425	4,009,081
Ferrari (Italy)	37,658	5,084,207
Hilton Worldwide Holdings	32,313	2,557,897
Home Depot	110,170	21,494,167
Las Vegas Sands	79,300	6,055,348
Netflix †	36,600	14,326,338
NIKE Class B	116,200	9,258,816
NVR †	1,210	3,594,123
Tesla †	61,696	21,158,643
Walt Disney	246,770	25,863,964
Wynn Resorts	43,867	7,340,704
Yum China Holdings	365,530	14,058,284
		355,616,990
Consumer Staples – 3.92%
Anheuser-Busch InBev ADR	193,620	19,509,151
Coca-Cola	252,910	11,092,633
Costco Wholesale	71,550	14,952,519
McCormick Class N/V	90,470	10,502,662
PepsiCo	43,189	4,701,986
Philip Morris International	133,648	10,790,739
		71,549,690
Energy – 1.57%
Pioneer Natural Resources	62,650	11,855,886
Schlumberger	249,280	16,709,238
		28,565,124
Financials – 5.77%
American Express	142,980	14,012,040
BlackRock	36,950	18,439,528
Charles Schwab	504,360	25,772,796
Chubb (Switzerland)	62,774	7,973,553
First Republic Bank	16,866	1,632,460
Intercontinental Exchange	117,622	8,651,098
JPMorgan Chase & Co.	94,600	9,857,320
Morgan Stanley	154,000	7,299,600
TD Ameritrade Holding	213,623	11,700,132
WeWork Companies =π†	881	38,374
		105,376,901
Healthcare – 14.72%
Alexion Pharmaceuticals †	193,179	23,983,173
Anthem	46,700	11,116,001
Becton Dickinson and Co.	83,913	20,102,198
Biogen †	57,460	16,677,190
BioMarin Pharmaceutical †	68,930	6,493,206
Celgene †	215,250	17,095,155
Centene †	59,489	7,329,640
Cigna	22,835	3,880,808
Danaher	32,300	3,187,364
DENTSPLY SIRONA	228,350	9,994,879
Intuitive Surgical †	30,800	14,737,184
Johnson & Johnson	93,030	11,288,260
Regeneron Pharmaceuticals †	28,440	9,811,516
Stryker	90,400	15,264,944
Thermo Fisher Scientific	80,940	16,765,912
UnitedHealth Group	200,367	49,158,040
Vertex Pharmaceuticals †	77,148	13,112,074
Zoetis	219,730	18,718,799
		268,716,343
Industrials – 7.80%
American Airlines Group	67,861	2,576,004
Boeing	93,318	31,309,122
Caterpillar	86,300	11,708,321
Equifax	68,505	8,570,661
Fortive	101,851	7,853,731
Honeywell International	158,130	22,778,627
Illinois Tool Works	17,100	2,369,034
Roper Technologies	32,185	8,880,163
TransUnion	121,864	8,730,337
United Parcel Service Class B	127,370	13,530,515
Wabtec	56,706	5,590,077
WW Grainger	59,660	18,399,144
		142,295,736
Information Technology – 40.46%
Activision Blizzard	89,500	6,830,640
Adobe Systems †	108,640	26,487,518
Adyen 144A #†	481	264,988
Akamai Technologies †	282,190	20,664,774
Alibaba Group Holding ADR †	153,908	28,554,551
Alphabet Class A †	40,049	45,222,930
Alphabet Class C †	49,820	55,581,683
Apple	144,721	26,789,304
ASML Holding (Netherlands)	32,500	6,434,025
Broadcom	39,700	9,632,808
Dropbox Class A †	9,020	292,428
Dropbox Class A =π†	41,151	1,267,420

(continues)     NQ-OPTLG [6/18] 8/18 (566803) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Information Technology (continued)
Electronic Arts †	67,800	$9,561,156
Facebook Class A †	385,555	74,921,048
Fidelity National Information
Services	63,300	6,711,699
Fiserv †	93,288	6,911,708
Intuit	77,149	15,761,926
Mastercard Class A	125,500	24,663,260
Microsoft	868,011	85,594,565
Oracle	388,470	17,115,988
Palo Alto Networks †	73,600	15,122,592
PayPal Holdings †	382,782	31,874,257
QUALCOMM	228,880	12,844,746
Red Hat †	192,816	25,908,686
salesforce.com †	124,800	17,022,720
ServiceNow †	41,374	7,135,774
Splunk †	143,960	14,267,876
Symantec	541,164	11,175,037
Tencent Holdings (China)
(Hong Kong Exchange)	325,400	16,333,043
Texas Instruments	217,252	23,952,033
Visa Class A	459,640	60,879,318
VMware Class A †	103,244	15,173,771
Workday Class A †	56,168	6,803,068
Worldpay Class A †	132,800	10,860,384
		738,617,724
Materials – 1.86%
DowDuPont	87,600	5,774,592
Ecolab	110,740	15,540,144
Praxair	80,450	12,723,167
		34,037,903
Real Estate – 1.47%
Crown Castle International	109,240	11,778,257
Equinix	35,030	15,059,047
		26,837,304
Utilities – 0.79%
American Water Works	38,000	3,244,440
NextEra Energy	21,300	3,557,739
Sempra Energy	66,151	7,680,793
		14,482,972
Total Common Stock
(cost $1,346,726,919)		1,786,096,687

Convertible Preferred Stock – 0.50%
Airbnb Private Placement
Series D =π†	23,130	2,625,949
Series E =π†	13,611	1,545,257
Magic Leap =π†	43,435	1,114,108
Uber Technologies
Series G =π†	34,197	1,299,486
WeWork Companies
Series E =π†	22,244	968,893
Xiaoju Kuaizhi (China) =π†	32,416	1,489,256
Total Convertible Preferred
Stock (cost $6,497,745)		9,042,949

	Principal
	Amount°
Convertible Bond – 0.10%
Caesars Entertainment
5.00% maturity date
10/1/24	1,045,509	1,790,733
Total Convertible Bond (cost $1,842,874)		1,790,733

Short-Term Investments – 1.49%
Discount Note – 0.55%≠
Federal Home Loan Bank
0.763% 7/2/18	10,016,429	10,016,428
		10,016,428
Repurchase Agreements – 0.94%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,326,570 (collateralized
by US government
obligations 0.00%
7/5/18; market value
$2,372,703)	2,326,178	2,326,178
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$6,979,681 (collateralized
by US government
obligations 0.00%–3.75%
7/19/18–2/15/48; market
value $7,118,106)	6,978,536	6,978,536

2 NQ-OPTLG [6/18] 8/18 (566803)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$7,953,646 (collateralized
by US government
obligations 0.00%–8.75%
8/31/18–8/15/46; market
value $8,111,367)	7,952,320	$7,952,320
		17,257,034
Total Short-Term
Investments
(cost $27,273,038)		27,273,462

Total Value of
Securities – 99.93%
(cost $1,382,340,576)		1,824,203,831
Receivables and Other
Assets Net of
Liabilities – 0.07%		1,357,565
Net Assets Applicable to
95,097,466 Shares
Outstanding – 100.00%		$1,825,561,396
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $264,988, which represents 0.01% of the Fund’s net assets.

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $10,348,742, which represented 0.57% of the Fund’s net assets. table below for additional details on restricted securities.

†	Non-income producing security.

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private
Placement
Series D	4/16/14	$941,692	$2,625,949
Airbnb Private
Placement
Series E	7/14/15	1,267,108	1,545,257
Dropbox Class A	11/7/14	1,179,060	1,267,419
Magic Leap	1/20/16	1,000,438	1,114,108
Uber
Technologies
Series G	12/3/15	1,667,863	1,299,486
WeWork
Companies	6/23/15	28,976	38,374
WeWork
Companies
Series E	6/23/15	731,596	968,893
Xiaoju Kuaizhi
(China)	10/19/15	889,048	1,489,256
Total		$7,705,781	$10,348,742

ADR – American Depositary Receipt

See accompanying notes.

(continues)     NQ-OPTLG [6/18] 8/18 (566803) 3

Notes

Optimum Large Cap Growth Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLG [6/18] 8/18 (566803)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$355,616,990	$—	$—	$355,616,990
Consumer Staples	71,549,690	—	—	71,549,690
Energy	28,565,124	—	—	28,565,124
Financials	105,338,527	—	38,374	105,376,901
Healthcare	268,716,343	—	—	268,716,343
Industrials	142,295,736	—	—	142,295,736
Information Technology	738,617,724	—	—	738,617,724
Materials	34,037,903	—	—	34,037,903
Real Estate	26,837,304	—	—	26,837,304
Utilities	14,482,972	—	—	14,482,972
Convertible Preferred Stock	—	—	9,042,949	9,042,949
Corporate Debt	—	1,790,733	—	1,790,733
Short-Term Investments	—	27,273,462	—	27,273,462
Total Value of Securities	$1,786,058,313	$29,064,195	$9,081,323	$1,824,203,831

As a result of utilizing international fair value pricing at June 30, 2018, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-OPTLG [6/18] 8/18 (566803) 5

Schedules of investments

Optimum Large Cap Value Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.20%✧
Consumer Discretionary – 6.07%
Aptiv	68,635	$6,289,025
BorgWarner	212,411	9,167,659
Comcast Class A Special	733,222	24,057,014
Hanesbrands	164,270	3,617,225
Harley-Davidson	24,104	1,014,296
Hasbro	16,109	1,487,022
Home Depot	33,724	6,579,552
Interpublic Group of Cos	251,466	5,894,363
Newell Brands	73,940	1,906,913
Omnicom Group	123,243	9,399,744
PVH	35,160	5,264,155
Viacom Class B	300,244	9,055,359
Walt Disney	65,456	6,860,443
		90,592,770
Consumer Staples – 7.71%
Altria Group	95,571	5,427,477
Archer-Daniels-Midland	98,888	4,532,037
Colgate-Palmolive	23,169	1,501,583
Coty Class A	183,803	2,591,622
Danone (France)	45,356	3,330,019
Diageo (United Kingdom)	250,502	8,998,932
General Mills	181,356	8,026,817
Hershey	40,633	3,781,307
JM Smucker	27,123	2,915,180
Kimberly-Clark	20,942	2,206,030
Nestle (Switzerland)	144,039	11,185,095
PepsiCo	133,541	14,538,609
Philip Morris International	236,612	19,104,053
Procter & Gamble	150,145	11,720,319
Reckitt Benckiser Group
(United Kingdom)	45,070	3,711,028
Tyson Foods Class A	166,326	11,451,545
		115,021,653
Energy – 8.63%
Chevron	225,307	28,485,564
ConocoPhillips	188,541	13,126,224
Energen †	88,176	6,420,976
EOG Resources	167,966	20,900,009
Exxon Mobil	221,675	18,339,173
Halliburton	136,313	6,142,264
Marathon Petroleum	155,767	10,928,613
Noble Energy	158,050	5,576,004
Occidental Petroleum	70,551	5,903,708
Schlumberger	191,376	12,827,933
		128,650,468
Financials – 26.99%
Allstate	80,379	7,336,191
American Express	178,158	17,459,484
Ameriprise Financial	50,562	7,072,613
Aon (United Kingdom)	96,603	13,251,034
Bank of America	894,527	25,216,716
Bank of New York Mellon	161,427	8,705,758
Berkshire Hathaway Class B †	26,501	4,946,412
BlackRock	16,532	8,250,129
Chubb (Switzerland)	209,426	26,601,291
Citigroup	242,429	16,223,349
Discover Financial Services	155,053	10,917,282
E*TRADE Financial †	141,737	8,668,635
Franklin Resources	4,238	135,828
Goldman Sachs Group	76,000	16,763,320
Huntington Bancshares	842,498	12,435,270
Intercontinental Exchange	124,889	9,185,586
JPMorgan Chase & Co.	605,001	63,041,104
MetLife	178,895	7,799,822
Moody’s	32,210	5,493,738
Morgan Stanley	155,622	7,376,483
Nasdaq	94,537	8,628,392
PNC Financial Services Group	79,212	10,701,541
Prudential Financial	39,786	3,720,389
State Street	205,430	19,123,479
SunTrust Banks	163,087	10,767,004
T Rowe Price Group	34,630	4,020,197
Travelers	165,547	20,253,020
US Bancorp	316,868	15,849,737
Wells Fargo & Co.	589,533	32,683,710
		402,627,514
Healthcare – 15.07%
Abbott Laboratories	163,156	9,950,884
AbbVie	96,637	8,953,418
Allergan	41,273	6,881,035
Biogen †	26,716	7,754,052
Cigna	39,295	6,678,185
Danaher	158,253	15,616,406
Eli Lilly & Co.	55,781	4,759,793
Express Scripts Holding †	50,195	3,875,556
Gilead Sciences	121,499	8,606,989
Hill-Rom Holdings	53,654	4,686,140
Johnson & Johnson	320,138	38,845,545
Laboratory Corp of America
Holdings †	53,931	9,682,232
McKesson	36,356	4,849,890
Medtronic (Ireland)	295,751	25,319,243
Merck & Co.	105,571	6,408,160

(continues)       NQ-OPTLV [6/18] 8/18 (566812) 1

Schedules of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
Novartis (Switzerland)	20,672	$1,571,431
Pfizer	893,504	32,416,325
Roche Holding (Switzerland)	5,878	1,309,091
Thermo Fisher Scientific	85,879	17,788,976
UnitedHealth Group	36,279	8,900,690
		224,854,041
Industrials – 12.33%
3M	42,220	8,305,518
Canadian National Railway
(Canada)	52,004	4,251,327
Caterpillar	36,987	5,018,026
Delta Air Lines	186,525	9,240,449
Eaton	93,873	7,016,068
Equifax	34,198	4,278,512
HD Supply Holdings †	37,069	1,589,889
Honeywell International	147,548	21,254,289
Illinois Tool Works	43,399	6,012,497
Ingersoll-Rand	59,040	5,297,659
Johnson Controls
International	363,735	12,166,936
Lockheed Martin	15,095	4,459,516
Northrop Grumman	69,396	21,353,149
Owens Corning	105,606	6,692,252
Parker-Hannifin	52,658	8,206,749
Quanta Services †	152,202	5,083,547
Raytheon	60,742	11,734,140
Stanley Black & Decker	69,361	9,211,834
Union Pacific	57,674	8,171,252
United Parcel Service Class B	38,500	4,089,855
United Technologies	69,626	8,705,339
Waste Management	144,483	11,752,247
		183,891,050
Information Technology – 9.21%
Accenture Class A (Ireland)	138,198	22,607,811
Amdocs	27,933	1,848,885
Analog Devices	33,137	3,178,501
Broadcom	24,938	6,050,956
Cisco Systems	396,109	17,044,570
Cognizant Technology
Solutions Class A	40,033	3,162,207
DXC Technology	47,120	3,798,343
eBay †	208,039	7,543,494
Fidelity National Information
Services	81,986	8,692,976
Fiserv †	97,938	7,256,226
International Business
Machines	13,810	1,929,257
Microsoft	138,694	13,676,615
ON Semiconductor †	389,612	8,663,023
Oracle	347,781	15,323,231
QUALCOMM	88,323	4,956,687
Texas Instruments	105,280	11,607,120
		137,339,902
Materials – 3.13%
Air Products & Chemicals	59,852	9,320,752
Crown Holdings †	59,538	2,664,921
DowDuPont	44,375	2,925,200
Nucor	77,385	4,836,563
PPG Industries	127,742	13,250,678
Sherwin-Williams	16,305	6,645,429
Westlake Chemical	65,813	7,083,453
		46,726,996
Real Estate – 2.39%
Alexandria Real Estate
Equities	60,746	7,664,323
Equity LifeStyle Properties	87,868	8,075,069
Highwoods Properties	99,899	5,067,876
Prologis	178,257	11,709,702
Public Storage	13,491	3,060,568
		35,577,538
Telecommunication Services – 2.60%
AT&T	594,679	19,095,143
Verizon Communications	392,201	19,731,632
		38,826,775
Utilities – 4.07%
American Electric Power	120,304	8,331,052
DTE Energy	64,523	6,686,518
Duke Energy	153,589	12,145,818
Public Service Enterprise
Group	206,755	11,193,716
Southern	129,367	5,990,986
Xcel Energy	358,292	16,366,779
		60,714,869

Total Common Stock
(cost $1,226,316,943)		1,464,823,576

2 NQ-OPTLV [6/18] 8/18 (566812)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 1.49%
Discount Notes – 0.59%≠
Federal Home Loan Bank
0.763% 7/2/18	7,795,835	$7,795,835
1.375% 7/6/18	894,356	894,171
		8,690,006
Repurchase Agreements – 0.90%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$1,810,756 (collateralized
by US government
obligations 0.00%; 7/5/18
market value $1,846,662)	1,810,452	1,810,452
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$5,432,247 (collateralized
by US government
obligations 0.00%–3.75%
7/19/18–2/15/48; market
value $5,539,982)	5,431,355	5,431,355
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$6,190,278 (collateralized
by US government
obligations 0.00%–8.75%
8/31/18–08/15/46; market
value $6,313,031)	6,189,246	6,189,246
		13,431,053
Total Short-Term
Investments
(cost $22,120,709)		22,121,059
Total Value of
Securities – 99.69%
(cost $1,248,437,652)		1,486,944,635
Receivables and Other
Assets Net of
Liabilities – 0.31%		4,696,856
Net Assets Applicable to
94,166,446 Shares
Outstanding – 100.00%		$1,491,641,491
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

(continues)       NQ-OPTLV [6/18] 8/18 (566812) 3

Notes

Optimum Large Cap Value Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLV [6/18] 8/18 (566812)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Consumer Discretionary	$90,592,770	$—	$90,592,770
Consumer Staples	115,021,653	—	115,021,653
Energy	128,650,468	—	128,650,468
Financials	402,627,514	—	402,627,514
Healthcare	224,854,041	—	224,854,041
Industrials	183,891,050	—	183,891,050
Information Technology	137,339,902	—	137,339,902
Materials	46,726,996	—	46,726,996
Real Estate	35,577,538	—	35,577,538
Telecommunication Services	38,826,775	—	38,826,775
Utilities	60,714,869	—	60,714,869
Short-Term Investments	—	22,121,059	22,121,059
Total Value of Securities	$1,464,823,576	$22,121,059	$1,486,944,635

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [6/18] 8/18 (566812) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.10%✧
Consumer Discretionary – 16.11%
At Home Group †	53,466	$2,093,194
BJ’s Restaurants	36,523	2,191,380
Burlington Stores †	22,079	3,323,552
Chegg †	201,434	5,597,851
Dave & Buster’s
Entertainment †	33,322	1,586,127
Eldorado Resorts †	77,820	3,042,762
Extended Stay America	154,220	3,332,694
Floor & Decor Holdings Class
A †	57,640	2,843,381
Fox Factory Holding †	66,173	3,080,353
G-III Apparel Group †	220,006	9,768,266
Golden Entertainment †	39,671	1,070,720
Houghton Mifflin Harcourt †	133,781	1,023,425
International Game
Technology	121,756	2,829,609
Lions Gate Entertainment
Class A	27,983	694,538
Lions Gate Entertainment
Class B	48,522	1,138,326
Lululemon Athletica
(Canada) †	35,495	4,431,551
Madison Square Garden Class
A †	9,299	2,884,457
Malibu Boats Class A †	51,994	2,180,628
Media General CVR =	49,291	0
Melco Resorts &
Entertainment ADR	253,927	7,109,956
Monro	28,012	1,627,497
Party City Holdco †	95,846	1,461,651
Penn National Gaming †	39,930	1,341,249
Skechers U.S.A. Class A †	74,370	2,231,844
Tiffany	10,728	1,411,805
TopBuild †	29,246	2,291,132
Ulta Beauty †	26,832	6,264,199
Urban Outfitters †	65,335	2,910,674
Vail Resorts	15,064	4,130,398
Weight Watchers
International †	28,607	2,892,168
World Wrestling
Entertainment Class A	17,700	1,288,914
		88,074,301
Consumer Staples – 1.76%
Central Garden & Pet
Class A †	73,385	2,969,891
Inter Parfums	58,898	3,151,043
Performance Food Group †	95,190	3,493,473
		9,614,407
Energy – 2.51%
Callon Petroleum †	275,050	2,954,037
Diamondback Energy	49,050	6,453,509
GasLog (Monaco)	81,496	1,556,574
Transocean †	203,923	2,740,725
		13,704,845
Financials – 8.16%
Argo Group International
Holdings (Bermuda)	51,038	2,967,860
E*TRADE Financial †	94,054	5,752,343
Essent Group †	67,521	2,418,602
Evercore Class A	33,154	3,496,089
Green Dot Class A †	61,457	4,510,329
MSCI Class A	10,220	1,690,695
ServisFirst Bancshares	37,571	1,567,838
Signature Bank †	6,386	816,642
Sterling Bancorp	42,990	574,346
Stifel Financial	45,738	2,389,811
SVB Financial Group †	19,243	5,556,609
Trupanion †	36,399	1,405,001
Virtu Financial Class A	58,840	1,562,202
Virtus Investment Partners	14,863	1,901,721
Wintrust Financial	29,799	2,594,003
Zions Bancorporation	102,759	5,414,372
		44,618,463
Healthcare – 22.31%
ABIOMED †	5,490	2,245,685
Aerie Pharmaceuticals †	68,933	4,656,424
Alnylam Pharmaceuticals †	15,631	1,539,497
AMN Healthcare Services †	39,256	2,300,402
Array BioPharma †	259,678	4,357,397
athenahealth †	11,647	1,853,504
AtriCure †	89,664	2,425,411
Bio-Rad Laboratories Class
A †	15,112	4,360,416
Cerus †	182,323	1,216,094
Cutera †	32,712	1,318,294
DexCom †	87,090	8,271,808
Emergent BioSolutions †	29,857	1,507,480
Epizyme †	40,661	550,957
Esperion Therapeutics †	15,395	603,330
Evolent Health Class A †	187,958	3,956,516
Exact Sciences †	21,682	1,296,367
Flexion Therapeutics †	60,304	1,558,858
Foundation Medicine †	20,011	2,735,504
Galapagos ADR †	9,865	909,356
Glaukos †	46,448	1,887,647
Haemonetics †	37,793	3,389,276

(continues)     NQ-OPTSG [6/18] 8/18 (566763) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
HealthEquity †	62,093	$4,663,184
ICON (Ireland) †	24,969	3,309,142
Inogen †	17,628	3,284,625
Insulet †	36,468	3,125,308
Intercept Pharmaceuticals †	13,742	1,153,091
Intra-Cellular Therapies †	55,405	979,006
Intrexon †	62,739	874,582
Ionis Pharmaceuticals †	29,743	1,239,391
K2M Group Holdings †	51,599	1,160,977
Medidata Solutions †	23,218	1,870,442
Neurocrine Biosciences †	42,896	4,214,103
Neuronetics †	15,886	422,726
Nevro †	33,107	2,643,594
Novocure †	78,572	2,459,304
Omnicell †	7,572	397,151
OraSure Technologies †	93,701	1,543,255
Pacira Pharmaceuticals †	24,258	777,469
Sage Therapeutics †	13,500	2,113,155
Sangamo Therapeutics †	54,662	776,200
Sarepta Therapeutics †	6,380	843,308
Syneos Health †	58,255	2,732,159
Tabula Rasa HealthCare †	23,775	1,517,558
Tactile Systems Technology †	59,604	3,099,408
Teladoc †	99,014	5,747,763
Tenet Healthcare †	183,933	6,174,631
TG Therapeutics †	66,801	878,433
Vocera Communications †	43,125	1,289,006
WellCare Health Plans †	31,142	7,668,406
Wright Medical Group
(Netherlands) †	80,925	2,100,813
		121,998,413
Industrials – 15.20%
AGCO	25,791	1,566,029
AMETEK	40,381	2,913,893
AO Smith	46,193	2,732,316
ASGN †	46,808	3,659,918
Beacon Roofing Supply †	17,704	754,544
BrightView Holdings †	30,193	662,736
CIRCOR International	43,544	1,609,386
Copart †	78,155	4,420,447
CoStar Group †	14,597	6,023,160
Dycom Industries †	15,645	1,478,609
EnPro Industries	24,586	1,719,791
Equifax	16,481	2,061,938
Gardner Denver Holdings †	87,076	2,559,164
Gates Industrial †	105,851	1,722,196
Genesee & Wyoming †	36,651	2,980,459
GrafTech International	160,768	2,892,216
Granite Construction	53,341	2,968,960
Hub Group Class A †	32,397	1,613,371
ICF International	13,842	983,474
JELD-WEN Holding †	51,631	1,476,130
KAR Auction Services	39,266	2,151,777
Knight-Swift Transportation
Holdings	107,102	4,092,367
Korn/Ferry International	38,241	2,368,265
Kratos Defense & Security
Solutions †	137,059	1,577,549
Masonite International †	22,583	1,622,589
NCI Building Systems †	84,242	1,769,082
PGT Innovations †	93,301	1,945,326
Robert Half International	22,051	1,435,520
Schneider National Class B	90,530	2,490,480
SPX †	75,714	2,653,776
TransUnion	75,481	5,407,459
Wabash National	89,411	1,668,409
Wabtec	72,386	7,135,812
		83,117,148
Information Technology – 28.32%
2U †	78,010	6,518,516
Acxiom †	97,626	2,923,899
Axcelis Technologies †	76,910	1,522,818
Benefitfocus †	54,479	1,830,494
Box Class A †	104,353	2,607,781
Cadence Design Systems †	79,445	3,440,763
Ciena †	103,073	2,732,465
Cloudera †	95,524	1,302,947
Cornerstone OnDemand †	47,021	2,230,206
Cree †	101,131	4,204,016
CyberArk Software (Israel) †	31,929	2,010,250
Cypress Semiconductor	198,526	3,093,035
First Solar †	29,440	1,550,310
Five9 †	161,298	5,576,072
FLIR Systems	93,080	4,837,368
FormFactor †	124,241	1,652,405
GoDaddy Class A †	29,199	2,061,449
GrubHub †	46,948	4,925,315
Hortonworks †	75,268	1,371,383
IAC/InterActiveCorp †	40,074	6,110,884
Keysight Technologies †	26,875	1,586,431
Lumentum Holdings †	50,134	2,902,759
Mimecast †	154,418	6,363,566
MongoDB †	39,320	1,951,452
Nanometrics †	31,294	1,108,121
New Relic †	34,156	3,435,752
Nuance Communications †	118,947	1,651,579

2 NQ-OPTSG [6/18] 8/18 (566763)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Information Technology (continued)
Nutanix Class A †	29,594	$1,526,163
Okta †	16,236	817,807
PTC †	85,592	8,029,386
Pure Storage Class A †	145,591	3,476,713
Q2 Holdings †	53,550	3,055,027
RealPage †	61,138	3,368,704
RingCentral Class A †	66,871	4,704,375
Semtech †	89,499	4,210,928
Silicon Motion Technology
ADR	33,128	1,752,140
Square Class A †	25,395	1,565,348
SS&C Technologies Holdings	88,564	4,596,472
Talend ADR †	28,940	1,802,383
Tech Data †	23,929	1,965,049
Teradyne	261,552	9,957,285
Ultimate Software Group †	8,104	2,085,240
WEX †	22,899	4,361,802
Zebra Technologies †	49,585	7,103,051
Zendesk †	164,178	8,946,059
		154,825,968
Materials – 2.38%
Boise Cascade	58,364	2,608,871
Carpenter Technology	41,071	2,159,102
KMG Chemicals	27,715	2,044,813
Orion Engineered Carbons
(Luxembourg)	72,874	2,248,163
Steel Dynamics	46,936	2,156,709
US Concrete †	34,268	1,799,070
		13,016,728
Real Estate – 0.35%
QTS Realty Trust Class A	49,025	1,936,487
		1,936,487
Total Common Stock
(cost $411,528,660)		530,906,760

Convertible Preferred Stock – 1.37%
DocuSign
Series B =π†	1,166	55,566
Series B-1 =π†	349	16,632
Series C =π†	4,474	213,208
Series D =π†	838	39,935
Series E =π†	21,664	1,032,398
Draftkings
Series D =π†	83,549	175,954
Series D-1 =π†	100,507	211,668
Honest=π†	15,249	296,441
MarkLogic=π†	83,588	637,609
Nutanix†	40,185	2,072,340
Veracode Series 8=π†	30,584	137,934
Zuora=π†	104,922	2,568,491
Total Convertible Preferred
Stock (cost $4,098,717)		7,458,176

	Principal
	amount°
Short-Term Investments – 2.02%
Discount Notes – 0.79%≠
Federal Home Loan Bank
0.763% 7/2/18	3,897,565	3,897,565
1.375% 7/6/18	447,137	447,045
		4,344,610
Repurchase Agreements – 1.23%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $905,296
(collateralized by US
government obligations
0.00%;7/5/18; market
value $923,247)	905,144	905,144
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,715,878 (collateralized
by US government
obligations 0.00%–3.75%
7/19/18–2/15/48; market
value $2,769,741)	2,715,432	2,715,432
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$3,094,859 (collateralized
by US government
obligations 0.00%–8.75%
8/31/18–08/15/46; market
value $3,156,230)	3,094,343	3,094,343
		6,714,919
Total Short-Term
Investments
(cost $11,059,354)		11,059,529

(continues)     NQ-OPTSG [6/18] 8/18 (566763) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

Total Value of
Securities – 100.49%
(cost $426,686,731)	$549,424,465
Liabilities Net of
Receivables and Other
Assets – (0.49%)	(2,678,637)
Net Assets Applicable to
30,693,306 Shares
Outstanding – 100.00%	$546,745,828
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $5,385,836, which represented 0.99% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
†	Non-income producing security.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
DocuSign Series B	2/28/14	$15,312	$55,566
DocuSign Series B-1	2/28/14	4,583	16,632
DocuSign Series C	4/30/15	85,423	213,208
DocuSign Series D	2/28/14	11,005	39,935
DocuSign Series E	2/28/14	284,500	1,032,398
DraftKings Series D	8/11/15	305,094	175,954
DraftKings Series D-1	8/18/15	388,676	211,668
Honest	8/3/15	697,718	296,441
MarkLogic	4/27/15	970,808	637,609
Veracode Series 8	6/14/17	—	137,934
Zuora	1/15/15	797,260	2,568,491
Total		$3,560,379	$5,385,836

Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights

See accompanying notes.

4 NQ-OPTSG [6/18] 8/18 (566763)

Notes

Optimum Small-Mid Cap Growth Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSG [6/18] 8/18 (566763) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$530,906,760	$—	$—	$530,906,760
Convertible Preferred Stock[1]	2,072,340	—	5,385,836	7,458,176
Short-Term Investments	—	11,059,529	—	11,059,529
Total Value of Securities	$532,979,100	$11,059,529	$5,385,836	$549,424,465

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Convertible Preferred Stock	27.79%	72.21%	100.00%

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June. 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSG [6/18] 8/18 (566763)

Schedule of investments

Optimum Small-Mid Cap Value Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.80%
Consumer Discretionary – 11.67%
AMC Networks Class A †	19,000	$1,181,800
American Eagle Outfitters	62,200	1,446,150
Bed Bath & Beyond	23,600	470,230
Bloomin’ Brands	64,000	1,286,400
BorgWarner	30,000	1,294,800
Brinker International	33,200	1,580,320
Burlington Stores †	15,675	2,359,558
Cable One	6,152	4,511,200
Carriage Services	30,300	743,865
Children’s Place	7,100	857,680
Columbia Sportswear	31,900	2,917,893
Cooper-Standard Holdings †	17,300	2,260,591
Discovery †	13,547	345,449
Foot Locker	20,800	1,095,120
Goodyear Tire & Rubber	70,000	1,630,300
Harley-Davidson	28,800	1,211,904
Haverty Furniture	43,900	948,240
Helen of Troy †	36,410	3,584,565
Installed Building Products †	36,425	2,059,834
Kohl’s	36,100	2,631,690
Lear	11,700	2,173,977
Lithia Motors Class A	22,049	2,085,174
Marcus	30,500	991,250
MDC Holdings	45,700	1,406,189
Michael Kors Holdings (United
Kingdom) †	15,000	999,000
Murphy USA †	16,500	1,225,785
Nordstrom	17,900	926,862
Office Depot	174,900	445,995
Oxford Industries	25,605	2,124,703
Penske Automotive Group	19,700	922,945
PulteGroup	53,000	1,523,750
Shoe Carnival	31,500	1,022,175
Sonic Automotive Class A	76,300	1,571,780
Tenneco	26,400	1,160,544
Unifi †	14,500	459,650
Whirlpool	5,200	760,396
Wyndham Destinations	12,500	553,375
Wyndham Hotels & Resorts	12,500	735,375
		55,506,514
Consumer Staples – 3.90%
Bunge	10,100	704,071
Dean Foods	87,300	917,523
Energizer Holdings	49,354	3,107,328
Ingles Markets Class A	35,400	1,125,720
Ingredion	9,300	1,029,510
J&J Snack Foods	22,679	3,457,867
Nomad Foods (United
Kingdom) †	186,605	3,580,950
Pilgrim’s Pride †	59,400	1,195,722
Sanderson Farms	17,400	1,829,610
SUPERVALU †	17,800	365,256
Weis Markets	23,400	1,248,156
		18,561,713
Energy – 5.72%
Andeavor	7,000	918,260
Carrizo Oil & Gas †	64,400	1,793,540
Centennial Resource
Development Class A †	192,243	3,471,909
Diamondback Energy	28,117	3,699,354
Laredo Petroleum †	107,200	1,031,264
McDermott International †	70,728	1,389,805
Newfield Exploration †	43,500	1,315,875
Par Pacific Holdings †	51,000	886,380
PBF Energy	50,100	2,100,693
Penn Virginia †	28,410	2,411,725
SRC Energy †	128,400	1,414,968
US Silica Holdings	29,600	760,424
W&T Offshore †	141,600	1,012,440
WPX Energy †	278,640	5,023,879
		27,230,516
Financials – 22.63%
Ally Financial	39,800	1,045,546
American Financial Group	11,800	1,266,494
Annaly Capital Management	139,300	1,433,397
Apollo Commercial Real
Estate Finance	77,600	1,418,528
Ares Capital	56,000	921,200
Arthur J Gallagher & Co.	62,260	4,064,333
Assurant	14,900	1,542,001
Assured Guaranty (Bermuda)	34,400	1,229,112
Axis Capital Holdings	16,500	917,730
Banco Latinoamericano de
Comercio Exterior
(Panama)	32,105	790,104
BankUnited	34,200	1,397,070
Berkshire Hills Bancorp	44,099	1,790,419
Blackstone Mortgage Trust	41,500	1,304,345
Cathay General Bancorp	33,600	1,360,464
Central Pacific Financial	34,200	979,830
Chemical Financial	95,626	5,323,499
CIT Group	61,800	3,115,338

(continues)     NQ-OPTSV [6/18] 8/18 (566745) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Financials (continued)
CNA Financial	60,200	$2,749,936
CNO Financial Group	127,400	2,425,696
Customers Bancorp †	37,700	1,069,926
Everest Re Group (Bermuda)	26,760	6,167,645
First American Financial	23,600	1,220,592
First Busey	45,200	1,433,744
Hancock Whitney	19,200	895,680
Hanmi Financial	47,900	1,357,965
HCI Group	17,300	719,161
Heritage Insurance Holdings	32,300	538,441
Home BancShares	186,405	4,205,297
Hope Bancorp	122,400	2,182,392
Houlihan Lokey	44,685	2,288,766
Lazard Class A	39,600	1,936,836
Legg Mason	31,400	1,090,522
Mercury General	89,605	4,082,404
MGIC Investment †	107,200	1,149,184
New Mountain Finance	71,900	977,840
Oaktree Specialty Lending	4,294	20,525
Old National Bancorp	86,500	1,608,900
Piper Jaffray	9,900	760,815
Prospect Capital	160,841	1,079,243
Radian Group	69,500	1,127,290
Reinsurance Group of
America	21,200	2,829,776
Renasant	70,450	3,206,884
Starwood Property Trust	81,600	1,771,536
TCF Financial	163,600	4,027,832
TriCo Bancshares	19,300	722,785
Universal Insurance Holdings	41,300	1,449,630
Unum Group	75,700	2,800,143
Validus Holdings (Bermuda)	100	6,760
Washington Federal	43,100	1,409,370
Western Alliance Bancorp †	96,800	5,479,848
Wintrust Financial	60,275	5,246,939
Zions Bancorporation	146,518	7,720,033
		107,659,746
Healthcare – 5.59%
Centene †	16,400	2,020,644
Cooper	14,410	3,392,835
Integer Holdings †	24,100	1,558,065
Lannett †	44,200	601,120
LifePoint Health †	24,900	1,215,120
Mallinckrodt †	41,000	765,060
Owens & Minor	32,200	538,062
PerkinElmer	56,700	4,152,141
Premier Class A †	61,250	2,228,275
Quest Diagnostics	11,600	1,275,304
STERIS (United Kingdom)	34,410	3,613,394
Teleflex	15,900	4,264,539
United Therapeutics †	8,600	973,090
		26,597,649
Industrials – 13.45%
ACCO Brands	146,000	2,022,100
Aircastle	55,700	1,141,850
Alaska Air Group	49,225	2,972,698
Albany International	43,087	2,591,683
Allison Transmission Holdings	33,100	1,340,219
Briggs & Stratton	39,700	699,117
Comfort Systems USA	3,138	143,720
Crane	8,400	673,092
Curtiss-Wright	15,540	1,849,571
Deluxe	29,800	1,973,058
Ennis	45,800	932,030
GATX	20,400	1,514,292
Gibraltar Industries †	4,225	158,437
Hawaiian Holdings	37,700	1,355,315
Herman Miller	46,400	1,572,960
Hubbell	40,570	4,289,872
Huntington Ingalls Industries	26,770	5,803,468
Interface	75,370	1,729,741
ITT	31,330	1,637,619
JetBlue Airways †	109,300	2,074,514
Middleby †	21,760	2,272,179
Moog Class A	10,200	795,192
nVent Electric †	126,030	3,163,353
Oshkosh	24,800	1,743,936
Owens Corning	22,400	1,419,488
Pentair (United Kingdom)	44,240	1,861,619
Pitney Bowes	45,300	388,221
Regal Beloit	21,400	1,750,520
Ryder System	31,700	2,277,962
Spirit AeroSystems Holdings
Class A	51,200	4,398,592
Timken	24,600	1,071,330
Trinity Industries	50,400	1,726,704
Wabash National	130,500	2,435,130
Woodward	28,656	2,202,500
		63,982,082
Information Technology – 10.57%
Advanced Energy Industries †	15,200	882,968
Amdocs	30,850	2,041,961
Arrow Electronics †	11,500	865,720
Avnet	44,000	1,887,160
Booz Allen Hamilton Holding	67,834	2,966,381

2 NQ-OPTSV [6/18] 8/18 (566745)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Information Technology (continued)
Ciena †	47,800	$1,267,178
Cirrus Logic †	27,400	1,050,242
Coherent †	16,195	2,533,222
Convergys	31,400	767,416
CSG Systems International	18,200	743,834
Flex †	139,500	1,968,345
FLIR Systems	40,017	2,079,683
Genpact	66,200	1,915,166
Jabil	43,700	1,208,742
Juniper Networks	80,500	2,207,310
Littelfuse	13,120	2,993,722
Methode Electronics	85,400	3,441,620
MKS Instruments	40,025	3,830,393
NCR †	67,500	2,023,650
ON Semiconductor †	111,200	2,472,532
OSI Systems †	55,751	4,311,225
Sanmina †	59,300	1,737,490
Tech Data †	23,100	1,896,972
Teradyne	28,900	1,100,223
TTM Technologies †	60,000	1,057,800
Western Union	51,400	1,044,962
		50,295,917
Materials – 7.73%
Albemarle	39,357	3,712,546
Cabot	26,400	1,630,728
Celanese Class A	19,000	2,110,140
Clearwater Paper †	25,400	586,740
Domtar	45,500	2,172,170
Eagle Materials	40,284	4,228,611
Eastman Chemical	15,700	1,569,372
Kronos Worldwide	37,500	844,875
Owens-Illinois †	45,000	756,450
Packaging Corp. of America	10,300	1,151,437
PolyOne	75,564	3,265,876
Reliance Steel & Aluminum	21,500	1,882,110
RPM International	84,145	4,907,336
Schweitzer-Mauduit
International	32,700	1,429,644
Stepan	26,600	2,075,066
Summit Materials Class A †	84,146	2,208,833
Trinseo	31,700	2,249,115
		36,781,049
Real Estate – 11.01%
American Homes 4 Rent	206,485	4,579,837
Brandywine Realty Trust	228,275	3,853,282
CBL & Associates Properties	63,700	354,809
City Office REIT (Canada)	41,300	529,879
DDR	50,650	906,635
Franklin Street Properties	93,612	801,319
Getty Realty	44,591	1,256,128
Government Properties
Income Trust	37,700	597,545
Hospitality Properties Trust	104,300	2,984,023
Hudson Pacific Properties	130,280	4,615,820
InfraREIT †	29,600	656,232
LaSalle Hotel Properties	27,000	924,210
Lexington Realty Trust	201,200	1,756,476
Mack-Cali Realty	69,300	1,405,404
Medical Properties Trust	157,100	2,205,684
Omega Healthcare Investors	39,200	1,215,200
One Liberty Properties	51,900	1,370,679
Physicians Realty Trust	283,975	4,526,561
Piedmont Office Realty Trust	58,900	1,173,877
Preferred Apartment
Communities	33,100	562,369
Retail Properties of America	174,620	2,231,644
Select Income REIT	88,800	1,995,336
Senior Housing Properties
Trust	123,300	2,230,497
Spirit MTA REIT †	11,910	122,673
Spirit Realty Capital	119,100	956,373
STAG Industrial	192,030	5,228,977
Summit Hotel Properties	63,000	901,530
VEREIT	128,600	956,784
Xenia Hotels & Resorts	60,500	1,473,780
		52,373,563
Telecommunication Services – 1.16%
magicJack VocalTec (Israel) †	87,700	749,835
Zayo Group Holdings †	131,100	4,782,528
		5,532,363
Utilities – 4.37%
AES	97,300	1,304,793
ALLETE	59,254	4,586,852
Alliant Energy	117,562	4,975,224
CenterPoint Energy	49,000	1,357,790
IDACORP	55,700	5,137,768
OGE Energy	98,000	3,450,580
		20,813,007
Total Common Stock
(cost $390,894,815)		465,334,119

(continues)     NQ-OPTSV [6/18] 8/18 (566745) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 1.93%
Discount Notes – 0.75%≠
Federal Home Loan Bank
0.763% 7/2/18	3,266,049	$3,266,049
1.375% 7/6/18	289,534	289,474
		3,555,523
Repurchase Agreements – 1.18%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $758,615
(collateralized by US
government obligations
0.00% 7/5/18; market
value
$773,657)	758,487	758,487
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,275,835 (collateralized
by US government
obligations 0.00%–3.75%
7/19/18–2/15/48; market
value $2,320,971)	2,275,462	2,275,462
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price
$2,593,412 (collateralized
by US government
obligations 0.00%–8.75%
8/31/18–8/15/46; market
value $2,644,839)	2,592,980	2,592,980
		5,626,929
Total Short-Term
Investments
(cost $9,182,306)		9,182,452
Total Value of
Securities – 99.73%
(cost $400,077,121)		$474,516,571
Receivables and Other
Assets Net of
Liabilities – 0.27%		1,270,938
Net Assets Applicable to
32,298,399 Shares
Outstanding – 100.00%		$475,787,509
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

4 NQ-OPTSV [6/18] 8/18 (566745)

Notes

Optimum Small-Mid Cap Value Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSV [6/18] 8/18 (566745) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$465,334,119	$—	$465,334,119
Short-Term Investments	—	9,182,452	9,182,452
Total Value of Securities	$465,334,119	$9,182,452	$474,516,571

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: